  As filed with the Securities and Exchange Commission on December 18, 1996

                                                        Registration No. 2-58287

                                                 Investment Co. Act No. 811-2729


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                       ------
    Pre-Effective Amendment No.
                                -------                                ------

    Post-Effective Amendment No. 29                                      X
                                ------                                 ------


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                       ------

    Amendment No.   30                                                   X
                  -------                                              ------


                       (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

            11 Greenway Plaza, Suite 1919, Houston, TX    77046-1173
          (Address of Principal Executive Offices)         (Zip Code)

     Registrant's Telephone Number, including Area Code   (713) 626-1919

                                Charles T. Bauer
            11 Greenway Plaza, Suite 1919, Houston, TX    77046-1173
                    (Name and Address of Agent for Service)

                                   Copy to:


     Stephen I. Winer, Esquire                   Martha J. Hays, Esquire
      A I M Advisors, Inc.                   Ballard Spahr Andrews & Ingersoll
  11 Greenway Plaza, Suite 1919               1735 Market Street, 51st Floor
    Houston, Texas 77046-1173             Philadelphia, Pennsylvania 19103-7599


Approximate Date of Proposed Public Offering:     As soon as practicable after
                                                  the effective date of this
                                                  Amendment

It is proposed that this filing will become effective (check appropriate box)

------   immediately upon filing pursuant to paragraph (b)

  X      on December 30,1996 pursuant to paragraph (b)
------   60 days after filing pursuant to paragraph (a)(1)



------   on (date) pursuant to paragraph (a)(1)


------   75 days after filing pursuant to paragraph (a)(2)
------   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

------ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant continues its election to register an indefinite number of shares of beneficial interest under Rule 24f-2 under the Investment Company Act of 1940 and filed its Rule 24f-2 Notice for the fiscal period ended August 31, 1996, on October 28, 1996.

                          SHORT-TERM INVESTMENTS TRUST
                      Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)



Note:    The Registrant currently offers two portfolios of investments, the
Treasury Portfolio and the Treasury TaxAdvantage Portfolio. The Treasury Portfolio is comprised of five classes of shares - the Cash Management Class, the Institutional Class, the Personal Investment Class, the Private Investment Class, and the Resource Class. Each class of shares of the Treasury Portfolio is offered to customers of certain institutions pursuant to separate Prospectuses and a combined Statement of Additional Information. The Treasury TaxAdvantage Portfolio is comprised of two classes of shares. Each class of shares of the Treasury TaxAdvantage Portfolio is offered to customers of certain institutions pursuant to separate Prospectuses and a combined Statement of Additional Information.



Form N-1A
Item Number
-----------


I.    TREASURY PORTFOLIO -CASH MANAGEMENT CLASS


Part A - Prospectus


Item No.                                                     Prospectus Location
--------                                                     -------------------
 1.   Cover Page  . . . . . . . . . . . . . . . . . . . . .     Cover Page

 2.   Synopsis  . . . . . . . . . . . . . . . . . . . . . .     Summary; Table
                                                                of Fees and
                                                                Expenses

 3.   Condensed Financial Information . . . . . . . . . . .     Financial
                                                                Highlights

 4.   General Description of Registrant . . . . . . . . . .     Cover Page;
                                                                Investment
                                                                Program; General
                                                                Information

 5.   Management of the Fund  . . . . . . . . . . . . . . .     Management;
                                                                General
                                                                Information

 5A.  Management's Discussion of Fund Performance . . . . .     [included in
                                                                annual report]

 6.   Capital Stock and Other Securities  . . . . . . . . .     General
                                                                Information;
                                                                Dividends; Taxes
 7.   Purchase of Securities Being Offered  . . . . . . . .     Purchase of
                                                                Shares; Net
                                                                Asset Value

 8.   Redemption or Repurchase  . . . . . . . . . . . . . .     Redemption of
                                                                Shares

 9.   Pending Legal Proceedings . . . . . . . . . . . . . .     Not Applicable

II.   TREASURY PORTFOLIO - INSTITUTIONAL CLASS


Part  A - Prospectus


Item No.                                                     Prospectus Location
--------                                                     -------------------
 1.   Cover Page  . . . . . . . . . . . . . . . . . . . . .     Cover Page

 2.   Synopsis  . . . . . . . . . . . . . . . . . . . . . .     Summary; Table
                                                                of Fees and
                                                                Expenses

 3.   Condensed Financial Information . . . . . . . . . . .     Financial
                                                                Highlights

 4.   General Description of Registrant . . . . . . . . . .     Cover Page;
                                                                Investment
                                                                Program; General
                                                                Information

 5.   Management of the Fund  . . . . . . . . . . . . . . .     Management of
                                                                the Trust;
                                                                General
                                                                Information

 5A.  Management's Discussion of Fund Performance . . . . .     [included in
                                                                annual report]

 6.   Capital Stock and Other Securities  . . . . . . . . .     General
                                                                Information;
                                                                Dividends; Taxes

 7.   Purchase of Securities Being Offered  . . . . . . . .     Purchase of
                                                                Shares; Net
                                                                Asset Value;
                                                                Management of
                                                                the Fund -
                                                                Distribution
                                                                Plan

 8.   Redemption or Repurchase  . . . . . . . . . . . . . .     Redemption of
                                                                Shares

 9.   Pending Legal Proceedings . . . . . . . . . . . . . .     Not Applicable


III.  TREASURY PORTFOLIO - PERSONAL INVESTMENT CLASS

Part A - Prospectus

Item No.                                                     Prospectus Location
--------                                                     -------------------

 1.   Cover Page  . . . . . . . . . . . . . . . . . . . . .     Cover Page

 2.   Synopsis  . . . . . . . . . . . . . . . . . . . . . .     Summary; Table
                                                                of Fees and
                                                                Expenses

 3.   Condensed Financial Information   . . . . . . . . . .     Financial
                                                                Highlights

 4.   General Description of Registrant . . . . . . . . . .     Cover Page;
                                                                Investment
                                                                Program; General
                                                                Information

 5.   Management of the Fund  . . . . . . . . . . . . . . .     Management of
                                                                the Trust;
                                                                General
                                                                Information

 5A.  Management's Discussion of Fund Performance . . . . .     [included in
                                                                annual report]

 6.   Capital Stock and Other Securities  . . . . . . . . .     General
                                                                Information;
                                                                Dividends; Taxes

 7.   Purchase of Securities Being Offered  . . . . . . . .     Purchase of
                                                                Shares; Net
                                                                Asset Value;
                                                                Management of
                                                                the Fund -
                                                                Distribution
                                                                Plan

 8.   Redemption or Repurchase  . . . . . . . . . . . . . .     Redemption of
                                                                Shares

 9.   Pending Legal Proceedings . . . . . . . . . . . . . .     Not Applicable


IV.   TREASURY PORTFOLIO - PRIVATE INVESTMENT CLASS

Part A - Prospectus

Item No.                                                     Prospectus Location
--------                                                     -------------------

 1.   Cover Page  . . . . . . . . . . . . . . . . . . . . .     Cover Page

 2.   Synopsis  . . . . . . . . . . . . . . . . . . . . . .     Summary; Table
                                                                of Fees and
                                                                Expenses

 3.   Condensed Financial Information . . . . . . . . . . .     Financial
                                                                Highlights

 4.   General Description of Registrant . . . . . . . . . .     Cover Page;
                                                                Summary;
                                                                Investment
                                                                Program; General
                                                                Information

 5.   Management of the Fund  . . . . . . . . . . . . . . .     Management of
                                                                the Trust;
                                                                General
                                                                Information

 5A.  Management's Discussion of Fund Performance . . . . .     [included in
                                                                annual report]

 6.   Capital Stock and Other Securities  . . . . . . . . .     General
                                                                Information;
                                                                Dividends; Taxes

 7.   Purchase of Securities Being Offered  . . . . . . . .     Purchase of
                                                                Shares; Net
                                                                Asset Value;
                                                                Management of
                                                                the Fund -
                                                                Distribution
                                                                Plan

 8.   Redemption or Repurchase  . . . . . . . . . . . . . .     Redemption of
                                                                Shares

 9.   Pending Legal Proceedings . . . . . . . . . . . . . .     Not Applicable


V.    TREASURY PORTFOLIO - RESOURCE CLASS

Part A - Prospectus

Item No.                                                     Prospectus Location
--------                                                     -------------------

 1.   Cover Page  . . . . . . . . . . . . . . . . . . . . .     Cover Page

 2.   Synopsis  . . . . . . . . . . . . . . . . . . . . . .     Summary; Table
                                                                of Fees and
                                                                Expenses

 3.   Condensed Financial Information . . . . . . . . . . .     Not Applicable

 4.   General Description of Registrant . . . . . . . . . .     Cover Page;
                                                                Summary;
                                                                Investment
                                                                Program; General
                                                                Information

 5.   Management of the Fund  . . . . . . . . . . . . . . .     Management of
                                                                the Trust;
                                                                General
                                                                Information

 5A.  Management's Discussion of Fund Performance . . . . .     [included in
                                                                annual report]

 6.   Capital Stock and Other Securities  . . . . . . . . .     General
                                                                Information;
                                                                Dividends; Taxes

 7.   Purchase of Securities Being Offered  . . . . . . . .     Purchase of
                                                                Shares; Net
                                                                Asset Value;
                                                                Management of
                                                                the Fund -
                                                                Distribution
                                                                Plan

 8.   Redemption or Repurchase  . . . . . . . . . . . . . .     Redemption of
                                                                Shares

 9.   Pending Legal Proceedings . . . . . . . . . . . . . .     Not Applicable


VI.   TREASURY PORTFOLIO - CASH MANAGEMENT CLASS, INSTITUTIONAL CLASS, PERSONAL
      INVESTMENT CLASS, PRIVATE INVESTMENT CLASS, RESOURCE CLASS

Part B - Statement of Additional Information

Item No.                                               Statement of Additional
----------                                             -----------------------
                                                       Information Location
                                                       --------------------

10.   Cover Page  . . . . . . . . . . . . . . . . . . . . .     Cover Page

11.   Table of Contents . . . . . . . . . . . . . . . . . .     Table of
                                                                Contents

12.   General Information and History . . . . . . . . . . .     General
                                                                Information
                                                                About the Trust

13.   Investment Objectives and Policies  . . . . . . . . .     Investment
                                                                Program and
                                                                Restrictions

14.   Management of the Fund  . . . . . . . . . . . . . . .     General
                                                                Information
                                                                About the Trust
                                                                - Trustees and
                                                                Officers

15.   Control Persons and Principal Holders
      of Securities . . . . . . . . . . . . . . . . . . . .     General
                                                                Information
                                                                About the Trust
                                                                - Principal
                                                                Holders of
                                                                Securities

16.   Investment Advisory and Other Services  . . . . . . .     General
                                                                Information
                                                                About the Trust
                                                                - Investment
                                                                Advisor

17.   Brokerage Allocation and Other Practices  . . . . . .     Portfolio
                                                                Transactions

18.   Capital Stock and Other Securities  . . . . . . . . .     General
                                                                Information
                                                                About the Trust
                                                                - The Trust and
                                                                its Shares

19.   Purchase, Redemption and Pricing of
      Securities Being Offered  . . . . . . . . . . . . . .     Purchases and
                                                                Redemptions

20.   Tax Status  . . . . . . . . . . . . . . . . . . . . .     Tax Matters

21.   Underwriters  . . . . . . . . . . . . . . . . . . . .     Purchases and
                                                                Redemptions;
                                                                Distribution
                                                                Agreement

22.   Calculation of Performance Data . . . . . . . . . . .     Performance
                                                                Information

23.   Financial Statements  . . . . . . . . . . . . . . . .     Not Applicable

VII.  TREASURY TAXADVANTAGE PORTFOLIO - INSTITUTIONAL CLASS

Part A - Prospectus


Item No.                                                     Prospectus Location
--------                                                     -------------------
 1.   Cover Page  . . . . . . . . . . . . . . . . . . . . .     Cover Page

 2.   Synopsis  . . . . . . . . . . . . . . . . . . . . . .     Summary; Table
                                                                of Fees and
                                                                Expenses

 3.   Condensed Financial Information . . . . . . . . . . .     Financial
                                                                Highlights

 4.   General Description of Registrant . . . . . . . . . .     Cover Page;
                                                                Summary;
                                                                Investment
                                                                Program; General
                                                                Information

 5.   Management of the Fund  . . . . . . . . . . . . . . .     Management of
                                                                the Trust;
                                                                General
                                                                Information

 5A.  Management's Discussion of Fund Performance . . . . .     [included in
                                                                annual report]

 6.   Capital Stock and Other Securities  . . . . . . . . .     General
                                                                Information;
                                                                Dividends; Taxes

 7.   Purchase of Securities Being Offered  . . . . . . . .     Purchase of
                                                                Shares; Net
                                                                Asset Value;
                                                                Suitability for
                                                                Investors

 8.   Redemption or Repurchase  . . . . . . . . . . . . . .     Redemption of
                                                                Shares

 9.   Pending Legal Proceedings . . . . . . . . . . . . . .     Not Applicable


VIII. TREASURY TAX-ADVANTAGE PORTFOLIO - PRIVATE INVESTMENT CLASS

Part A - Prospectus

Item No.                                                     Prospectus Location
--------                                                     -------------------

 1.   Cover Page  . . . . . . . . . . . . . . . . . . . . .     Cover Page

 2.   Synopsis  . . . . . . . . . . . . . . . . . . . . . .     Summary; Table
                                                                of Fees and
                                                                Expenses

 3.   Condensed Financial Information   . . . . . . . . . .     Financial
                                                                Highlights

 4.   General Description of Registrant . . . . . . . . . .     Cover Page;
                                                                Investment
                                                                Program; General
                                                                Information

 5.   Management of the Fund  . . . . . . . . . . . . . . .     Management of
                                                                the Trust;
                                                                General
                                                                Information

 5A.  Management's Discussion of Fund Performance . . . . .     [included in
                                                                annual report]

 6.   Capital Stock and Other Securities  . . . . . . . . .     General
                                                                Information;
                                                                Dividends; Taxes

 7.   Purchase of Securities Being Offered  . . . . . . . .     Purchase of
                                                                Shares; Net
                                                                Asset Value;
                                                                Management of
                                                                the Trust -
                                                                Distribution
                                                                Plan

 8.   Redemption or Repurchase  . . . . . . . . . . . . . .     Redemption of
                                                                Shares

 9.   Pending Legal Proceedings . . . . . . . . . . . . . .     Not Applicable


IX.   TREASURY TAXADVANTAGE PORTFOLIO - INSTITUTIONAL CLASS AND PERSONAL
      INVESTMENT CLASS

Part B - Statement of Additional Information

Item No.                                               Statement of Additional
----------                                             -----------------------
                                                       Information Location
                                                       --------------------

10.   Cover Page  . . . . . . . . . . . . . . . . . . . . .     Cover Page

11.   Table of Contents . . . . . . . . . . . . . . . . . .     Table of
                                                                Contents

12.   General Information and History . . . . . . . . . . .     General
                                                                Information
                                                                About the Trust

13.   Investment Objectives and Policies  . . . . . . . . .     Investment
                                                                Program and
                                                                Restrictions

14.   Management of the Fund  . . . . . . . . . . . . . . .     General
                                                                Information
                                                                About the Trust
                                                                - Trustees and
                                                                Officers

15.   Control Persons and Principal Holders
      of Securities . . . . . . . . . . . . . . . . . . . .     General
                                                                Information
                                                                About the Trust
                                                                - Principal
                                                                Holders of
                                                                Securities

16.   Investment Advisory and Other Services  . . . . . . .     General
                                                                Information
                                                                About the Trust
                                                                - Investment
                                                                Advisor

17.   Brokerage Allocation and Other Practices  . . . . . .     Portfolio
                                                                Transactions

18.   Capital Stock and Other Securities  . . . . . . . . .     General
                                                                Information
                                                                About the Trust
                                                                - The Trust and
                                                                its Shares

19.   Purchase, Redemption and Pricing of
      Securities Being Offered  . . . . . . . . . . . . . .     Purchases and
                                                                Redemptions

20.   Tax Status  . . . . . . . . . . . . . . . . . . . . .     Dividends and
                                                                Tax Matters

21.   Underwriters  . . . . . . . . . . . . . . . . . . . .     Purchases and
                                                                Redemptions;
                                                                Distribution
                                                                Agreement;
                                                                Distribution
                                                                Plan

22.   Calculation of Performance Data . . . . . . . . . . .     Performance
                                                                Information

23.   Financial Statements  . . . . . . . . . . . . . . . .     Financial
                                                                Statements

X.    ALL CLASSES OF REGISTRANT


Part C

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

SHORT-TERM
INVESTMENTS TRUST

                         Prospectus
--------------------------------------------------------------------------------

TREASURY
PORTFOLIO                     The Treasury Portfolio is a money market fund
CASH                     whose investment objective is the maximization of
MANAGEMENT               current income to the extent consistent with the
CLASS                    preservation of capital and the maintenance of
                         liquidity. The Treasury Portfolio seeks to achieve its
                         objective by investing in direct obligations of the
DECEMBER 30, 1996        U.S. Treasury and repurchase agreements secured by such
                         obligations. The instruments purchased by the Treasury
                         Portfolio will have maturities of 397 days or less.

                              The Treasury Portfolio is a series portfolio of
                         Short-Term Investments Trust (the "Trust"), an open-end, diversified, series management investment company. This Prospectus relates solely to the Cash Management Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.



                              The Trust also offers shares of other classes of
                         the Treasury Portfolio pursuant to separate prospectuses: the Institutional Class, Private Investment Class, Personal Investment Class and Resource Class, as well as shares of classes of another portfolio of the Trust, the Treasury TaxAdvantage Portfolio.

                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                         DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                         A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE CASH MANAGEMENT CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 30, 1996, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 877-7745. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.



                              THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                         OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


[LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 1919
Houston, Texas 77046-1173
(800) 877-7745

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE


  The Trust is an open-end diversified series management investment company. This Prospectus relates to the Cash Management Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



  Pursuant to separate prospectuses, the Trust also offers shares of other classes of shares of beneficial interest of the Portfolio representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to separate prospectuses. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Trust are referred to collectively as the "Portfolios."



  Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.


INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE


  The Trust uses the amortized cost method of valuing the securities of the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."


INVESTMENT ADVISOR


  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended August 31, 1996, the Trust paid AIM advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Trust -- Investment Advisor" and "-- Administrative Services."

  On November 4, 1996, A I M Management Group Inc. ("AIM Management"), announced that it had entered into an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services Inc. and AIM Management, pursuant to which AIM Management will be merged with INVESCO Group Services, Inc. INVESCO plc and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. It is contemplated that the merger will occur on February 28, 1997. The Trust's investment advisor, AIM, is a wholly-owned subsidiary of AIM Management.



  The proposed transaction may be deemed to cause an "assignment" (as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act")) of the Master Investment Advisory Agreement between the Trust and AIM. Under the 1940 Act and the Master Investment Advisory Agreement, an assignment results in the automatic termination of the Master Investment Advisory Agreement.



  On December 11, 1996, the Board of Trustees of the Trust approved a new investment advisory agreement, subject to shareholder approval, between AIM and the Trust with respect to the Portfolio. Shareholders will be asked to approve the proposed advisory agreement at an annual meeting of shareholders to be held on February 7, 1997 (the "Annual Meeting"). The Board of Trustees has also approved a new administrative services agreement with AIM and a new distribution agreement with Fund Management Company ("FMC"). There are no material changes to the terms of the new agreements, including the fees payable by the Portfolio. No change is anticipated in the investment advisory or other personnel responsible for the Portfolio as a result of these new agreements.



  The Board of Trustees has approved these new agreements because the Portfolio's corresponding existing agreements will terminate upon the consummation of the proposed merger of AIM Management into a subsidiary of INVESCO plc. Provided that the Portfolio's shareholders approve the new investment advisory agreement at the Annual Meeting and the merger is consummated, the new investment advisory agreement with respect to the Portfolio, as well as the new administrative services and distribution agreements, will automatically become effective as of the closing date of the merger.


DISTRIBUTOR AND DISTRIBUTION PLAN


  FMC acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, FMC receives a fee from the Trust of up to 0.10% of the average daily net assets of the Portfolio attributable to the shares of the Class as compensation for distribution-related services pursuant to plans of distribution adopted by the Trust's Board of Trustees. The Trust may also make payments pursuant to such distribution plans to certain broker-dealers or other financial institutions for distribution-related services. See "Purchase of Shares" and "Distribution Plan."


SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."


  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks and La Familia AIM de Fondos and La Familia AIM de Fondos and Design are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)....................................            None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)....................................            None
  Deferred sales load (as a percentage of original purchase price or
     redemption proceeds, as applicable)....................................            None
  Redemption fees (as a percentage of amount
     redeemed, if applicable)...............................................            None
  Exchange fee..............................................................            None

ANNUAL PORTFOLIO OPERATING EXPENSES -- CASH MANAGEMENT CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees...........................................................            0.06%
  12b-1 fees (after fee waivers)**..........................................            0.08%
  Other expenses:
     Custodian fees.........................................................   0.01%
     Other..................................................................   0.02%
                                                                               ----
          Total other expenses..............................................            0.03%
                                                                                        ----
  Total portfolio operating expenses -- Cash Management Class...............            0.17%
                                                                                        =====


---------------

 * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or other financial institution for various services.


** If there were no fee waivers, 12b-1 fees and Total portfolio operating expenses would have been 0.10% and 0.19%, respectively.


EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


         1 year...............................................................   $ 2
         3 years..............................................................   $ 5
         5 years..............................................................   $10
        10 years..............................................................   $22



  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1996. The Table of Fees and Expenses reflects a voluntary waiver of 12b-1 fees for the Class. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.


  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Cash Management Class" remain the same in the years shown.


  The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


  Shown below are the per share data, ratios and supplemental data (collectively, "data") for the three-year period ended August 31, 1996 and the period August 17, 1993 (date operations commenced) through August 31, 1993. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.



                                                     1996           1995           1994           1993
                                                   --------        -------        -------        -------
Net asset value, beginning of period............   $   1.00        $  1.00        $  1.00        $  1.00
Income from investment operations:
  Net investment income.........................       0.05           0.05           0.03          0.001
                                                   --------        -------        -------        -------
         Total from investment operations.......       0.05           0.05           0.03          0.001
                                                   --------        -------        -------        -------
Less distributions:
  Dividends from net investment income..........      (0.05)         (0.05)         (0.03)        (0.001)
                                                   --------        -------        -------        -------
Net asset value, end of period..................   $   1.00        $  1.00        $  1.00        $  1.00
                                                   ========        =======        =======        =======
Total return....................................       5.48%          5.57%          3.44%          2.91%(a)
                                                   ========        =======        =======        =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)......   $789,627        $81,219        $73,619        $ 8,681
                                                   ========        =======        =======        =======
  Ratio of expenses to average net assets(c)....       0.17%(a)(b)    0.18%          0.16%          0.16%(a)
                                                   ========        =======        =======        =======
  Ratio of net investment income to average net
    assets(d)...................................       5.25%(a)(b)    5.42%          3.48%          3.00%(a)
                                                   ========        =======        =======        =======


---------------


(a) Annualized.



(b) Ratios are based on average net assets of $547,363,692.



(c) Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.19%, 0.20%, 0.21% and 0.18% for the periods 1996-1993, respectively. Ratios are annualized for periods less than one year.



(d) Ratios of net investment income to average net assets prior to waiver of distribution fees and/or expense reimbursements were 5.23%, 5.40%, 3.43% and 2.98% for the periods 1996-1993, respectively.


                           SUITABILITY FOR INVESTORS

  The shares of the Class are intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. The minimum initial investment is $1,000,000.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.


  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Trust's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.


  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  The Board of Trustees has unanimously approved the elimination of or changes to certain fundamental investment policies of the Trust, subject to shareholder approval. Shareholders will be asked to approve these changes at the Annual Meeting. If approved, they will become effective on March 1, 1997.



  The Trust is currently generally prohibited from investing in other investment companies. The Board of Trustees has approved the elimination of this prohibition, and the amendment to another fundamental investment policy that corresponds to the proposed elimination. The elimination of the fundamental investment policy that prohibits the Trust from investing in other investment companies and the proposed amendment to the corresponding fundamental investment policy would permit investment in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.



  The Board of Trustees has approved the amendment of Investment No. (1) of the Trust indicated above. In the event shareholders approve the proposed change, Investment Restriction No. (1) will read in full as follows:



          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.



  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The SEC has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES


  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, the investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.



  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.



  Shares of the Class are sold to institutional customers of banks, certain broker-dealers and other financial institutions (individually, an "Institution" and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.


  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Information and Authorization Form must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $1,000,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.


  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.

  Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to AIFS or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 3:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.



  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Cash Management Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.



  The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.


                              REDEMPTION OF SHARES


  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK(@), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class are normally made through a customer's Institution.


  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.


  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or AIFS, the Trust's transfer agent.



  Shareholders may request a redemption by telephone. AIFS and FMC will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.



  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.



  The shares of the Class are not redeemable at the option of the Trust unless the Board of Trustees of the Trust determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Trust.


                                   DIVIDENDS


  Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.


  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional Shares at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the Shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.



  The Portfolio uses its best efforts to maintain its net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its Shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.


  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.



  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.



  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AIFS.



                                NET ASSET VALUE



  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION


  Yield information for the Class can be obtained by calling the Trust at (800) 877-7745. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by an investor before making an investment in the Portfolio.



  For the seven-day period ended August 31, 1996, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current yield for the period) were 5.15% and 5.28%, respectively. The performance numbers for any other seven-day period may be substantially different from those quoted above.



  To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.



  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.


                            REPORTS TO SHAREHOLDERS


  The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.



  Unless otherwise requested by the shareholder, each shareholder will be provided by its Institution with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.



                            MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES


  The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees.


INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 41 investment company portfolios. As of November 14, 1996, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $61.1 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly-owned subsidiary of AIM Management. AIM Management is a holding company in the financial services business.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


  For the fiscal year ended August 31, 1996, AIM received fees from the Trust, with respect to the Portfolio under the Advisory Agreement which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.17% of the Class's average daily net assets.


ADMINISTRATIVE SERVICES


  The Trust has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.



EXPENSES



  In addition to fees paid to AIM pursuant to the Advisory Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Trust also pays or causes to be paid all other expenses of the Trust, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares.



  Expenses of the Trust which are not directly attributable to the operations of any class of shares or portfolio of the Trust are prorated among all classes of the Trust based upon the relative net assets of each class. Expenses of the Trust except those listed in the next sentence are prorated among all classes of such portfolio based upon the relative net assets of each such class. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.


FEE WAIVERS


  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year. AIM voluntarily reimbursed expenses of $113,500 on the Personal Investment Class during the year ended August 31, 1996.

DISTRIBUTOR


  The Trust has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Trust either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed
 .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN


  The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of the shares of the Class an amount equal to 0.10% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amount may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.



  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.10% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.



  The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.



  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees") on July 19, 1993. In approving the continuance of the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the holders of the shares of the Class.


  The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the class to which the Plan relates. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


  The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into seven classes. Five classes, including the Class, represent interests in the Portfolio and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.



  All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.



  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares. As of December 1, 1996, The Bank of New York was the owner of record of 68.64% of the outstanding shares of the Class. As long as The Bank of New York owns over 25% of such shares, it may be presumed to be in "control" of the Cash Management Class of the Treasury Portfolio, as defined in the 1940 Act.



  There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios of the Trust without shareholder approval.


TRANSFER AGENT AND CUSTODIAN


  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.


LEGAL COUNSEL


  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Trust and has passed upon the legality of the shares of the Portfolio.

SHAREHOLDER INQUIRIES


  Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Trust at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-7745.


OTHER INFORMATION


  This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

===============================================================================

SHORT-TERM INVESTMENTS TRUST                             PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                            December 30, 1996
(800) 877-7745
                                                        SHORT-TERM
INVESTMENT ADVISOR                                   INVESTMENTS TRUST
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 1919                      ---------------------
Houston, Texas 77046-1173
(713) 626-1919                                       TREASURY PORTFOLIO

DISTRIBUTOR                                        ---------------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919                      CASH MANAGEMENT CLASS
Houston, Texas 77046-1173                            TABLE OF CONTENTS
(800) 877-7745
                                                                                 PAGE
AUDITORS
KPMG PEAT MARWICK LLP                       Summary.............................   2
NationsBank Building                        Table of Fees and Expenses..........   4
700 Louisiana                               Financial Highlights................   5
Houston, Texas 77002                        Suitability for Investors...........   5
                                            Investment Program..................   5
CUSTODIAN                                   Purchase of Shares..................   8
THE BANK OF NEW YORK                        Redemption of Shares................   9
90 Washington Street,                       Dividends...........................   9
11th Floor                                  Taxes...............................  10
New York, New York 10286                    Net Asset Value.....................  10
                                            Yield Information...................  11
TRANSFER AGENT                              Reports to Shareholders.............  11
A I M INSTITUTIONAL FUND SERVICES, INC.     Management of the Trust.............  11
11 Greenway Plaza, Suite 1919               General Information.................  14
Houston, Texas 77046-1173



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.


===============================================================================

SHORT-TERM
INVESTMENTS TRUST

                          Prospectus
--------------------------------------------------------------------------------

TREASURY
PORTFOLIO                      The Treasury Portfolio is a money market fund
                          whose investment objective is the maximization of
                          current income to the extent consistent with the
INSTITUTIONAL             preservation of capital and the maintenance of
CLASS                     liquidity. The Treasury Portfolio seeks to achieve its
                          objective by investing in direct obligations of the
                          U.S. Treasury and repurchase agreements secured by
                          such obligations. The instruments purchased by the
DECEMBER 30, 1996         Treasury Portfolio will have maturities of 397 days or
                          less.


                               The Treasury Portfolio is a series portfolio of
                          Short-Term Investments Trust (the "Trust"), an open-end diversified series management investment company. This Prospectus relates solely to the Institutional Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity can invest in a diversified money market fund.



                               The Trust also offers shares of other classes of
                          the Treasury Portfolio pursuant to separate prospectuses: the Personal Investment Class, Private Investment Class, Cash Management Class and Resource Class, as well as shares of classes of another portfolio of the Trust, the Treasury TaxAdvantage Portfolio.


                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                          DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                          A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE INSTITUTIONAL CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 30, 1996, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION THE ("SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL
                          (800) 877-7745. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.



                               THE TRUST'S SHARES ARE NOT DEPOSITS OR
                          OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



[LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 1919
Houston, Texas 77046-1173
(800) 659-1005

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE


  The Trust is an open-end diversified series management investment company. This Prospectus relates to the Institutional Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservations of capital and the maintenance of liquidity.



  Pursuant to separate prospectuses, the Trust also offers shares of other classes of shares of beneficial interest of the Portfolio representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to a separate prospectus. The portfolios of the Trust are referred to collectively as the "Portfolios."



  Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.


INVESTORS IN THE CLASS


  The Class is designed to be a convenient and economical vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained by individuals. See "Suitability for Investors." For the fiscal year ended August 31, 1996, the expenses of operation for the Class represented 0.09% of the average daily net assets of the Class.


PURCHASE OF SHARES

  Shares of the Class are sold at net asset value without a sales charge. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made in federal funds on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of each Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE


  The Trust uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."


INVESTMENT ADVISOR


  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended August 31, 1996, the Trust paid AIM fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Trust. See "Management of the Trust -- Investment Advisor" and "-- Administrative Services."



  On November 4, 1996, A I M Management Group Inc. ("AIM Management"), announced that it had entered into an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services, Inc. and AIM Management, pursuant to which AIM Management will be merged with INVESCO Group Services, Inc. INVESCO plc and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. It is contemplated that the merger will occur on February 28, 1997. The Trust's investment advisor, AIM, is a wholly-owned subsidiary of AIM Management.



  The proposed transaction may be deemed to cause an "assignment" (as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act")) of the Master Investment Advisory Agreement between the Trust and AIM. Under the 1940 Act and the Master Investment Advisory Agreement, an assignment results in the automatic termination of the Master Investment Advisory Agreement.



  On December 11, 1996, the Board of Trustees of the Trust approved a new investment advisory agreement, subject to shareholder approval, between AIM and the Trust with respect to the Portfolio. Shareholders will be asked to approve the proposed advisory agreement at an annual meeting of shareholders to be held on February 7, 1997 (the "Annual Meeting"). The Board of Trustees has also approved a new administrative services agreement with AIM and a new distribution agreement with Fund Management Company ("FMC"). There are no material changes to the terms of the new agreements, including the fees payable by the Portfolio. No change is anticipated in the investment advisory or other personnel responsible for the Portfolio as a result of these new agreements.



  The Board of Trustees has approved these new agreements because the Portfolio's corresponding existing agreements will terminate upon the consummation of the proposed merger of AIM Management into a subsidiary of INVESCO plc. Provided that the Portfolio's shareholders approve the new investment advisory agreement at the Annual Meeting and the merger is consummated, the new investment advisory agreement with respect to the Portfolio, as well as the new administrative services and distribution agreements, will automatically become effective as of the closing date of the merger.


DISTRIBUTOR


  Fund Management Company ("FMC") acts as the exclusive distributor of the Trust's shares. FMC does not receive any fee for distribution services from the Trust. See "Purchase of Shares."


SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."


  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks and La Familia AIM de Fondos and La Familia AIM de Fondos and Design are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES


    SHAREHOLDER TRANSACTION EXPENSES*
      Maximum sales load imposed on purchases (as a percentage of
         offering price)................................................             None
      Maximum sales load on reinvested dividends (as a percentage of
         offering price)................................................             None
      Deferred sales load (as a percentage of original purchase price or
         redemption proceeds, as applicable)............................             None
      Redemption fees (as a percentage of amount redeemed, if
         applicable)....................................................             None
      Exchange fee......................................................             None

    ANNUAL PORTFOLIO OPERATING EXPENSES -- INSTITUTIONAL CLASS
      (as a percentage of average net assets)
      Management fees...................................................             0.06%
      12b-1 fees........................................................             None
      Other expenses:
         Custodian fees................................................. 0.01%
         Other.......................................................... 0.02%
                                                                         ----
           Total other expenses.........................................             0.03%
                                                                                     ----
      Total portfolio operating expenses -- Institutional Class.........             0.09%
                                                                                     ====


---------------


* Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.


EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.


         1 year...............................................................   $ 1
         3 years..............................................................   $ 3
         5 years..............................................................   $ 5
        10 years..............................................................   $12



  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1996. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.



  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Institutional Class" remain the same in the years shown.



  The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


  Shown below are the per share data, ratios and supplemental data (collectively, "data") for each of the years in the ten-year period ended August 31, 1996. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report on the financial statements and the related notes appears in the Statement of Additional Information.


                                1996             1995            1994          1993          1992          1991          1990
                             ----------       ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning
 of period.................. $     1.00       $     1.00      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
Income from investment
 operations:
 Net investment income......       0.05             0.06            0.04          0.03          0.05          0.07          0.08
                             ----------       ----------      ----------    ----------    ----------    ----------    ----------
     Total from investment
       operations...........       0.05             0.06            0.04          0.03          0.05          0.07          0.08
                             ----------       ----------      ----------    ----------    ----------    ----------    ----------
Less distributions:
 Dividends from net
   investment
   income...................       (.05)           (0.06)          (0.04)        (0.03)        (0.05)        (0.07)        (0.08)
                             ----------       ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of
 period..................... $     1.00       $     1.00      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                             ==========       ==========      ==========    ==========    ==========    ==========    ==========
Total return................       5.57%            5.66%           3.53%         3.22%         4.56%         7.04%         8.52%
                             ==========       ==========      ==========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted)........... $2,335,441       $2,669,637      $2,452,389    $3,652,672    $3,835,387    $2,437,902    $1,703,460
                             ==========       ==========      ==========    ==========    ==========    ==========    ==========
Ratio of expenses to average
 net assets.................       0.09%(a)         0.10%           0.08%         0.08%         0.09%         0.10%         0.12%
                             ==========       ==========      ==========    ==========    ==========    ==========    ==========
Ratio of net investment
 income to average net
 assets.....................       5.43%(a)         5.53%           3.39%         3.17%         4.38%         6.73%         8.19%
                             ==========       ==========      ==========    ==========    ==========    ==========    ==========

                                 1989          1988         1987
                              ----------    ----------    --------
Net asset value, beginning
 of period..................  $     1.00    $     1.00    $   1.00
Income from investment
 operations:
 Net investment income......        0.09          0.07        0.06
                              ----------    ----------    --------
     Total from investment
       operations...........        0.09          0.07        0.06
                              ----------    ----------    --------
Less distributions:
 Dividends from net
   investment
   income...................       (0.09)        (0.07)      (0.06)
                              ----------    ----------    --------
Net asset value, end of
 period.....................  $     1.00    $     1.00    $   1.00
                              ==========    ==========    =========
Total return................        9.03%         6.98%       6.17%
                              ==========    ==========    =========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted)...........  $1,189,822    $1,121,144    $650,547
                              ==========    ==========    =========
Ratio of expenses to average
 net assets.................        0.11%         0.13%       0.14%
                              ==========    ==========    =========
Ratio of net investment
 income to average net
 assets.....................        8.69%         6.76%       6.01%
                              ==========    ==========    =========


---------------


(a) Ratios are based on average net assets of $2,499,257,005.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. They are designed to be a convenient and economical vehicle in which such institutions can invest short-term cash reserves. Shares of the Class may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  An investment in the Class may relieve the institution of many of the investment and administrative burdens encountered when investing in money market instruments directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own sub-accounting. To assist these institutions, information concerning the dividends declared by the Portfolios on any particular day will normally be available by 5:00 p.m. Eastern Time on that day.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments and enjoy the benefits of same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. However, these expenses are expected to be relatively small due primarily to the following factors: the Class will have a small number of shareholders who do not need many of the services provided by other money market investment companies, thereby resulting in lower transfer agent fees and costs for printing reports and proxy statements; sales of the shares of the Class to institutions acting for themselves or in a fiduciary capacity are exempt from the registration requirements of most state securities laws, thereby resulting in reduced state registration fees; and the relatively low investment advisory fee paid to AIM.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.


  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Trust's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.


  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.


  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be in-vested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities, or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  The Board of Trustees has unanimously approved the elimination of or changes to certain fundamental investment policies of the Trust, subject to shareholder approval. Shareholders will be asked to approve these changes at the Annual Meeting. If approved, they will become effective on March 1, 1997.



  The Trust is currently generally prohibited from investing in other investment companies. The Board of Trustees has approved the elimination of this prohibition, and the amendment to another fundamental investment policy that corresponds to the proposed elimination. The elimination of the fundamental investment policy that prohibits the Trust from investing in other investment companies and the proposed amendment to the corresponding fundamental investment policy would permit investment in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.



  The Board of Trustees has approved the amendment of Investment No. (1) of the Trust indicated above. In the event shareholders approve the proposed change, Investment Restriction No. (1) will read in full as follows:



          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.



  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The SEC has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.


                               PURCHASE OF SHARES


  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a record keeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, the investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.



  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Subject to the conditions stated above and the Trust's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described below and notice of such order is provided to A I M Institutional Fund Services, Inc. ("AIFS") (the Trust's transfer agent), or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 4:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.



  Payments for shares of the Class purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares must specify that it is for the purchase of "Shares of the Institutional Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending institution.


  The minimum initial investment in the Class is $1,000,000. Institutions may be requested to maintain separate Master Accounts in the shares of the Class held by the institution (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and
(ii) for accounts for which the institution acts in some other capacity. An institution's Master Account(s) and sub-accounts in the shares of the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Account Applications may be obtained from AIFS. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS.


  Banks will be required to certify to the Trust that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.



  The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.


                              REDEMPTION OF SHARES


  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class are normally made by calling the Trust.


  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.


  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or AIFS, the Trust's transfer agent.



  Shareholders may request a redemption by telephone. AIFS and FMC will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.



  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Trust unless the Board of Trustees of the Trust determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Trust.


                                   DIVIDENDS


  Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class's pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.



  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the institution to AIFS, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.



  The Portfolio uses its best efforts to maintain its net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.


  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.



  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AIFS.



                                NET ASSET VALUE



  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.


  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION


  Yield information for the Class can be obtained by calling the Trust at (800) 659-1005. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.



  For the seven-day period ended August 31, 1996, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.23% and 5.36%. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.


  To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.


  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolios' yield and total return.


                            REPORTS TO SHAREHOLDERS


  The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.


  Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.


                            MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES


  The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the

Trust are delegated to the Trust's officers and to AIM, subject always to the objectives and policies of the Trust and to the general supervision of the Trust's Board of Trustees.


INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM, organized in 1976, together with its affiliates, manages or advises 41 investment company portfolios. As of November 14, 1996, the total assets of the investment company managed, advised or administered by AIM and its affiliates were approximately $61.1 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Fund. AIM is a wholly-owned subsidiary of AIM Management. AIM Management is a holding company engaged in the financial services business.


  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


  For the fiscal year ended August 31, 1996, AIM received fees from the Trust under an advisory agreement previously in effect, which provided for the same level of compensation to AIM as the Advisory Agreement, with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.09% of the Class' average daily net assets.


ADMINISTRATIVE SERVICES


  The Trust has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.



FEE WAIVERS



  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. AIM voluntarily reimbursed expenses of $113,500 on the Portfolio during the year ended August 31, 1996.


DISTRIBUTOR


  The Trust has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Trust either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolios, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


  The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the " Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into seven classes of which five, including the Class, represent interests in the Portfolio and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.



  All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.



  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares.



  There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios of the Trust without shareholder approval.


TRANSFER AGENT AND CUSTODIAN


  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.


LEGAL COUNSEL


  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Trust and has passed upon the legality of the shares of the Portfolio.


SHAREHOLDER INQUIRIES


  Shareholder inquiries concerning the status of an account should be directed to the Trust at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 659-1005.


OTHER INFORMATION


  This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

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


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

===============================================================================

SHORT-TERM INVESTMENTS TRUST                        PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                       December 30, 1996
(800) 659-1005
                                                    SHORT-TERM
INVESTMENT ADVISOR                              INVESTMENTS TRUST
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 1919                 ---------------------
Houston, Texas 77046-1173
(713) 626-1919                                  TREASURY PORTFOLIO

DISTRIBUTOR                                   ---------------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919                  INSTITUTIONAL CLASS
Houston, Texas 77046-1173
(800) 659-1005                                  TABLE OF CONTENTS
                                                                               PAGE
AUDITORS                                                                       ----
KPMG PEAT MARWICK LLP
NationsBank Building                    Summary.............................     2
700 Louisiana                           Table of Fees and Expenses..........     4
Houston, Texas 77002                    Financial Highlights................     5
                                        Suitability For Investors...........     6
CUSTODIAN                               Investment Program..................     6
THE BANK OF NEW YORK                    Purchase of Shares..................     8
90 Washington Street                    Redemption of Shares................     9
11th Floor                              Dividends...........................    10
New York, New York 10286                Taxes...............................    10
                                        Net Asset Value.....................    11
TRANSFER AGENT                          Yield Information...................    11
A I M INSTITUTIONAL FUND SERVICES, INC. Reports to Shareholders.............    11
11 Greenway Plaza, Suite 1919           Management of the Trust.............    11
Houston, Texas 77046-1173               General Information.................    13

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING
MADE BY THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST
OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY
JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.

===============================================================================

                                                                      PROSPECTUS

                           PERSONAL INVESTMENT CLASS
                                     OF THE

                               TREASURY PORTFOLIO
                                       OF

                          SHORT-TERM INVESTMENTS TRUST
                         11 GREENWAY PLAZA, SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-4744

                               ------------------

     The Treasury Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Treasury Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Treasury Portfolio will have maturities of 397 days or less.


     The Treasury Portfolio is a series portfolio of Short-Term Investments Trust (the "Trust"), an open-end, diversified, series, management investment company. This Prospectus relates solely to the Personal Investment Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.



     The Trust also offers shares of the following classes of the Treasury Portfolio pursuant to separate prospectuses: the Institutional Class, Private Investment Class, Cash Management Class and Resource Class, as well as shares of classes of another portfolio of the Trust, the Treasury TaxAdvantage Portfolio.


                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
          THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
          SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                      ADEQUACY OF THIS PROSPECTUS. ANY
                      REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

                               ------------------



     THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PERSONAL INVESTMENT CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 30, 1996, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-4744. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.



     THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



                      PROSPECTUS DATED: DECEMBER 30, 1996


                               TABLE OF CONTENTS


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
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
SUMMARY..........................................   2
TABLE OF FEES AND EXPENSES.......................   5
FINANCIAL HIGHLIGHTS.............................   6
SUITABILITY FOR INVESTORS........................   7
INVESTMENT PROGRAM...............................   7
PURCHASE OF SHARES...............................  10
REDEMPTION OF SHARES.............................  12
DIVIDENDS........................................  13
TAXES............................................  13
NET ASSET VALUE..................................  14
YIELD INFORMATION................................  14
REPORTS TO SHAREHOLDERS..........................  15
MANAGEMENT OF THE TRUST..........................  15
GENERAL INFORMATION..............................  18


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE


     The Trust is an open-end diversified series management investment company. This Prospectus relates to the Personal Investment Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



     Pursuant to separate prospectuses, the Trust also offers shares of other classes of shares of beneficial interest of the Portfolio representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to a separate prospectus. The portfolios of the Trust are referred to collectively as the "Portfolios."



     Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.


INVESTORS IN THE CLASS

     The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES


     Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000. There is no minimum amount for subsequent investments. Payment for shares purchased must be in funds immediately available to the Trust. See "Purchase of Shares."

REDEMPTION OF SHARES

     Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

     The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE


     The Trust uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."


INVESTMENT ADVISOR


     A I M Advisors, Inc. ("AIM") serves as the Trust's investment advisor and receives a fee based on the Trust's average daily net assets. During the fiscal year ended August 31, 1996, AIM received advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Trust. See "Management of the Trust -- Investment Advisor" and "-- Administrative Services."



     On November 4, 1996, A I M Management Group Inc. ("AIM Management"), announced that it had entered into an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services Inc. and AIM Management, pursuant to which AIM Management will be merged with INVESCO Group Services Inc. INVESCO plc and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. It is contemplated that the merger will occur on February 28, 1997. The Trust's investment advisor, AIM, is a wholly-owned subsidiary of AIM Management.



     The proposed transaction may be deemed to cause an "assignment" (as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act")) of the Master Investment Advisory Agreement between the Trust and AIM. Under the 1940 Act and the Master Investment Advisory Agreement, an assignment results in the automatic termination of the Master Investment Advisory Agreement.



     On December 11, 1996, the Board of Trustees of the Trust approved a new investment advisory agreement, subject to shareholder approval, between AIM and the Trust with respect to the Portfolio. Shareholders will be asked to approve the proposed advisory agreement at an annual meeting of shareholders to be held on February 7, 1997 (the "Annual Meeting"). The Board of Trustees has also approved a new administrative services agreement with AIM and a new distribution agreement with Fund Management Company ("FMC"). There are no material changes to the terms of the new agreements, including the fees payable by the Portfolio. No change is anticipated in the investment advisory or other personnel responsible for the Portfolio as a result of these new agreements.



     The Board of Trustees has approved these new agreements because the Portfolio's corresponding existing agreements will terminate upon the consummation of the proposed merger of AIM Management into a subsidiary of INVESCO plc. Provided that the Portfolio's shareholders approve the new investment advisory agreement at the Annual Meeting and the merger is consummated, the new investment advisory agreement with respect to the Portfolio, as well as the new administrative services and distribution agreements, will automatically become effective as of the closing date of the merger.



DISTRIBUTOR AND DISTRIBUTION PLAN



     Fund Management Company ("FMC") acts as the exclusive distributor of shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, the Trust may pay to FMC as well as certain broker-dealers or other financial institutions up to 0.75% of the average daily net asset value of the Portfolio attributable to the Class. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers, banks or other financial institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."


SPECIAL RISK CONSIDERATIONS

     The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."


     The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks and La Familia AIM de Fondos and La Familia AIM de Fondos and Design are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)..................................            None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)..................................            None
  Deferred sales load (as a percentage of original purchase price or
     redemption proceeds, as applicable)..................................            None
  Redemption fees (as a percentage of amount
     redeemed, if applicable).............................................            None
  Exchange fee............................................................            None
ANNUAL PORTFOLIO OPERATING EXPENSES -- PERSONAL INVESTMENT CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees.........................................................            0.06%
  12b-1 fees (after fee waivers)**........................................            0.50%***
  Other expenses:
     Custodian fees.......................................................  0.01%
     Other (after expense reimbursements)**...............................  0.02%
                                                                            -----
          Total other expenses............................................            0.03%
                                                                                      ----
  Total portfolio operating expenses --
     Personal Investment Class............................................            0.59%
                                                                                      =====


------------


  * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or financial institution for various services.


 ** Had there been no fee waivers and no expense reimbursements, 12b-1 fees, Other expenses and Total portfolio operating expenses would have been 0.75%, 0.10% and 0.92%, respectively.


*** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.


EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


         1 year...............................................   $6
         3 years..............................................   $19
         5 years..............................................   $33
        10 years..............................................   $74



     The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1996. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.


     The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Personal Investment Class" remain the same in the years shown.


     The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS


     Shown below are the per share data, ratios and supplemental data (collectively "data") for each of the years in the five-year period ended August 31, 1996 and the period August 8, 1991 (date operations commenced) through August 31, 1991. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.



                                       1996             1995         1994         1993         1992         1991
                                     --------         --------      -------      -------      -------      -------
Net asset value, beginning
  of period.......................   $   1.00         $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
Income from investment operations:
  Net investment income...........       0.05             0.05         0.03         0.03         0.04        0.003
                                     --------         --------      -------      -------      -------      -------
        Total from investment
          operations..............       0.05             0.05         0.03         0.03         0.04        0.003
                                     --------         --------      -------      -------      -------      -------
Less distributions:
  Dividends (from net investment
    income).......................      (0.05)           (0.05)       (0.03)       (0.03)       (0.04)      (0.003)
                                     --------         --------      -------      -------      -------      -------
Net asset value, end of period....   $   1.00         $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                     ========         ========      =======      =======      =======      =======
Total return......................       5.04%            5.13%        3.02%        2.77%        4.07%        5.04%(a)
                                     ========         ========      =======      =======      =======      =======
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)..................   $192,947         $114,527      $88,582      $69,867      $23,853      $   330
                                     ========         ========      =======      =======      =======      =======
Ratio of expenses to average net
  assets(c).......................       0.59%(b)         0.60%        0.58%        0.53%        0.49%        0.81%(a)
                                     ========         ========      =======      =======      =======      =======
Ratio of net investment income to
  average net assets(d)...........       4.91%(b)         5.03%        2.99%        2.70%        3.55%        5.03%(a)
                                     ========         ========      =======      =======      =======      =======


---------------

(a) Annualized.


(b) Ratios are based on average net assets of $142,591,904.



(c) Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.92%, 0.90%, 0.91%, 0.93%, 1.03% and 12.68% for the periods 1996-1991, respectively.



(d) Ratios of net investment income to average net assets prior to waiver of distribution fees and/or expense reimbursements were 4.58%, 4.73%, 2.66%, 2.29%, 3.01% and (6.84%) for the periods 1996-1991, respectively.

                           SUITABILITY FOR INVESTORS

     The Shares of the Class are intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $1,000.

     Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

                               INVESTMENT PROGRAM
INVESTMENT OBJECTIVE

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

     The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.


     REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Trust's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) the expense of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

     BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     LENDING OF PORTFOLIO SECURITIES. The Portfolio may lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

     The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


     The Board of Trustees has unanimously approved the elimination of or changes to certain fundamental investment policies of the Trust, subject to shareholder approval. Shareholders will be asked to approve these changes at the Annual Meeting. If approved, they will become effective on March 1, 1997.



     The Trust is currently generally prohibited from investing in other investment companies. The Board of Trustees has approved the elimination of this prohibition, and the amendment to another fundamental investment policy that corresponds to the proposed elimination. The elimination of the fundamental investment policy that prohibits the Trust from investing in other investment companies and the proposed amendment to the corresponding fundamental investment policy would permit investment in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.



     The Board of Trustees has approved the amendment of Investment No. (1) of the Trust indicated above. In the event shareholders approve the proposed change, Investment Restriction No. (1) will read in full as follows:



          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.



     In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The SEC has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.


                               PURCHASE OF SHARES


     Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.



     A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.



     Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (individually, an "Institution" and, collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.


     Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of the Class. The minimum initial investment is $1,000, and there is no minimum amount of subsequent purchases of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares in the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends each customer proxies, periodic reports and other information with regard to the customer's shares. The customer's shares are fully assignable and subject to encumbrance by the customer.

     All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares in the Class directly, except through reinvestment of dividends and distributions.


     Orders for the purchase of shares in the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.



     Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for the shares purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to AIFS or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares purchased by orders which are accepted prior to 4:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.



     Federal Reserve wires should be sent as early in the day as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of "Shares of the Personal Investment Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.


     The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.


                              REDEMPTION OF SHARES


     A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK(@), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares are normally made through a customer's Institution.


     Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.


     A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or AIFS, the Trust's transfer agent.



     Shareholders may request a redemption by telephone. AIFS and FMC will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.



     Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.



     Shares of the Class are not redeemable at the option of the Trust unless the Board of Trustees of the Trust determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Trust.

                                   DIVIDENDS


     Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees and accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses in the Portfolio.



     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to AIFS, 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.



     The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

     The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

     Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.


     The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.



     Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.



     Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AIFS.



                                NET ASSET VALUE



     The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all its liabilities (including accrued expenses and dividends payable) by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.


     The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION


     Yield information for the Class can be obtained by calling the Trust at
(800) 877-4744. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY OTHER INSTITUTION. These factors should be carefully considered by the investor before investing in the Portfolio.


     For the seven-day period ended August 31, 1996, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 4.73% and 4.84%, respectively, excluding capital gains distributions. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.


     To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.


     From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.


                            REPORTS TO SHAREHOLDERS


     The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.



     Unless otherwise requested by the shareholder, each shareholder will be provided by its Institution a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.



                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


     The overall management of the business and affairs of the Trust is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees.


INVESTMENT ADVISOR


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 41 investment company portfolios. As of November 14, 1996, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $61.1 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly-owned subsidiary of AIM Management, a privately held corporation. AIM Management is a holding company engaged in the financial services business.


     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


     For the fiscal year ended August 31, 1996, AIM received fees with respect to the Portfolio from the Trust under an advisory agreement previously in effect, which provided for the same level of compensation to AIM as the Advisory Agreement, which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.59% of the Class' average daily net assets.


ADMINISTRATIVE SERVICES


     The Trust has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.



FEE WAIVERS



     AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of the fiscal year. FMC may in its discretion from time to time voluntarily agree to waive its 12b-1 fee, but will retain its ability to be reimbursed prior to the end of each fiscal year. AIM voluntarily reimbursed expenses of $113,500 on the Portfolio during the year ended August 31, 1996.


DISTRIBUTOR


     The Trust has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Trust either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN


     The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of the shares of the Class an amount equal to 0.75% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.



     Of the compensation paid to FMC under the Plan, payment of a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.



     The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.



     As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Trust's Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"), on July 19, 1993. In approving the continuance of the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Trust and the shareholders of the shares of the Class.


     The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


     The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into seven classes. Five classes, including the Class, represent interests in the Portfolio and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.



     All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

     There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares. As of December 1, 1996, Cullen/Frost Discount Brokers was the owner of record of 64.64%, and The Bank of New York was the owner of record of 26.55%, of the outstanding shares of the Class. As long as each of Cullen/Frost Discount Brokers and The Bank of New York owns over 25% of such shares, it may be presumed to be in "control" of the Personal Investment Class of the Treasury Portfolio as defined in the 1940 Act.



     There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios or classes of the Trust without shareholder approval.


TRANSFER AGENT AND CUSTODIAN


     The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for shares of the Class.


LEGAL COUNSEL


     The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Trust and has passed upon the legality of the shares of the Portfolio.


SHAREHOLDER INQUIRIES


     Shareholder inquiries concerning the status of an account should be directed to the Trust at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-4744.


OTHER INFORMATION


     This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

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

SHORT-TERM INVESTMENTS TRUST       SHORT-TERM
11 Greenway Plaza, Suite 1919      INVESTMENTS TRUST
Houston, Texas 77046-1173
(800) 877-4744                     PERSONAL
                                   INVESTMENT CLASS
INVESTMENT ADVISOR                 OF THE
A I M ADVISORS, INC.               --------------------------------------------
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173          TREASURY PORTFOLIO                PROSPECTUS
(713) 626-1919

DISTRIBUTOR                                                   DECEMBER 30, 1996
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173          [LOGO APPEARS HERE]
(800) 877-4744                     Fund Management Company

AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M INSTITUTIONAL FUND
  SERVICES, INC.
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR
THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY
JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                                      PROSPECTUS

                            PRIVATE INVESTMENT CLASS
                                     OF THE

                               TREASURY PORTFOLIO
                                       OF

                          SHORT-TERM INVESTMENTS TRUST
                         11 GREENWAY PLAZA, SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7748
                               ------------------

     The Treasury Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Treasury Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Treasury Portfolio will have maturities of 397 days or less.


     The Treasury Portfolio is a series portfolio of Short-Term Investments Trust (the "Trust"), an open-end diversified, series, management investment company. This Prospectus relates solely to the Private Investment Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest short-term cash reserves.



     The Trust also offers shares of other classes of the Treasury Portfolio pursuant to separate prospectuses: the Institutional Class, Cash Management Class, Personal Investment Class and Resource Class, as well as shares of classes of another portfolio of the Trust, the Treasury TaxAdvantage Portfolio.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                  ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.
                               ------------------


     THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PRIVATE INVESTMENT CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 30, 1996, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-7748. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.



     THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



                      PROSPECTUS DATED: DECEMBER 30, 1996

                               TABLE OF CONTENTS


                                                  PAGE
                                                  ----
SUMMARY..........................................   2
TABLE OF FEES AND EXPENSES.......................   5
FINANCIAL HIGHLIGHTS.............................   6
SUITABILITY FOR INVESTORS........................   7
INVESTMENT PROGRAM...............................   7
PURCHASE OF SHARES...............................  10
REDEMPTION OF SHARES.............................  12
DIVIDENDS........................................  13
TAXES............................................  13
NET ASSET VALUE..................................  14
YIELD INFORMATION................................  14
REPORTS TO SHAREHOLDERS..........................  15
MANAGEMENT OF THE TRUST..........................  15
GENERAL INFORMATION..............................  18


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE


     The Trust is an open-end diversified series management investment company. This Prospectus relates to the Private Investment Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



     Pursuant to separate prospectuses, the Trust also offers other shares of other classes of shares of beneficial interest of the Portfolio representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to a separate prospectus. The portfolios of the Trust are referred to collectively as "Portfolios."



     Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications, and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.


INVESTORS IN THE CLASS

     The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES


     Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Trust. See "Purchase of Shares."

REDEMPTION OF SHARES

     Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

     The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE


     The Trust uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."


INVESTMENT ADVISOR


     A I M Advisors, Inc. ("AIM") serves as the Trust's investment advisor and receives a fee based on the Trust's average daily net assets. During the fiscal year ended August 31, 1996, the Trust paid AIM advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Trust. See "Management of the Trust -- Investment Advisor" "-- Administrative Services."



     On November 4, 1996, A I M Management Group Inc. ("AIM Management"), announced that it had entered into an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services Inc. and AIM Management, pursuant to which AIM Management will be merged with INVESCO Group Services, Inc. INVESCO plc and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. It is contemplated that the merger will occur on February 28, 1997. The Trust's investment advisor, AIM, is a wholly-owned subsidiary of AIM Management.



     The proposed transaction may be deemed to cause an "assignment" (as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act")) of the Master Investment Advisory Agreement between the Trust and AIM. Under the 1940 Act and the Master Investment Advisory Agreement, an assignment results in the automatic termination of the Master Investment Advisory Agreement.



     On December 11, 1996, the Board of Trustees of the Trust approved a new investment advisory agreement, subject to shareholder approval, between AIM and the Trust with respect to the Portfolio. Shareholders will be asked to approve the proposed advisory agreement at an annual meeting of shareholders to be held on February 7, 1997 (the "Annual Meeting"). The Board of Trustees has also approved a new administrative services agreement with AIM and a new distribution agreement with Fund Management

Company ("FMC"). There are no material changes to the terms of the new agreements, including the fees payable by the Portfolio. No change is anticipated in the investment advisory or other personnel responsible for the Portfolio as a result of these new agreements.



     The Board of Trustees has approved these new agreements because the Portfolio's corresponding existing agreements will terminate upon the consummation of the proposed merger of AIM Management into a subsidiary of INVESCO plc. Provided that the Portfolio's shareholders approve the new investment advisory agreement at the Annual Meeting and the merger is consummated, the new investment advisory agreement with respect to the Portfolio, as well as the new administrative services and distribution agreements, will automatically become effective as of the closing date of the merger.


DISTRIBUTOR AND DISTRIBUTION PLAN


     Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, the Trust may pay up to 0.50% of the average daily net asset value of the Portfolio attributable to the Class to FMC as well as to certain broker-dealers or other financial institutions. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers or institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."


SPECIAL RISK CONSIDERATIONS

     The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."


     The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks and La Familia AIM de Fondos and La Familia AIM de Fondos and Design are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price).................................             None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price).................................             None
  Deferred sales load (as a percentage of original purchase price or
     redemption proceeds, as applicable).................................             None
  Redemption fees (as a percentage of amount redeemed,
     if applicable)......................................................             None
  Exchange fee...........................................................             None
ANNUAL PORTFOLIO OPERATING EXPENSES -- PRIVATE INVESTMENT CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees........................................................             0.06%
  12b-1 fees (after fee waivers)**.......................................             0.30%***
  Other expenses:
     Custodian fees......................................................   0.01%
     Other...............................................................   0.02%
                                                                            ----
          Total other expenses...........................................             0.03%
                                                                                     -----
  Total portfolio operating expenses --
     Private Investment Class............................................             0.39%
                                                                                     =====


---------------


  * Beneficial owners of shares of the Class should consider the effect of any changes imposed by their bank, broker-dealer or other financial institution for various services.



 ** Had there been no fee waivers, 12b-1 fees would have been 0.50% and Total portfolio operating expenses would have been 0.59%.



*** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.


EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


         1 year...............................................................   $ 4
         3 years..............................................................   $13
         5 years..............................................................   $22
        10 years..............................................................   $49



     The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1996. The Table of Fees and Expenses reflects a voluntary waiver of 12b-1 fees for the Class. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.



     The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Private Investment Class" remain the same in the years shown.



     The example shown in the above table is based on the amounts listed under "Annual Portfolio Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS


     Shown below are the per share data, ratios and supplemental data for the four-year period ended August 31, 1996 and the period November 25, 1991 (date operations commenced) through August 31, 1992. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.



                                               1996             1995           1994           1993           1992
                                             --------         --------       --------       --------       --------
Net asset value, beginning of period........ $   1.00         $   1.00       $   1.00       $   1.00       $   1.00
Income from investment operations:
  Net investment income.....................     0.05             0.05           0.03           0.03           0.03
                                             --------         --------       --------       --------       --------
  Total from investment operations..........     0.05             0.05           0.03           0.03           0.03
                                             --------         --------       --------       --------       --------
Less distributions:
  Dividends from net investment income......    (0.05)           (0.05)         (0.03)         (0.03)         (0.03)
                                             --------         --------       --------       --------       --------
Net asset value, end of period.............. $   1.00         $   1.00       $   1.00       $   1.00       $   1.00
                                             ========         ========       ========       ========       ========
Total return................................     5.25%            5.34%          3.22%          2.91%          3.92%(a)
                                             ========         ========       ========       ========       ========
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted)................................ $352,537         $394,585       $412,716       $204,281       $    525
                                             ========         ========       ========       ========       ========
  Ratio of expenses to average net
    assets(c)...............................     0.39%(b)         0.40%          0.38%          0.38%          0.40%(a)
                                             ========         ========       ========       ========       ========
  Ratio of net investment income to average
    net assets(d)...........................     5.14%(b)         5.23%          3.26%          2.81%          3.68%(a)
                                             ========         ========       ========       ========       ========


---------------

(a) Annualized.


(b) Ratios are based on average net assets of $407,231,329.



(c) Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.59%, 0.60%, 0.60%, 0.67% and 4.54% for the periods 1996-1992, respectively.



(d) Ratios of net investment income to average net assets prior to waiver of distribution fees and/or expense reimbursements were 4.94%, 5.03%, 3.05%, 2.52% and (0.47%) for the periods 1996-1992, respectively.

                           SUITABILITY FOR INVESTORS

     The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $10,000.

     Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

                               INVESTMENT PROGRAM
INVESTMENT OBJECTIVE

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

     The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.


     REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Trust's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

     BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolios under the 1940 Act.

     LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

     The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


     The Board of Trustees has unanimously approved the elimination of or changes to certain fundamental investment policies of the Trust, subject to shareholder approval. Shareholders will be asked to approve these changes at the Annual Meeting. If approved, they will become effective on March 1, 1997.



     The Trust is currently generally prohibited from investing in other investment companies. The Board of Trustees has approved the elimination of this prohibition, and the amendment to another fundamental investment policy that corresponds to the proposed elimination. The elimination of the fundamental investment policy that prohibits the Trust from investing in other investment companies and the proposed amendment to the corresponding fundamental investment policy would permit investment in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.



     The Board of Trustees has approved the amendment of Investment No. (1) of the Trust indicated above. In the event shareholders approve the proposed change, Investment Restriction No. (1) will read in full as follows:



          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.



     In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The SEC has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.


                               PURCHASE OF SHARES


     Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.



     A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


     Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (each, an Institution, and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.


     Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

     All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.


     Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.



     Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to AIFS or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 4:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.



     Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of Shares of the "Private Investment Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.


     The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.


                              REDEMPTION OF SHARES


     A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class are normally made through a customer's Institution.


     Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.


     A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or AIFS, the Trust's transfer agent.



     Shareholders may request a redemption by telephone. AIFS and FMC will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.



     Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.



     In certain cases, the Trust may call for the redemption of, or refuse to transfer or issue, shares of the Class in order to comply with law or to further the purposes for which the Trust is formed. If a transfer or redemption of shares of the Class causes the value of shares of the Class in an account to be less than $500, the Trust may cause the remaining shares to be redeemed.

                                   DIVIDENDS


     Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.



     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.



     The Portfolio uses its best efforts to maintain the net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

     The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

     Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.


     The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.



     Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.



     Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AIFS.



                                NET ASSET VALUE



     The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.


     The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION


     Yield information for the Class can be obtained by calling the Trust at
(800) 877-7748. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of a Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.


     For the seven-day period ended August 31, 1996, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) of the Class were 4.93% and 5.05%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.



     To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.



     From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.


                            REPORTS TO SHAREHOLDERS


     The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.



     Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction by its Institution. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.



                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objectives and policies of the Trust and to the general supervision of the Trust's Board of Trustees.


INVESTMENT ADVISOR


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 41 investment company portfolios. As of November 14, 1996, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $61.1 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly owned subsidiary of AIM Management. AIM Management is a holding company engaged in the financial services business.


     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


     For the fiscal year ended August 31, 1996, AIM received fees from the Trust under an advisory agreement previously in effect, which provided for the same level of compensation to AIM as the Advisory Agreement, with respect to the Portfolio which represented 0.06% of such Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.39% of the Class' average daily net assets.


ADMINISTRATIVE SERVICES


     The Trust has entered into a Master Administrative Services Agreement effective October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.



FEE WAIVERS



     AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of the fiscal year. FMC may in its discretion from time to time voluntarily agree to waive its 12b-1 fee, but will retain its ability to be reimbursed prior to the end of each fiscal year. AIM voluntarily reimbursed expenses of $113,500 on the Portfolio during the year ended August 31, 1996.


DISTRIBUTOR


     The Trust has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares of the Class to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN


     The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of shares of the Class in an amount equal to 0.50% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.



     Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.



     The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.



     As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees") on July 19, 1993. In approving the continuance of the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Trust and the shareholders of the Class.


     The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the shares of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


     The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into seven classes. Five classes, including the Class, represent interests in the Portfolio, and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.



     All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The shareholders of the Class have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable to the respective portfolio or allocated to the respective portfolio based on the liquidation value of such portfolio.

Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.


     There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares. As of December 1, 1996, Liberty Bank & Trust Company of Tulsa, N.A. was the owner of record of 45.06% of the outstanding shares of the Class. As long as Liberty Bank & Trust Company of Tulsa, N.A. owns over 25% of such shares, it may be presumed to be in "control" of the Private Investment Class of the Treasury Portfolio, as defined in the 1940 Act.



     There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios and classes of the Trust without shareholder approval.


TRANSFER AGENT AND CUSTODIAN


     The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.


LEGAL COUNSEL


     The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Trust and has passed upon the legality of the shares of the Portfolio.


SHAREHOLDER INQUIRIES


     Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Trust at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-7748.


OTHER INFORMATION


     This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SHORT-TERM INVESTMENTS TRUST       SHORT-TERM
11 Greenway Plaza, Suite 1919      INVESTMENTS TRUST
Houston, Texas 77046-1173
(800) 877-7748                     PRIVATE
                                   INVESTMENT CLASS
INVESTMENT ADVISOR                 OF THE
A I M ADVISORS, INC.               --------------------------------------------
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173          TREASURY PORTFOLIO                PROSPECTUS
(713) 626-1919

DISTRIBUTOR                                                   DECEMBER 30, 1996
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173          [LOGO APPEARS HERE]
(800) 877-7748                     Fund Management Company

AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M INSTITUTIONAL FUND
  SERVICES, INC.
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST
OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY
JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.

SHORT-TERM
INVESTMENTS TRUST

                         Prospectus
--------------------------------------------------------------------------------

TREASURY
PORTFOLIO                     The Treasury Portfolio is a money market fund
                         whose investment objective is the maximization of
RESOURCE                 current income to the extent consistent with the
CLASS                    preservation of capital and the maintenance of
                         liquidity. The Treasury Portfolio seeks to achieve its
                         objective by investing in direct obligations of the
DECEMBER 30, 1996        U.S. Treasury and repurchase agreements secured by such
                         obligations. The instruments purchased by the Treasury
                         Portfolio will have maturities of 397 days or less.

                              The Treasury Portfolio is a series portfolio of
                         Short-Term Investments Trust (the "Trust"), an open-end, diversified, series management investment company. This Prospectus relates solely to the Resource Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.


                              The Trust also offers shares of other classes of
                         the Treasury Portfolio pursuant to separate prospectuses: the Institutional Class, Private Investment Class, Personal Investment Class and Cash Management Class, as well as shares of classes of another portfolio of the Trust, the Treasury TaxAdvantage Portfolio.


                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                         DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                         A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE RESOURCE CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 30, 1996, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 825-6858.



                              THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                         OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


[LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 1919
Houston, Texas 77046-1173
(800) 825-6858

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE


  The Trust is an open-end diversified series management investment company. This Prospectus relates to the Resource Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



  Pursuant to separate prospectuses, the Trust also offers shares of other classes of shares of beneficial interest of the Portfolio representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to separate prospectuses. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Trust are referred to collectively as the "Portfolios."



  Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.


INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE


  The Trust uses the amortized cost method of valuing the securities of the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."


INVESTMENT ADVISOR


  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended August 31, 1996, the Trust paid AIM advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Trust -- Investment Advisor" and "-- Administrative Services."

  On November 4, 1996, A I M Management Group Inc. ("AIM Management"), announced that it had entered into an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services, Inc. and AIM Management, pursuant to which AIM Management will be merged with INVESCO Group Services, Inc. INVESCO plc and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. It is contemplated that the merger will occur on February 28, 1997. The Trust's investment advisor, AIM, is a wholly-owned subsidiary of AIM Management.



  The proposed transaction may be deemed to cause an "assignment" (as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act")) of the Master Investment Advisory Agreement between the Trust and AIM. Under the 1940 Act and the Master Investment Advisory Agreement, an assignment results in the automatic termination of the Master Investment Advisory Agreement.



  On December 11, 1996, the Board of Trustees of the Trust approved a new investment advisory agreement, subject to shareholder approval, between AIM and the Trust with respect to the Portfolio. Shareholders will be asked to approve the proposed advisory agreement at an annual meeting of shareholders to be held on February 7, 1997 (the "Annual Meeting"). The Board of Trustees has also approved a new administrative services agreement with AIM and a new distribution agreement with Fund Management Company ("FMC"). There are no material changes to the terms of the new agreements, including the fees payable by the Portfolio. No change is anticipated in the investment advisory or other personnel responsible for the Portfolio as a result of these new agreements.



  The Board of Trustees has approved these new agreements because the Portfolio's corresponding existing agreements will terminate upon the consummation of the proposed merger of AIM Management into a subsidiary of INVESCO plc. Provided that the Portfolio's shareholders approve the new investment advisory agreement at the Annual Meeting and the merger is consummated, the new investment advisory agreement with respect to the Portfolio, as well as the new administrative services and distribution agreements, will automatically become effective as of the closing date of the merger.



DISTRIBUTOR AND DISTRIBUTION PLAN



  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, FMC receives a fee from the Trust of up to 0.20% of the average daily net assets of the Portfolio attributable to the shares of the Class as compensation for distribution-related services pursuant to plans of distribution adopted by the Trust's Board of Trustees. The Trust may also make payments pursuant to such distribution plans to certain broker-dealers or other financial institutions for distribution-related services. See "Purchase of Shares" and "Distribution Plan."


SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."


  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks and La Familia AIM de Fondos and La Familia AIM de Fondos and Design are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)...................................            None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)...................................            None
  Deferred sales load (as a percentage of original purchase price or
     redemption proceeds, as applicable)...................................            None
  Redemption fees (as a percentage of amount
     redeemed, if applicable)..............................................            None
  Exchange fee.............................................................            None

ANNUAL PORTFOLIO OPERATING EXPENSES -- RESOURCE CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees..........................................................            0.06%
  12b-1 fees (after fee waivers)**.........................................            0.16%
  Other expenses (estimated):
     Custodian fees........................................................   0.01%
     Other.................................................................   0.02%
                                                                              ----
          Total other expenses.............................................            0.03%
                                                                                       ----
  Total portfolio operating expenses -- Resource Class.....................            0.25%
                                                                                       ====


---------------

 * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or other financial institution for various services.



** Had there been no fee waivers, 12b-1 fees and Total portfolio operating expenses would have been 0.20% and 0.29%, respectively.



EXAMPLE


  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

         1 year................................................................   $ 3
         3 years...............................................................   $ 8


  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The Other Expenses and 12b-1 fees figure is based upon estimated costs and the estimated size of the Class and the Portfolio and estimated fees to be charged for the current fiscal year. Thus, actual expenses may be greater or less than such estimates. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.


  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Resource Class" remain the same in the years shown.


  The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS



  Shown below are the per share data, ratios and supplemental data for the period March 12, 1996 (date operations commenced) through August 31, 1996. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.



                                                                                1996
                                                                               -------
Net asset value, beginning of period.........................................  $  1.00
Income from investment operations:
  Net investment income......................................................     0.03
                                                                               -------
  Total from investment operations...........................................     0.03
                                                                               -------
Less distributions:
  Dividends from net investment income.......................................    (0.03)
                                                                               -------
  Net asset value, end of period.............................................  $  1.00
                                                                               =======
  Total return...............................................................     5.09%(a)
                                                                               =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)...................................  $33,339
                                                                               =======
  Ratios of expenses to average net assets(c)................................     0.25%(a)(b)
                                                                               =======
  Ratio of net investment income to average net assets(d)....................     5.07%(a)(b)
                                                                               =======


---------------


(a) Annualized.



(b) Ratios are annualized and based on average net assets of $41,695,963.



(c) Ratio of expenses to average net assets prior to waiver of distribution fees was 0.29% for the period 1996.



(d) Ratio of net investment income to average net assets prior to waiver of distribution fees was 5.03% for the period 1996.


                           SUITABILITY FOR INVESTORS

  The shares of the Class are intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. The minimum initial investment is $10,000.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.


  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Trust's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.


  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  The Board of Trustees has unanimously approved the elimination of or changes to certain fundamental investment policies of the Trust, subject to shareholder approval. Shareholders will be asked to approve these changes at the Annual Meeting. If approved, they will become effective on March 1, 1997.



  The Trust is currently generally prohibited from investing in other investment companies. The Board of Trustees has approved the elimination of this prohibition, and the amendment to another fundamental investment policy that corresponds to the proposed elimination. The elimination of the fundamental investment policy that prohibits the Trust from investing in other investment companies and the proposed amendment to the corresponding fundamental investment policy would permit investment in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.



  The Board of Trustees has approved the amendment of Investment No. (1) of the Trust indicated above. In the event shareholders approve the proposed change, Investment Restriction No. (1) will read in full as follows:



          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.



  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The SEC has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES


  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, the investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.



  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.



  Shares of the Class are sold to institutional customers of banks, certain broker-dealers and other financial institutions (individually, an "Institution" and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.


  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.


  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.

  Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to AIFS or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 3:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.



  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Resource Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.



  The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.


                              REDEMPTION OF SHARES


  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class are normally made through a customer's Institution.


  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.


  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or AIFS, the Trust's transfer agent.



  Shareholders may request a redemption by telephone. AIFS and FMC will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.



  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.



  The shares of the Class are not redeemable at the option of the Trust unless the Board of Trustees of the Trust determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Trust.


                                   DIVIDENDS


  Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.


  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional Shares at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the Shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.



  The Portfolio uses its best efforts to maintain its net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its Shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.


  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.



  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.



  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AIFS.



                                NET ASSET VALUE



  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION


  Yield information for the Class can be obtained by calling the Trust at (800) 825-6858. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by an investor before making an investment in the Portfolio.



  For the seven day period ended August 31, 1996 the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.07% and 5.20%, respectively.


  To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.


  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.


                            REPORTS TO SHAREHOLDERS


  The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.



  Unless otherwise requested by the shareholder, each shareholder will be provided by its Institution with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.



                            MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES


  The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees.


INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 41 investment company portfolios. As of November 14, 1996, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $61.1 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly-owned subsidiary of AIM Management. AIM Management is a holding company engaged in the financial services business.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


  For the fiscal year ended August 31, 1996, AIM received fees from the Trust, with respect to the Portfolio under the Advisory Agreement which represented 0.06% of the Portfolio's average daily net assets.


ADMINISTRATIVE SERVICES


  The Trust has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.



EXPENSES



  In addition to fees paid to AIM pursuant to the Advisory Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Trust also pays or causes to be paid all other expenses of the Trust, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares.



  Expenses of the Trust which are not directly attributable to the operations of any class of shares or portfolio of the Trust are prorated among all classes of the Trust based upon the relative net assets of each class. Expenses of the Trust except those listed in the next sentence are prorated among all classes of such portfolio based upon the relative net assets of each such class. Distribution and service fees, transfer agency fees and shareholder record keeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.


FEE WAIVERS


  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year. AIM voluntarily reimbursed expenses of $113,500 on the Portfolio during the year ended August 31, 1996.

DISTRIBUTOR


  The Trust has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Trust either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed
 .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN


  The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of the shares of the Class an amount equal to 0.20% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amount may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.



  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.20% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.



  The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.



  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees") on July 19, 1993. In approving the continuance of the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Trust and the holders of the shares of the Class.


  The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the class to which the Plan relates. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


  The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into seven classes. Five classes, including the Class, represent interests in the Portfolio and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.



  All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.



  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares. As of December 1, 1996, Corestates Capital Markets was the owner of record of 63.59%, and Mellon Bank was the owner of record of 35.27%, of the outstanding shares of the Class. As long as each of Corestates Capital Markets and Mellon Bank owns over 25% of such shares, it may be presumed to be in "control" of the Resource Class of the Treasury Portfolio, as defined in the 1940 Act.



  There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios of the Trust without shareholder approval.


TRANSFER AGENT AND CUSTODIAN


  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.


LEGAL COUNSEL


  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Trust and has passed upon the legality of the shares of the Portfolio.

SHAREHOLDER INQUIRIES


  Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Trust at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 825-6858.


OTHER INFORMATION


  This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

============================================================================================

SHORT-TERM INVESTMENTS TRUST                                      PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                                     December 30, 1996
(800) 825-6858
                                                                  SHORT-TERM
INVESTMENT ADVISOR                                            INVESTMENTS TRUST
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 1919                               ---------------------
Houston, Texas 77046-1173
(713) 626-1919                                                TREASURY PORTFOLIO

DISTRIBUTOR                                                 ---------------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919                                   RESOURCE CLASS
Houston, Texas 77046-1173
(800) 877-7745                                                TABLE OF CONTENTS
                                                                                             PAGE
AUDITORS
KPMG PEAT MARWICK LLP                     Summary...........................................   2
NationsBank Building                      Table of Fees and Expenses........................   4
700 Louisiana                             Financial Highlights..............................   5
Houston, Texas 77002                      Suitability for Investors.........................   5
                                          Investment Program................................   5
CUSTODIAN                                 Purchase of Shares................................   8
THE BANK OF NEW YORK                      Redemption of Shares..............................   9
90 Washington Street                      Dividends.........................................   9
11th Floor                                Taxes.............................................  10
New York, New York 10286                  Net Asset Value...................................  10
                                          Yield Information.................................  11
TRANSFER AGENT                            Reports to Shareholders...........................  11
A I M INSTITUTIONAL FUND SERVICES, INC.   Management of the Trust...........................  11
11 Greenway Plaza, Suite 1919             General Information...............................  14
Houston, Texas 77046-1173

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST
OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY
JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.

===============================================================================

                                                     STATEMENT OF

                                                     ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO


                            (CASH MANAGEMENT CLASS)


                             (INSTITUTIONAL CLASS)


                          (PERSONAL INVESTMENT CLASS)



                           (PRIVATE INVESTMENT CLASS)



                                (RESOURCE CLASS)


                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

 IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH OF THE ABOVE NAMED
                                     FUNDS,


                   COPIES OF WHICH MAY BE OBTAINED BY WRITING

                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                             ---------------------


          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 1996


  RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE TREASURY
                                   PORTFOLIO:


           CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 30, 1996,


            INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 30, 1996,


         PERSONAL INVESTMENT CLASS PROSPECTUS DATED DECEMBER 30, 1996,


          PRIVATE INVESTMENT CLASS PROSPECTUS DATED DECEMBER 30, 1996


             AND RESOURCE CLASS PROSPECTUS DATED DECEMBER 30, 1996

                               TABLE OF CONTENTS


                                                                      PAGE
                                                                      ----
Introduction.......................................................      3
General Information about the Trust................................      3
     The Trust and Its Shares......................................      3
     Trustees and Officers.........................................      4
     Remuneration of Trustees......................................      7
     Investment Advisor............................................      8
     Administrative Services.......................................      9
     Expenses......................................................      9
     Banking Regulations...........................................     10
     Transfer Agent and Custodian..................................     10
     Reports.......................................................     10
     Principal Holders of Securities...............................     11
Purchases and Redemptions..........................................     13
     Net Asset Value Determination.................................     13
     Distribution Agreement........................................     14
     Distribution Plan.............................................     14
     Performance Information.......................................     15
     Suspension of Redemption Rights...............................     15
Investment Program and Restrictions................................     16
     Investment Program............................................     16
     Eligible Securities...........................................     16
     Investment Restrictions.......................................     16
     Other Investment Policies.....................................     17
Portfolio Transactions.............................................     17
Tax Matters........................................................     19
     Qualification as a Regulated Investment Company...............     19
     Excise Tax on Regulated Investment Companies..................     20
     Portfolio Distributions.......................................     20
     Sale or Redemption of Shares..................................     20
     Foreign Shareholders..........................................     20
     Effect of Future Legislation; Local Tax Considerations........     20
Financial Statements...............................................   FS-1

                                  INTRODUCTION


  The Treasury Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Trust"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 30, 1996, the Institutional Class Prospectus dated December 30, 1996, the Personal Investment Class Prospectus dated December 30, 1996, the Private Investment Class Prospectus dated December 30, 1996 and the Resource Class Prospectus dated December 30, 1996 (each a "Prospectus"). Additional copies of each Prospectus and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Trust's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.



  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                      GENERAL INFORMATION ABOUT THE TRUST



THE TRUST AND ITS SHARES



  The Trust is an open-end diversified management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Trust was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. A copy of the Agreement and Declaration of Trust (the "Declaration of Trust") establishing the Trust is on file with the SEC. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the captions "General Information" and "Redemption of Shares."



  The Trust offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Treasury TaxAdvantage Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class and Resource Class. Each class of shares is sold pursuant to a separate Prospectus and this joint Statement of Additional Information. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information relates to each class of the Portfolio. The classes of the Treasury TaxAdvantage Portfolio are offered pursuant to separate prospectuses and a separate statement of additional information.



  Shares of beneficial interest of the Trust will be redeemable at the net asset value thereof at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "Redemption of Shares."



  As used in the Prospectus, the term "majority of the outstanding shares" of the Trust, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Trust, such portfolio or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust, such portfolio or such class.



  Shareholders of the Trust do not have cumulative voting rights. Therefore the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, either Portfolio and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the outstanding shares of the Trust, such Portfolio and such class, respectively; provided, however, that the Board of Trustees may terminate, without such shareholder approval, the Trust, either Portfolio and any class thereof with respect to which there are fewer than 100 shares outstanding.



  The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Trust. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Trust.



  The assets received by the Trust for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Trust. While certain expenses of the Trust will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Trust.



  Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Declaration of Trust provides for indemnification out of the Trust's property for all losses and expenses of any shareholder of the Trust held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.



  The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.



  As described in the Prospectus, the Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust.


TRUSTEES AND OFFICERS


  The trustees and officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.



     **CHARLES T. BAUER, Trustee and Chairman (77)



          Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; and Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.


---------------


* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     BRUCE L. CROCKETT, Trustee (52)
     906 Frome Lane
     McLean, VA 22102

          Formerly, Director, President and Chief Executive Officer, COMSAT Corporation (includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).



     OWEN DALY II, Trustee (72)
     6 Blythewood Road
     Baltimore, MD 21210


          Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.


   *CARL FRISCHLING, Trustee (59)

    919 Third Avenue
    New York, NY 10022


          Partner, Kramer, Levin, Naftalis & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).



  **ROBERT H. GRAHAM, Trustee and President (50)



          Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; and Director and Senior Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.



     JOHN F. KROEGER, Trustee (72)
     37 Pippins Way
     Morristown, NJ 07960



          Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).



     LEWIS F. PENNOCK, Trustee (54)
     6363 Woodway, Suite 825
     Houston, TX 77057


          Attorney in private practice in Houston, Texas.


     IAN W. ROBINSON, Trustee (73)
     183 River Drive
     Tequesta, FL 33469


          Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

---------------


 *A trustee who is an "interested person" of the Trust, as defined in the 1940
  Act.


**A trustee who is an "interested person" of the Trust and A I M Advisors, Inc., as defined in the 1940 Act.

     LOUIS S. SKLAR, Trustee (57)
     Transco Tower, 50th Floor
     2800 Post Oak Blvd.
     Houston, TX 77056


          Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).


     *JOHN J. ARTHUR, Senior Vice President and Treasurer (52)



          Senior Vice President and Treasurer, A I M Advisors, Inc.; and Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc.,
     A I M Institutional Fund Services Inc. and Fund Management Company.



     GARY T. CRUM, Senior Vice President (49)



          Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc.; and Director, A I M Distributors, Inc.



     *CAROL F. RELIHAN, Senior Vice President and Secretary (42)



          Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice President, General Counsel and Secretary, A I M Management Group Inc.; Vice President and General Counsel, Fund Management Company; and Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.



     DANA R. SUTTON, Vice President and Assistant Treasurer (37)


          Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.


     MELVILLE B. COX, Vice President (53)



          Vice President and Chief Compliance Officer, A I M Advisors, Inc.,
     A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.



     KAREN DUNN KELLEY, Vice President (36)



          Senior Vice President, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.



     J. ABBOTT SPRAGUE, Vice President (41)


          Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.

  The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.


  The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Trust's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Trust's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.


  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

---------------

 *Mr. Arthur and Ms. Relihan are married to each other.

  The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested trustees, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.



  All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Fund's executive officers hold similar offices with some or all of such investment companies.



REMUNERATION OF TRUSTEES



  Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee thereof. Each trustee who is not an officer of the Trust is compensated for his services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such trustee receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.



  Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:



                                                                    RETIREMENT      TOTAL
                                                                     BENEFITS    COMPENSATION
                                                       AGGREGATE     ACCRUED        FROM
                                                      COMPENSATION    BY ALL         ALL
                                                         FROM          AIM           AIM
                         TRUSTEE                        TRUST(1)     FUNDS(2)      FUNDS(3)
                         -------                        ------       -------       -------
    Charles T. Bauer..................................  $    0       $     0       $     0
    Bruce L. Crockett.................................   4,823         3,655        57,750
    Owen Daly II......................................   5,708        18,662        58,125
    Carl Frischling...................................   5,560        11,323        57,250(4)
    Robert H. Graham..................................       0             0             0
    John F. Kroeger...................................   5,345        22,313        58,125
    Lewis F. Pennock..................................   4,705         5,067        58,125
    Ian W. Robinson...................................   4,841        15,381        56,750
    Louis S. Sklar....................................   5,613         6,632        57,250


---------------

(1) The total amount of compensation deferred by all Trustees of the Trust during the fiscal year ended August 31, 1996, including interest earned thereon, was $20,310.



(2) During the fiscal year ended August 31, 1996, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $25,775. Data reflects compensation for the calendar year ended December 31, 1995.



(3) Each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects total compensation for the calendar year ended December 31, 1995.



(4) See also page 8 regarding fees earned by Mr. Frischling's law firm.


     AIM Funds Retirement Plan for Eligible Directors/Trustees


  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible trustee is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the AIM Funds and the trustee) for the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 9, 9, 19, 18, 14, 9 and 6 years, respectively.



                       ESTIMATED BENEFITS UPON RETIREMENT



                                                          ANNUAL COMPENSATION PAID
                                                              BY ALL AIM FUNDS
              NUMBER OF YEARS OF SERVICE             -----------------------------------
                  WITH THE AIM FUNDS                 $55,000       $60,000       $65,000
              ---------------------------            -------       -------       -------
                  10...........................      $41,250       $45,000       $48,750
                   9...........................      $37,125       $40,500       $43,875
                   8...........................      $33,000       $36,000       $39,000
                   7...........................      $28,875       $31,500       $34,125
                   6...........................      $24,750       $27,000       $29,250
                   5...........................      $20,625       $22,500       $24,375


  Deferred Compensation Agreements


  Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring trustees") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the deferring trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five years beginning on the date the deferring trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring trustee's termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring trustee's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.



  The Portfolio paid legal fees of $12,753 for the year ended August 31, 1996 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. Carl Frischling, a trustee of the Trust, is a member of that firm.


INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor of the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976, and together with its affiliates advises or manages 41 investment company portfolios. As of November 14, 1996, total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $61.1 billion.



  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Trust or to its shareholders for any act or omission by AIM or for any loss sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.



  AIM and the Trust have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

  As compensation for its services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:


                                      NET ASSETS                             RATE
                                      ----------                             ----
            First $300 million............................................   .15%
            Over $300 million to $1.5 billion.............................   .06%
            Over $1.5 billion.............................................   .05%


The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Trust's shares are qualified for sale.



  The Advisory Agreement provides that, upon the request of the Board of Trustees, AIM may perform or arrange for the performance of certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Trustees, based upon a finding by the Board of Trustees that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Trustees has made such a finding and, accordingly, has entered into a Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrative Services."



  Pursuant to the Advisory Agreement between the Trust and AIM, currently in effect, AIM received fees from the Trust for the fiscal years ended August 31, 1996, 1995 and 1994 with respect to the Portfolio in the amounts of $2,227,788, $1,925,198 and $2,337,627, respectively.



  The Advisory Agreement was approved for its initial term by the Board of Trustees on July 19, 1993. The Advisory Agreement will continue in effect until June 30, 1997, and from year to year thereafter, provided that it is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.



  AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the directors and certain of the officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers." The address of each director and officer of AIM is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.


  FMC is a registered broker-dealer and wholly-owned subsidiary of AIM. FMC acts as distributor of the Shares.

ADMINISTRATIVE SERVICES


  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Trust (the "Administrative Services Agreement").



  Under the Administrative Services Agreement, AIM performs accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Trust and of persons working under his supervision for maintaining the financial accounts and books and records of the Trust, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Trust's Board of Trustees.



  Under the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1996, 1995 and 1994, $86,796, $135,387 and $97,055,
respectively, for fund accounting services for the Portfolio.



  Under the terms of a Transfer Agency and Service Agreement, dated September 16, 1994, as amended, July 1, 1995, between the Trust and A I M Institutional Fund Services, Inc. ("AIFS"), a registered transfer agent and wholly-owned subsidiary of AIM, as well as under previous agreements, AIFS received $256,535, $114,179 and $13,752, for the fiscal years ended August 31, 1996, 1995 and 1994 respectively, for the provision of certain shareholder services for the Portfolio.


EXPENSES


  In addition to fees paid to AIM pursuant to the Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Trust also pays or causes to be paid all other expenses of the Trust, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares.



  Expenses of the Trust which are not directly attributable to the operations of any class of shares or portfolio of the Trust are prorated among all classes of the Trust. Expenses of the Trust except those listed in the next sentence are prorated among all classes of such Portfolio. Expenses of the Trust which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.


BANKING REGULATIONS


  The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Trust and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Trust might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.


TRANSFER AGENT AND CUSTODIAN


  The Bank of New York ("BONY") acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Trust for its services in such capacity as is agreed to from time to time by BONY and the Trust. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286.



  A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of each class of the Portfolio and receives an annual fee from the Trust for its services in such capacity in the amount of .007% of average daily net assets of the Trust, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Fund Services, Inc. and the Trust.


REPORTS


  The Trust furnishes shareholders with semi-annual reports containing information about the Trust and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Trust's independent auditors. The Board of Trustees has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

TREASURY PORTFOLIO


  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Portfolio as of December 1, 1996, and the percentage of such shares owned by such shareholders as of such date are as follows:


CASH MANAGEMENT CLASS


                                                                                          PERCENT
                                                                                           OWNED
                                                                                            OF
                                     NAME AND ADDRESS                                     RECORD
                                      OF RECORD OWNER                                    ONLY (a)
                                     ----------------                                    --------
       The Bank of New York...........................................................   68.64% (b)
         4 Fisher lane
         White Plains, NY 10603
       Fund Services Associates.......................................................   22.85%
         11835 West Olympic Boulevard
         Suite 205
         Los Angeles, CA 90064


INSTITUTIONAL CLASS


                                                                                          PERCENT
                                                                                           OWNED
                                                                                            OF
                                     NAME AND ADDRESS                                     RECORD
                                      OF RECORD OWNER                                    ONLY (a)
                                     ----------------                                    --------
       Trust Company Bank.............................................................   10.66%
         P.O. Box 105504
         Atlanta, GA 30348
       Victoria Bank & Trust..........................................................    8.76%
         One O'Connor Plaza 6th Fl.
         Victoria, TX 77902
       Liberty Registration Co. of Oklahoma...........................................    7.46%
         P.O. Box 25848
         Oklahoma City, OK 73125
       U.S. Bank of  Washington.......................................................    7.31%
         P.O. Box 3168
         Portland, OR 97208
       NationsBank Texas..............................................................    6.32%
         P.O. Box 831000
         Dallas, TX 75283-1000
       Wachovia Bank and Trust........................................................    5.85%
         P.O. Box 3075
         Winston-Salem, NC 27150
       SunTrust Bank..................................................................    5.67%
         P.O. Box 105504
         Atlanta, GA 30308
       FRNCO..........................................................................    5.47%
         P.O. Box 939
         Rogers, AR 72757-0939
       Key Trust Company..............................................................    5.02%
         4900 Tiedman
         Cleveland, OH 44101-5971


---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

PERSONAL INVESTMENT CLASS



                                                                                            PERCENT
                                                                                           OWNED OF
                                  NAME AND ADDRESS                                          RECORD
                                   OF RECORD OWNER                                          ONLY (a)
                                  ----------------                                        ----------
       Cullen/Frost Discount Brokers............................................            64.64% (b)
         P.O. Box 2358
         San Antonio, TX 78299
       The Bank of New York.....................................................            26.55% (b)
         4 Fisher Lane
         White Plains, NY 10603
       Kinco & Co...............................................................              6.88%
         c/o RNB Securities
         1 Hanson Pl., Lower Level
         Brooklyn, NY 11243



PRIVATE INVESTMENT CLASS



                                                                                           PERCENT
                                                                                           OWNED OF
                                  NAME AND ADDRESS                                          RECORD
                                   OF RECORD OWNER                                          ONLY (a)
                                  ----------------                                         ---------
       Liberty Bank and Trust Co. of Tulsa, N.A. ...............................            45.06% (b)
         P.O. Box 25848
         Oklahoma City, OK 73125
       First Trust/VAR & Co.....................................................             19.67%
         180 E. 5th Street
         St. Paul, MN 55101
       Huntington Capital Corp..................................................             17.05%
         41 S. High St., 9th Floor
         Columbus, Ohio 43287
       The Bank of New York.....................................................              6.25%
         4 Fisher Lane
         White Plains, NY 10603



RESOURCE CLASS



                                                                                            PERCENT
                                                                                           OWNED OF
                                  NAME AND ADDRESS                                          RECORD
                                   OF RECORD OWNER                                          ONLY (a)
                                  ----------------                                         ---------
       Corestates Capital Markets...............................................            63.59% (b)
         1345 Chestnut Street
         Philadelphia, PA 19101
       Mellon Bank..............................................................            35.27% (b)
         Three Mellon Center, Room 3840
         Pittsburgh, PA 15259-0001



---------------



(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

TREASURY TAXADVANTAGE PORTFOLIO


  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury TaxAdvantage Portfolio as of December 1, 1996, and the percentage of such shares owned by such shareholders as of such date are as follows:

INSTITUTIONAL CLASS


                                                                                  PERCENT
                                                                                   OWNED
                                                                                     OF
                              NAME AND ADDRESS                                     RECORD
                               OF RECORD OWNER                                     ONLY(a)
                              ----------------                                    --------
      First Trust/VAR & Co. .............................................          33.57% (b)
         180 East 5th Street
         St. Paul, MN 55101
      Peoples Two Ten Company............................................          19.12%
         c/o Summit Bank
         Trust Operations, 7th Floor
         P.O. Box 821
         Hackensack, NJ 07602
      Boatmen's Trust Company............................................          11.22%
         100 North Broadway
         St. Louis, MO 63178
      Liberty Registration Co. of Oklahoma...............................          10.02%
         P.O. Box 25848
         Oklahoma City, OK 73125



PRIVATE INVESTMENT CLASS



                                                                                  PERCENT
                                                                                   OWNED
                                                                                     OF
                              NAME AND ADDRESS                                     RECORD
                               OF RECORD OWNER                                     ONLY(a)
                              ----------------                                    --------
      First National Bank of Chicago.....................................          61.27% (b)
         Mail Suite 0126
         Chicago, IL 60670-0126
      The Bank of New York...............................................          19.76%
         4 Fisher Lane
         White Plains, NY 10603
      Huntington Capital Corp............................................          18.82%
         41 S. High St., 9th Floor
         Columbus, OH 43287


---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

  Shares shown as beneficially owned by the above institutions are those shares for which the institutions possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.


  To the best of the knowledge of the Trust, as of December 1, 1996, the trustees and officers of the Trust beneficially owned less than 1% of each class of the Trust's outstanding shares.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

  Shares of the Portfolio are sold at net asset value. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.


  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7, which require the Trust to adhere to certain conditions. These rules require that the Trust maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Trust's Board of Trustees to be of high quality with minimal credit risk.

  The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Trust's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.


DISTRIBUTION AGREEMENT


  The Trust has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information About the Trust -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Trust with FMC, AIM and AIM Management.



  The Distribution Agreement provides that FMC has the exclusive right to distribute shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.



  The Distribution Agreement will remain in effect until June 30, 1997, and it will continue in effect from year to year thereafter only if such continuation is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. A prior distribution agreement between the Trust and FMC, with terms substantially the same as those of the Distribution Agreement was in effect through October 15, 1993. The Trust or FMC may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.



DISTRIBUTION PLAN



  The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Trust may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of the class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment in the shares of the class of customer cash account balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of the class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.



  For the fiscal year ended August 31, 1996, FMC received compensation pursuant to the Plan in the amount of $437,891, or an amount equal to 0.08% of the average daily net assets of the Cash Management Class, $712,960, or an amount equal to 0.50% of the average daily net assets of the Personal Investment Class, $1,221,692, or an amount equal to 0.30% of the average daily net assets of the Private Investment Class, and $31,534, or an amount equal to 0.16% of the average daily net assets of the Resource Class. With respect to the Cash Management Class, $436,895 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $996 (or an amount equal to 0% of the average daily net assets of the class) was retained by FMC. With respect to the Personal Investment Class, $588,562 of such amount (or an amount equal to 0.41% of the average daily net assets of the class) was paid to dealers and financial institutions and $124,398 (or an amount equal to 0.09% of the average daily net assets of the class) was retained by FMC. With respect to the Private Investment Class, $1,039,267 of such amount (or an amount equal to 0.26% of the average daily net assets of the class) was paid to dealers and financial institutions and $182,425 (or an amount equal to 0.04% of the average daily net assets of the class) was retained by FMC. With respect to the Resource Class, $31,534 of such amount (or an amount equal to 0.16% of the average daily net assets of the class) was paid to dealers and financial institutions and none of such compensation was retained by FMC.



  FMC is a wholly-owned subsidiary of AIM, a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Trustee and Chairman of the Trust, owns shares of AIM Management and Robert H. Graham, a Trustee and President of the Trust, also owns shares of AIM Management.


PERFORMANCE INFORMATION


  As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Trust at (800) 659-1005. The current yield quoted will be the net average annualized yield for an identified period, such as seven days or a month. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Trust may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.



  For the seven-day period ended August 31, 1996, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.15% and 5.28%, for the Cash Management Class, were 5.23% and 5.36%, for the Institutional Class, were 4.73% and 4.84%, for the Personal Investment Class, were 4.93% and 5.05%, for the Private Investment Class and were 5.07% and 5.20%, for the Resource Class respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.



  The Trust may compare the performance of a class or the performance of securities in which it may invest to:


          - IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          - other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

          - yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          - other fixed-income investments such as Certificates of Deposit ("CDs").


  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas a class's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.



  The Trust may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.


SUSPENSION OF REDEMPTION RIGHTS

  The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds and repurchase agreements relating to such securities. The Portfolio may enter into repurchase agreements with respect to U.S. Treasury securities. The Portfolio may also borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a repurchase agreement. The Portfolio will only borrow money or enter into reverse repurchase agreements for temporary or emergency purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur.

ELIGIBLE SECURITIES

  Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:


          (i) a security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any debt obligation within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or


          (ii) a security:


          (A) that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less, and



          (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of debt obligations (or any debt obligation within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories (within which there may be sub-categories or gradations indicating relative standing); or



          (iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (a)(9)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:



          (A) the board of directors may base its determination that a Standby Commitment that is not a Demand Feature is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and



          (B) a security that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories (within which there may be sub-categories or gradations indicating relative standing).


INVESTMENT RESTRICTIONS


  As a matter of fundamental policy which may not be changed without a majority vote of shareholders of the Portfolio (as that term is defined under "General Information about the Trust -- The Trust and its Shares"), the Portfolio may not:


          (1) concentrate more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

---------------


(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's
    Investors Service, Inc., Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

          (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time;

          (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

          (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

          (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

          (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

          (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

          (9) invest in any obligation not payable as to principal and interest in United States currency; or

          (10) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.


  On December 11, 1996, the Board of Trustees of the Trust approved, subject to shareholder approval, the elimination of or changes to certain fundamental investment policies of the Trust. Shareholders of the Trust will be asked to approve these changes at an annual meeting of shareholders to be held on February 7, 1997. If approved, these changes will become effective as of March 1, 1997.



  The Board of Trustees has approved the elimination of Investment Restriction No. (10), indicated above, and a change to Investment Restriction No. (2), indicated above, of the Trust. In the event shareholders approve the proposed changes, Investment Restriction No. (10) will no longer apply and Investment Restriction No. (2) will read in full as follows:



          (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.


OTHER INVESTMENT POLICIES

  The Portfolio does not intend to invest in companies for the purpose of exercising control or management. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks. None of the foregoing policies is fundamental.

                             PORTFOLIO TRANSACTIONS


  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and, therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.


  From time to time, the Trust may sell a security, or purchase a security from an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.



  Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Trust from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Trust has obtained an order of exemption from the SEC which permits the Trust to engage in certain transactions with such 5% holder, if the Trust complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.


  AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


  Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Trust are a member except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as place-ment agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Trust's Board of Trustees and any such purchases are reviewed at least quarterly by the Trust's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Trust was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 1996, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

  In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year( a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends, and in certain cases, of the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


SALE OR REDEMPTION OF SHARES


  A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) generally will apply in determining the holding period of shares.


FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.


  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.


  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS


  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on December 30, 1996. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.



  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

FINANCIAL STATEMENTS

TREASURY PORTFOLIO
CASH MANAGEMENT CLASS

SCHEDULE OF INVESTMENTS

August 31, 1996

                                              MATURITY PAR (000)     VALUE

U.S. TREASURY SECURITIES - 27.96%

U.S. TREASURY BILLS(a) - 16.97%

5.20%                                         09/17/96 $175,000  $ 174,646,111
------------------------------------------------------------------------------
5.02%                                         10/24/96   50,000     49,630,472
------------------------------------------------------------------------------
5.16%                                         12/05/96   50,000     49,319,167
------------------------------------------------------------------------------
5.115%                                        12/12/96   50,000     49,275,374
------------------------------------------------------------------------------
5.22%                                         12/26/96   25,000     24,579,500
------------------------------------------------------------------------------
5.215%                                        01/02/97   25,000     24,554,552
------------------------------------------------------------------------------
5.33%                                         01/30/97   50,000     48,882,181
------------------------------------------------------------------------------
5.095%                                        02/13/97   25,000     24,416,198
------------------------------------------------------------------------------
5.10%                                         02/13/97   25,000     24,415,625
------------------------------------------------------------------------------
5.09%                                         03/06/97   25,000     24,342,541
------------------------------------------------------------------------------
5.248%                                        05/01/97   25,000     24,118,129
------------------------------------------------------------------------------
5.28%                                         05/01/97   25,000     24,112,667
------------------------------------------------------------------------------
5.318%                                        05/29/97   40,000     38,404,750
------------------------------------------------------------------------------
5.505%                                        06/26/97   25,000     23,860,771
------------------------------------------------------------------------------
5.39%                                         07/24/97   25,000     23,779,764
------------------------------------------------------------------------------
                                                                   628,337,802
------------------------------------------------------------------------------

U.S. TREASURY NOTES - 10.99%

6.50%                                         09/30/96   50,000     50,052,967
------------------------------------------------------------------------------
7.00%                                         09/30/96   75,000     75,104,646
------------------------------------------------------------------------------
8.00%                                         10/15/96   55,000     55,174,050
------------------------------------------------------------------------------
7.50%                                         12/31/96  100,000    100,785,704
------------------------------------------------------------------------------
8.00%                                         01/15/97   75,000     75,763,373
------------------------------------------------------------------------------
6.625%                                        03/31/97   25,000     25,132,339
------------------------------------------------------------------------------
6.875%                                        03/31/97   25,000     25,188,361
------------------------------------------------------------------------------
                                                                   407,201,440
------------------------------------------------------------------------------
    Total U.S. Treasury Securities                               1,035,539,242
------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                 1,035,539,242
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 76.94%(b)

BA Securities, Inc. 5.25%(c)                  09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
BZW Securities, Inc. 5.25%(d)                       --  175,000    175,000,000
------------------------------------------------------------------------------
Bear, Stearns & Co. 5.23%(e)                        --  200,000    200,000,000
------------------------------------------------------------------------------
Daiwa Securities America, Inc. 5.24%(f)       09/03/96   93,693     93,692,696
------------------------------------------------------------------------------
Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
 5.25%(g)                                           --  560,000    560,000,000
------------------------------------------------------------------------------
CS First Boston Corp. (The) 5.25%(h)          09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
Goldman, Sachs & Co. 5.28%(i)                 09/03/96  500,000    500,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc. 5.25%(j)                09/03/96  175,000    175,000,000
------------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE

REPURCHASE AGREEMENTS - continued

Morgan (J.P.) Securities, Inc.
 5.23%(k)                              09/03/96 $175,000  $  175,000,000
------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.
 5.26%(l)                                    --   96,000      96,000,000
------------------------------------------------------------------------
Nikko Securities Co. International
 (The), Inc. 5.22%(m)                        --  175,000     175,000,000
------------------------------------------------------------------------
Nomura Securities International, Inc.
 5.25%(n)                                    --  175,000     175,000,000
------------------------------------------------------------------------
UBS Securities LLC 5.23%(o)                  --  175,000     175,000,000
------------------------------------------------------------------------
    Total Repurchase Agreements                            2,849,692,696
------------------------------------------------------------------------
    TOTAL INVESTMENTS - 104.90%                            3,885,231,938 (p)
------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES - (4.90)%                 (181,340,798)
------------------------------------------------------------------------
    NET ASSETS - 100.00%                                  $3,703,891,140
========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U. S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $179,050,000 U.S. Treasury obligations, 4.75% to 5.75% due 02/15/97 to
    01/31/98.
(d) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $164,934,000 U.S. Treasury obligations, 4.75% to 14.00% due 10/31/96 to 08/15/26.
(e) Open repurchase agreement entered into 07/01/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $325,225,000 U.S. Treasury STRIPS, due 02/15/98 to 02/15/19.
(f) Joint repurchase agreement entered into 08/30/96 with a maturing value of $148,238,724. Collateralized by $147,480,000 U.S. Treasury obligations, 5.375% to 7.875% due 11/30/97 to 11/15/07.
(g) Open repurchase agreement entered into 03/20/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $603,991,000 U.S. Treasury Bills, 0% due 08/21/97.
(h) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $183,339,000 U.S. Treasury Bills, 0% due 09/19/96 to 07/24/97.
(i) Joint repurchase agreement entered into 08/30/96 with a maturing value of $834,779,144. Collateralized by $823,484,000 U.S. Treasury obligations, 0% to 10.75% due 10/10/96 to 08/15/05.
(j) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $154,810,000 U.S. Treasury obligations, 7.25% to 13.875% due 02/15/07 to
    11/15/16.
(k) Entered into 08/30/96 with a maturing value of $175,101,694. Collateralized by $174,972,000 U.S. Treasury obligations, 7.125% to 7.875% due 02/15/21 to
    02/15/23.
(l) Open joint repurchase agreement entered into 04/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $638,599,000 U.S. Treasury obligations, 0% to 10.75% due 10/31/96 to 02/15/25.
(m) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $177,003,000 U.S. Treasury obligations, 0% to 7.50% due 11/30/96 to 11/15/16.
(n) Open repurchase agreement entered into 07/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $171,615,000 U.S. Treasury obligations, 0% to 12.75% due 09/12/96 to 11/15/24.
(o) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $172,532,000 U.S. Treasury obligations, 4.375% to 7.50% due 08/31/96 to 12/31/96.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1996


ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,035,539,242
------------------------------------------------------------------------
Repurchase agreements                                      2,849,692,696
------------------------------------------------------------------------
Interest receivable                                            9,950,056
------------------------------------------------------------------------
Investment for deferred compensation plan                         46,313
------------------------------------------------------------------------
Other assets                                                     152,808
------------------------------------------------------------------------
  Total assets                                             3,895,381,115
------------------------------------------------------------------------

LIABILITIES:

Payables for:

 Investments purchased                                       174,646,111
------------------------------------------------------------------------
 Dividends                                                    16,137,308
------------------------------------------------------------------------
 Deferred compensation                                            46,313
------------------------------------------------------------------------
Accrued advisory fees                                            195,369
------------------------------------------------------------------------
Accrued distribution fees                                        228,007
------------------------------------------------------------------------
Accrued transfer agent fees                                       12,984
------------------------------------------------------------------------
Accrued trustees' fees                                             3,575
------------------------------------------------------------------------
Accrued administrative services fees                               7,904
------------------------------------------------------------------------
Accrued operating expenses                                       212,404
------------------------------------------------------------------------
  Total liabilities                                          191,489,975
------------------------------------------------------------------------
NET ASSETS                                                $3,703,891,140
========================================================================

NET ASSETS:

Institutional Class                                       $2,335,440,965
========================================================================
Private Investment Class                                  $  352,537,425
========================================================================
Personal Investment Class                                 $  192,946,526
========================================================================
Cash Management Class                                     $  789,626,991
========================================================================
Resource Class                                            $   33,339,233
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        2,335,032,174
========================================================================
Private Investment Class                                     352,475,718
========================================================================
Personal Investment Class                                    192,912,753
========================================================================
Cash Management Class                                        789,488,776
========================================================================
Resource Class                                                33,333,398
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1996

INVESTMENT INCOME:

Interest income                                       $  198,959,801
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                              2,227,788
---------------------------------------------------------------------
Custodian fees                                               186,211
---------------------------------------------------------------------
Administrative services fees                                  86,796
---------------------------------------------------------------------
Trustees' fees and expenses                                   26,562
---------------------------------------------------------------------
Registration and filing fees                                 301,601
---------------------------------------------------------------------
Transfer agent fees                                          256,535
---------------------------------------------------------------------
Distribution fees (Note 2)                                 2,404,078
---------------------------------------------------------------------
Other                                                        235,516
---------------------------------------------------------------------
  Total expenses                                           5,725,087
---------------------------------------------------------------------
Less expenses assumed by advisor                            (113,500)
---------------------------------------------------------------------
  Net expenses                                             5,611,587
---------------------------------------------------------------------
Net investment income                                    193,348,214
---------------------------------------------------------------------
Net realized gain on sales of investments                    490,127
---------------------------------------------------------------------
Net increase in net assets resulting from operations  $  193,838,341
=====================================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1996 and 1995

                                                   1996            1995
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  193,348,214  $  164,659,385
----------------------------------------------------------------------------
 Net realized gain on sales of investments           490,127          67,230
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    193,838,341     164,726,615
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (193,348,214)   (164,659,385)
----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gain on investments                             --         (63,547)
----------------------------------------------------------------------------
Share transactions-net                           443,432,341     232,658,749
----------------------------------------------------------------------------
  Net increase in net assets                     443,922,468     232,662,432
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,259,968,672   3,027,306,240
----------------------------------------------------------------------------
  End of period                               $3,703,891,140  $3,259,968,672
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $3,703,242,819  $3,259,810,478
----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       648,321         158,194
----------------------------------------------------------------------------
                                              $3,703,891,140  $3,259,968,672
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
  The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                              RATE
-----------------------------------------------------------------------------
First $300 million                                                      0.15%
-----------------------------------------------------------------------------
Over $300 million to $1.5 billion                                       0.06%
-----------------------------------------------------------------------------
Over $1.5 billion                                                       0.05%
-----------------------------------------------------------------------------

  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $113,500 during the year ended August 31, 1996.

  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $86,796 for such services.
  The Portfolio, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1996, the Portfolio paid AIFS $256,535 for such services.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1996, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class accrued for compensation to FMC amounts of $1,221,693, $712,960, $437,891, and $31,534, respectively, under the Plan.
Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
  During the year ended August 31, 1996, the Portfolio paid legal fees of $12,753 for services provided by Kramer, Levin, Naftalis & Frankel. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1996 and 1995 were as follows:

                                     1996                               1995
                        --------------------------------  ---------------------------------
                            SHARES           AMOUNT           SHARES            AMOUNT
                        ---------------  ---------------  ---------------  ----------------
Sold:

  Institutional Class    15,527,980,642  $15,527,980,642   13,265,129,336  $ 13,265,129,336
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  2,472,141,697    2,472,141,697    3,483,722,415     3,483,722,415
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                  1,088,591,830    1,088,591,830      628,065,796       628,065,796
-------------------------------------------------------------------------------------------
  Cash Management Class   4,232,083,227    4,232,083,227       97,195,296        97,195,296
-------------------------------------------------------------------------------------------
  Resource Class*           157,958,663      157,958,663        --                --
-------------------------------------------------------------------------------------------

Issued as reinvestment
 of dividends:

  Institutional Class         9,763,491        9,763,491       11,558,277        11,558,277
-------------------------------------------------------------------------------------------
  Private Investment
   Class                      3,211,766        3,211,766        2,167,906         2,167,906
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                      4,455,140        4,455,140        2,719,512         2,719,512
-------------------------------------------------------------------------------------------
  Cash Management Class       8,200,664        8,200,664        2,671,137         2,671,137
-------------------------------------------------------------------------------------------
  Resource Class*               789,507          789,507        --                --
-------------------------------------------------------------------------------------------

Reacquired:

  Institutional Class   (15,872,219,385) (15,872,219,385) (13,059,443,790)  (13,059,443,790)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                 (2,517,444,015)  (2,517,444,015)  (3,504,019,234)   (3,504,019,234)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (1,014,656,105)  (1,014,656,105)    (604,841,208)     (604,841,208)
-------------------------------------------------------------------------------------------
  Cash Management Class  (3,532,010,008)  (3,532,010,008)     (92,266,694)      (92,266,694)
-------------------------------------------------------------------------------------------
  Resource Class*          (125,414,773)    (125,414,773)       --                --
-------------------------------------------------------------------------------------------
Net increase                443,432,341  $   443,432,341      232,658,749  $    232,658,749
===========================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Treasury Portfolio Cash Management Class during each of the years in the three year period ended August 31, 1996 and the period August 17, 1993 (date operations commenced) through August 31, 1993.

                           1996           1995        1994        1993
                         --------        -------     -------     ------
Net asset value,
 beginning of period     $   1.00        $  1.00     $  1.00     $ 1.00
-----------------------  --------        -------     -------     ------

Income from investment
 operations:

  Net investment income      0.05           0.05        0.03      0.001
-----------------------  --------        -------     -------     ------
  Total from investment
   operations                0.05           0.05        0.03      0.001
-----------------------  --------        -------     -------     ------

Less distributions:

  Dividends from net
   investment income        (0.05)         (0.05)      (0.03)    (0.001)
-----------------------  --------        -------     -------     ------
Net asset value, end of
 period                  $   1.00        $  1.00     $  1.00     $ 1.00
=======================  ========        =======     =======     ======
Total return                 5.48%          5.57%       3.44%      2.91%(a)
=======================  ========        =======     =======     ======

Ratios/supplemental
 data:

Net assets, end of
 period (000s omitted)   $789,627        $81,219     $73,619     $8,681
=======================  ========        =======     =======     ======
Ratio of expenses to
 average net assets          0.17%(b)(c)    0.18%(c)    0.16%(c)   0.16%(a)(c)
=======================  ========        =======     =======     ======
Ratio of net investment
 income to average net
 assets                      5.25%(b)(d)    5.42%(d)    3.48%(d)   3.00%(a)(d)
=======================  ========        =======     =======     ======

(a) Annualized.
(b) Ratios are based on average net assets of $547,363,692.
(c) Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.19%, 0.20%, 0.21% and 0.18% for the periods 1996-1993, respectively. Ratios are annualized for periods less than one year.
(d) Ratios of net investment income to average net assets prior to waiver of distribution fees and/or expense reimbursements were 5.23%, 5.40%, 3.43% and 2.98% for the periods 1996-1993, respectively. Ratios are annualized for periods less than one year.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period August 17, 1993 (date operations commenced) through August 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period August 17, 1993 (date operations commenced) through August 31, 1993, in conformity with generally accepted accounting principles.

                                /s/ KPMG PEAT MARWICK LLP

                                KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

TREASURY PORTFOLIO
INSTITUTIONAL CLASS

SCHEDULE OF INVESTMENTS
August 31, 1996

                                              MATURITY PAR (000)     VALUE

U.S. TREASURY SECURITIES - 27.96%

U.S. TREASURY BILLS(a) - 16.97%

5.20%                                         09/17/96 $175,000  $ 174,646,111
------------------------------------------------------------------------------
5.02%                                         10/24/96   50,000     49,630,472
------------------------------------------------------------------------------
5.16%                                         12/05/96   50,000     49,319,167
------------------------------------------------------------------------------
5.115%                                        12/12/96   50,000     49,275,374
------------------------------------------------------------------------------
5.22%                                         12/26/96   25,000     24,579,500
------------------------------------------------------------------------------
5.215%                                        01/02/97   25,000     24,554,552
------------------------------------------------------------------------------
5.33%                                         01/30/97   50,000     48,882,181
------------------------------------------------------------------------------
5.095%                                        02/13/97   25,000     24,416,198
------------------------------------------------------------------------------
5.10%                                         02/13/97   25,000     24,415,625
------------------------------------------------------------------------------
5.09%                                         03/06/97   25,000     24,342,541
------------------------------------------------------------------------------
5.248%                                        05/01/97   25,000     24,118,129
------------------------------------------------------------------------------
5.28%                                         05/01/97   25,000     24,112,667
------------------------------------------------------------------------------
5.318%                                        05/29/97   40,000     38,404,750
------------------------------------------------------------------------------
5.505%                                        06/26/97   25,000     23,860,771
------------------------------------------------------------------------------
5.39%                                         07/24/97   25,000     23,779,764
------------------------------------------------------------------------------
                                                                   628,337,802
------------------------------------------------------------------------------
U.S. TREASURY NOTES - 10.99%
6.50%                                         09/30/96   50,000     50,052,967
------------------------------------------------------------------------------
7.00%                                         09/30/96   75,000     75,104,646
------------------------------------------------------------------------------
8.00%                                         10/15/96   55,000     55,174,050
------------------------------------------------------------------------------
7.50%                                         12/31/96  100,000    100,785,704
------------------------------------------------------------------------------
8.00%                                         01/15/97   75,000     75,763,373
------------------------------------------------------------------------------
6.625%                                        03/31/97   25,000     25,132,339
------------------------------------------------------------------------------
6.875%                                        03/31/97   25,000     25,188,361
------------------------------------------------------------------------------
                                                                   407,201,440
------------------------------------------------------------------------------
    Total U.S. Treasury Securities                               1,035,539,242
------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                 1,035,539,242
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 76.94%(b)
BA Securities, Inc. 5.25%(c)                  09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
BZW Securities, Inc. 5.25%(d)                       --  175,000    175,000,000
------------------------------------------------------------------------------
Bear, Stearns & Co. 5.23%(e)                        --  200,000    200,000,000
------------------------------------------------------------------------------
Daiwa Securities America, Inc. 5.24%(f)       09/03/96   93,693     93,692,696
------------------------------------------------------------------------------
Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
 5.25%(g)                                           --  560,000    560,000,000
------------------------------------------------------------------------------
CS First Boston Corp. (The) 5.25%(h)          09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
Goldman, Sachs & Co. 5.28%(i)                 09/03/96  500,000    500,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc. 5.25%(j)                09/03/96  175,000    175,000,000
------------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - continued

Morgan (J.P.) Securities, Inc.
 5.23%(k)                              09/03/96 $175,000  $  175,000,000
----------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.
 5.26%(l)                                    --   96,000      96,000,000
----------------------------------------------------------------------------
Nikko Securities Co. International
 (The), Inc. 5.22%(m)                        --  175,000     175,000,000
----------------------------------------------------------------------------
Nomura Securities International, Inc.
 5.25%(n)                                    --  175,000     175,000,000
----------------------------------------------------------------------------
UBS Securities LLC 5.23%(o)                  --  175,000     175,000,000
----------------------------------------------------------------------------
    Total Repurchase Agreements                            2,849,692,696
----------------------------------------------------------------------------
    TOTAL INVESTMENTS - 104.90%                            3,885,231,938 (p)
----------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES -
      (4.90)%                                               (181,340,798)
----------------------------------------------------------------------------
    NET ASSETS - 100.00%                                  $3,703,891,140
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U. S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $179,050,000 U.S. Treasury obligations, 4.75% to 5.75% due 02/15/97 to
    01/31/98.
(d) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $164,934,000 U.S. Treasury obligations, 4.75% to 14.00% due 10/31/96 to 08/15/26.
(e) Open repurchase agreement entered into 07/01/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $325,225,000 U.S. Treasury STRIPS, due 02/15/98 to 02/15/19.
(f) Joint repurchase agreement entered into 08/30/96 with a maturing value of $148,238,724. Collateralized by $147,480,000 U.S. Treasury obligations, 5.375% to 7.875% due 11/30/97 to 11/15/07.
(g) Open repurchase agreement entered into 03/20/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $603,991,000 U.S. Treasury Bills, 0% due 08/21/97.
(h) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $183,339,000 U.S. Treasury Bills, 0% due 09/19/96 to 07/24/97.
(i) Joint repurchase agreement entered into 08/30/96 with a maturing value of $834,779,144. Collateralized by $823,484,000 U.S. Treasury obligations, 0% to 10.75% due 10/10/96 to 08/15/05.
(j) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $154,810,000 U.S. Treasury obligations, 7.25% to 13.875% due 02/15/07 to
    11/15/16.
(k) Entered into 08/30/96 with a maturing value of $175,101,694. Collateralized by $174,972,000 U.S. Treasury obligations, 7.125% to 7.875% due 02/15/21 to
    02/15/23.
(l) Open joint repurchase agreement entered into 04/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $638,599,000 U.S. Treasury obligations, 0% to 10.75% due 10/31/96 to 02/15/25.
(m) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $177,003,000 U.S. Treasury obligations, 0% to 7.50% due 11/30/96 to 11/15/16.
(n) Open repurchase agreement entered into 07/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $171,615,000 U.S. Treasury obligations, 0% to 12.75% due 09/12/96 to 11/15/24.
(o) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $172,532,000 U.S. Treasury obligations, 4.375% to 7.50% due 08/31/96 to 12/31/96.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1996


ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,035,539,242
------------------------------------------------------------------------
Repurchase agreements                                      2,849,692,696
------------------------------------------------------------------------
Interest receivable                                            9,950,056
------------------------------------------------------------------------
Investment for deferred compensation plan                         46,313
------------------------------------------------------------------------
Other assets                                                     152,808
------------------------------------------------------------------------
  Total assets                                             3,895,381,115
------------------------------------------------------------------------

LIABILITIES:

Payables for:

 Investments purchased                                       174,646,111
------------------------------------------------------------------------
 Dividends                                                    16,137,308
------------------------------------------------------------------------
 Deferred compensation                                            46,313
------------------------------------------------------------------------
Accrued advisory fees                                            195,369
------------------------------------------------------------------------
Accrued distribution fees                                        228,007
------------------------------------------------------------------------
Accrued transfer agent fees                                       12,984
------------------------------------------------------------------------
Accrued trustees' fees                                             3,575
------------------------------------------------------------------------
Accrued administrative services fees                               7,904
------------------------------------------------------------------------
Accrued operating expenses                                       212,404
------------------------------------------------------------------------
  Total liabilities                                          191,489,975
------------------------------------------------------------------------

NET ASSETS                                                $3,703,891,140

========================================================================

NET ASSETS:

Institutional Class                                       $2,335,440,965
========================================================================
Private Investment Class                                  $  352,537,425
========================================================================
Personal Investment Class                                 $  192,946,526
========================================================================
Cash Management Class                                     $  789,626,991
========================================================================
Resource Class                                            $   33,339,233
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        2,335,032,174
========================================================================
Private Investment Class                                     352,475,718
========================================================================
Personal Investment Class                                    192,912,753
========================================================================
Cash Management Class                                        789,488,776
========================================================================
Resource Class                                                33,333,398
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1996

INVESTMENT INCOME:

Interest income                                       $  198,959,801
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                              2,227,788
---------------------------------------------------------------------
Custodian fees                                               186,211
---------------------------------------------------------------------
Administrative services fees                                  86,796
---------------------------------------------------------------------
Trustees' fees and expenses                                   26,562
---------------------------------------------------------------------
Registration and filing fees                                 301,601
---------------------------------------------------------------------
Transfer agent fees                                          256,535
---------------------------------------------------------------------
Distribution fees (Note 2)                                 2,404,078
---------------------------------------------------------------------
Other                                                        235,516
---------------------------------------------------------------------
  Total expenses                                           5,725,087
---------------------------------------------------------------------
Less expenses assumed by advisor                            (113,500)
---------------------------------------------------------------------
  Net expenses                                             5,611,587
---------------------------------------------------------------------
Net investment income                                    193,348,214
---------------------------------------------------------------------
Net realized gain on sales of investments                    490,127
---------------------------------------------------------------------
Net increase in net assets resulting from operations  $  193,838,341
=====================================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1996 and 1995

                                                   1996            1995
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  193,348,214  $  164,659,385
-----------------------------------------------------------------------------
 Net realized gain on sales of investments           490,127          67,230
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    193,838,341     164,726,615
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (193,348,214)   (164,659,385)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gain on investments                             --         (63,547)
-----------------------------------------------------------------------------
Share transactions-net                           443,432,341     232,658,749
-----------------------------------------------------------------------------
  Net increase in net assets                     443,922,468     232,662,432
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,259,968,672   3,027,306,240
-----------------------------------------------------------------------------
  End of period                               $3,703,891,140  $3,259,968,672
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $3,703,242,819  $3,259,810,478
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       648,321         158,194
-----------------------------------------------------------------------------
                                              $3,703,891,140  $3,259,968,672
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
  The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                              RATE
-----------------------------------------------------------------------------
First $300 million                                                      0.15%
-----------------------------------------------------------------------------
Over $300 million to $1.5 billion                                       0.06%
-----------------------------------------------------------------------------
Over $1.5 billion                                                       0.05%
-----------------------------------------------------------------------------

  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $113,500 during the year ended August 31, 1996.

  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $86,796 for such services.
  The Portfolio, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1996, the Portfolio paid AIFS $256,535 for such services.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1996, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class accrued for compensation to FMC amounts of $1,221,693, $712,960, $437,891, and $31,534, respectively, under the Plan.
Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
  During the year ended August 31, 1996, the Portfolio paid legal fees of $12,753 for services provided by Kramer, Levin, Naftalis & Frankel. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the years ended August 31, 1996 and 1995 were as follows:

                                     1996                               1995
                        --------------------------------  ---------------------------------
                            SHARES           AMOUNT           SHARES            AMOUNT
                        ---------------  ---------------  ---------------  ----------------
Sold:

  Institutional Class    15,527,980,642  $15,527,980,642   13,265,129,336  $ 13,265,129,336
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  2,472,141,697    2,472,141,697    3,483,722,415     3,483,722,415
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                  1,088,591,830    1,088,591,830      628,065,796       628,065,796
-------------------------------------------------------------------------------------------
  Cash Management Class   4,232,083,227    4,232,083,227       97,195,296        97,195,296
-------------------------------------------------------------------------------------------
  Resource Class*           157,958,663      157,958,663        --                --
-------------------------------------------------------------------------------------------

Issued as reinvestment
 of dividends:

  Institutional Class         9,763,491        9,763,491       11,558,277        11,558,277
-------------------------------------------------------------------------------------------
  Private Investment
   Class                      3,211,766        3,211,766        2,167,906         2,167,906
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                      4,455,140        4,455,140        2,719,512         2,719,512
-------------------------------------------------------------------------------------------
  Cash Management Class       8,200,664        8,200,664        2,671,137         2,671,137
-------------------------------------------------------------------------------------------
  Resource Class*               789,507          789,507        --                --
-------------------------------------------------------------------------------------------

Reacquired:

  Institutional Class   (15,872,219,385) (15,872,219,385) (13,059,443,790)  (13,059,443,790)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                 (2,517,444,015)  (2,517,444,015)  (3,504,019,234)   (3,504,019,234)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (1,014,656,105)  (1,014,656,105)    (604,841,208)     (604,841,208)
-------------------------------------------------------------------------------------------
  Cash Management Class  (3,532,010,008)  (3,532,010,008)     (92,266,694)      (92,266,694)
-------------------------------------------------------------------------------------------
  Resource Class*          (125,414,773)    (125,414,773)       --                --
-------------------------------------------------------------------------------------------
Net increase                443,432,341  $   443,432,341      232,658,749  $    232,658,749
===========================================================================================

* The Resource Class commenced operations on March 12, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a share outstanding of the Institutional Class during each of the years in the ten-year period ended August 31, 1996.

                        1996           1995        1994        1993        1992        1991        1990        1989
                     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value,
 beginning of
 period              $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
----------------     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Income from
 investment
 operations:
  Net investment
   income                  0.05           0.06        0.04        0.03        0.05        0.07        0.08        0.09
----------------     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------

Less
 distributions:

  Dividends from
   net
   investment
   income                 (0.05)         (0.06)      (0.04)      (0.03)      (0.05)      (0.07)      (0.08)      (0.09)
----------------     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value,
 end of period       $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
================     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Total return               5.57%          5.66%       3.53%       3.22%       4.56%       7.04%       8.52%       9.03%
================     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========

Ratios/supplemental
 data:

Net assets, end
 of period (000s
 omitted)            $2,335,441     $2,669,637  $2,452,389  $3,652,672  $3,835,387  $2,437,902  $1,703,460  $1,189,822
================     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratio of
 expenses to
 average net
 assets                    0.09%(a)       0.10%       0.08%       0.08%       0.09%       0.10%       0.12%       0.11%
================     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratio of net
 investment
 income to
 average net
 assets                    5.43%(a)       5.53%       3.39%       3.17%       4.38%       6.73%       8.19%       8.69%
================     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
                         1988      1987
                      ---------   ---------
Net asset value,
 beginning of
 period                    1.00        1.00
--------------------  ---------   ---------
Income from
 investment
 operations:
  Net investment
   income                  0.07        0.06
--------------------  ---------   ---------

Less
 distributions:

  Dividends from
   net
   investment
   income                 (0.07)    (  0.06)
--------------------  ---------   ---------
Net asset value,
 end of period             1.00        1.00
====================  =========   =========
Total return               6.98%       6.17%
====================  =========   =========

Ratios/supplemental
 data:

Net assets, end
 of period (000s
 omitted)             1,121,144   $ 650,547
====================  =========   =========
Ratio of
 expenses to
 average net
 assets                    0.13%       0.14%
====================  =========   =========
Ratio of net
 investment
 income to
 average net
 assets                    6.76%       6.01%
====================  =========   =========

(a) Ratios are based on average net assets of $2,499,257,005.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                /s/ KPMG PEAT MARWICK LLP

                                    KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

TREASURY PORTFOLIO
PERSONAL INVESTMENT CLASS

SCHEDULE OF INVESTMENTS

August 31, 1996

                                              MATURITY PAR (000)     VALUE
U.S. TREASURY SECURITIES - 27.96%

U.S. TREASURY BILLS(a) - 16.97%
5.20%                                         09/17/96 $175,000 $  174,646,111
------------------------------------------------------------------------------
5.02%                                         10/24/96   50,000     49,630,472
------------------------------------------------------------------------------
5.16%                                         12/05/96   50,000     49,319,167
------------------------------------------------------------------------------
5.115%                                        12/12/96   50,000     49,275,374
------------------------------------------------------------------------------
5.22%                                         12/26/96   25,000     24,579,500
------------------------------------------------------------------------------
5.215%                                        01/02/97   25,000     24,554,552
------------------------------------------------------------------------------
5.33%                                         01/30/97   50,000     48,882,181
------------------------------------------------------------------------------
5.095%                                        02/13/97   25,000     24,416,198
------------------------------------------------------------------------------
5.10%                                         02/13/97   25,000     24,415,625
------------------------------------------------------------------------------
5.09%                                         03/06/97   25,000     24,342,541
------------------------------------------------------------------------------
5.248%                                        05/01/97   25,000     24,118,129
------------------------------------------------------------------------------
5.28%                                         05/01/97   25,000     24,112,667
------------------------------------------------------------------------------
5.318%                                        05/29/97   40,000     38,404,750
------------------------------------------------------------------------------
5.505%                                        06/26/97   25,000     23,860,771
------------------------------------------------------------------------------
5.39%                                         07/24/97   25,000     23,779,764
------------------------------------------------------------------------------
                                                                   628,337,802
------------------------------------------------------------------------------

U.S. TREASURY NOTES - 10.99%
6.50%                                         09/30/96   50,000     50,052,967
------------------------------------------------------------------------------
7.00%                                         09/30/96   75,000     75,104,646
------------------------------------------------------------------------------
8.00%                                         10/15/96   55,000     55,174,050
------------------------------------------------------------------------------
7.50%                                         12/31/96  100,000    100,785,704
------------------------------------------------------------------------------
8.00%                                         01/15/97   75,000     75,763,373
------------------------------------------------------------------------------
6.625%                                        03/31/97   25,000     25,132,339
------------------------------------------------------------------------------
6.875%                                        03/31/97   25,000     25,188,361
------------------------------------------------------------------------------
                                                                   407,201,440
------------------------------------------------------------------------------
    Total U.S. Treasury Securities                               1,035,539,242
------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                 1,035,539,242
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 76.94%(b)

BA Securities, Inc. 5.25%(c)                  09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
BZW Securities, Inc. 5.25%(d)                       --  175,000    175,000,000
------------------------------------------------------------------------------
Bear, Stearns & Co. 5.23%(e)                        --  200,000    200,000,000
------------------------------------------------------------------------------
Daiwa Securities America, Inc. 5.24%(f)       09/03/96   93,693     93,692,696
------------------------------------------------------------------------------
Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
 5.25%(g)                                           --  560,000    560,000,000
------------------------------------------------------------------------------
CS First Boston Corp. (The) 5.25%(h)          09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
Goldman, Sachs & Co. 5.28%(i)                 09/03/96  500,000    500,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc. 5.25%(j)                09/03/96  175,000    175,000,000
------------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE

REPURCHASE AGREEMENTS - continued

Morgan (J.P.) Securities, Inc.
 5.23%(k)                              09/03/96 $175,000  $  175,000,000
----------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.
 5.26%(l)                                    --   96,000      96,000,000
----------------------------------------------------------------------------
Nikko Securities Co. International
 (The), Inc. 5.22%(m)                        --  175,000     175,000,000
----------------------------------------------------------------------------
Nomura Securities International, Inc.
 5.25%(n)                                    --  175,000     175,000,000
----------------------------------------------------------------------------
UBS Securities LLC 5.23%(o)                  --  175,000     175,000,000
----------------------------------------------------------------------------
    Total Repurchase Agreements                            2,849,692,696
----------------------------------------------------------------------------
    TOTAL INVESTMENTS - 104.90%                            3,885,231,938 (p)
----------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES -
      (4.90)%                                               (181,340,798)
----------------------------------------------------------------------------
    NET ASSETS - 100.00%                                  $3,703,891,140
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U. S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $179,050,000 U.S. Treasury obligations, 4.75% to 5.75% due 02/15/97 to
    01/31/98.
(d) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $164,934,000 U.S. Treasury obligations, 4.75% to 14.00% due 10/31/96 to 08/15/26.
(e) Open repurchase agreement entered into 07/01/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $325,225,000 U.S. Treasury STRIPS, due 02/15/98 to 02/15/19.
(f) Joint repurchase agreement entered into 08/30/96 with a maturing value of $148,238,724. Collateralized by $147,480,000 U.S. Treasury obligations, 5.375% to 7.875% due 11/30/97 to 11/15/07.
(g) Open repurchase agreement entered into 03/20/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $603,991,000 U.S. Treasury Bills, 0% due 08/21/97.
(h) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $183,339,000 U.S. Treasury Bills, 0% due 09/19/96 to 07/24/97.
(i) Joint repurchase agreement entered into 08/30/96 with a maturing value of $834,779,144. Collateralized by $823,484,000 U.S. Treasury obligations, 0% to 10.75% due 10/10/96 to 08/15/05.
(j) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $154,810,000 U.S. Treasury obligations, 7.25% to 13.875% due 02/15/07 to
    11/15/16.
(k) Entered into 08/30/96 with a maturing value of $175,101,694. Collateralized by $174,972,000 U.S. Treasury obligations, 7.125% to 7.875% due 02/15/21 to
    02/15/23.
(l) Open joint repurchase agreement entered into 04/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $638,599,000 U.S. Treasury obligations, 0% to 10.75% due 10/31/96 to 02/15/25.
(m) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $177,003,000 U.S. Treasury obligations, 0% to 7.50% due 11/30/96 to 11/15/16.
(n) Open repurchase agreement entered into 07/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $171,615,000 U.S. Treasury obligations, 0% to 12.75% due 09/12/96 to 11/15/24.
(o) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $172,532,000 U.S. Treasury obligations, 4.375% to 7.50% due 08/31/96 to 12/31/96.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1996


ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,035,539,242
------------------------------------------------------------------------
Repurchase agreements                                      2,849,692,696
------------------------------------------------------------------------
Interest receivable                                            9,950,056
------------------------------------------------------------------------
Investment for deferred compensation plan                         46,313
------------------------------------------------------------------------
Other assets                                                     152,808
------------------------------------------------------------------------
  Total assets                                             3,895,381,115
------------------------------------------------------------------------

LIABILITIES:

Payables for:

 Investments purchased                                       174,646,111
------------------------------------------------------------------------
 Dividends                                                    16,137,308
------------------------------------------------------------------------
 Deferred compensation                                            46,313
------------------------------------------------------------------------
Accrued advisory fees                                            195,369
------------------------------------------------------------------------
Accrued distribution fees                                        228,007
------------------------------------------------------------------------
Accrued transfer agent fees                                       12,984
------------------------------------------------------------------------
Accrued trustees' fees                                             3,575
------------------------------------------------------------------------
Accrued administrative services fees                               7,904
------------------------------------------------------------------------
Accrued operating expenses                                       212,404
------------------------------------------------------------------------
  Total liabilities                                          191,489,975
------------------------------------------------------------------------

NET ASSETS                                                $3,703,891,140

========================================================================

NET ASSETS:

Institutional Class                                       $2,335,440,965
========================================================================
Private Investment Class                                  $  352,537,425
========================================================================
Personal Investment Class                                 $  192,946,526
========================================================================
Cash Management Class                                     $  789,626,991
========================================================================
Resource Class                                            $   33,339,233
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        2,335,032,174
========================================================================
Private Investment Class                                     352,475,718
========================================================================
Personal Investment Class                                    192,912,753
========================================================================
Cash Management Class                                        789,488,776
========================================================================
Resource Class                                                33,333,398
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1996

INVESTMENT INCOME:

Interest income                                       $  198,959,801
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                              2,227,788
---------------------------------------------------------------------
Custodian fees                                               186,211
---------------------------------------------------------------------
Administrative services fees                                  86,796
---------------------------------------------------------------------
Trustees' fees and expenses                                   26,562
---------------------------------------------------------------------
Registration and filing fees                                 301,601
---------------------------------------------------------------------
Transfer agent fees                                          256,535
---------------------------------------------------------------------
Distribution fees (Note 2)                                 2,404,078
---------------------------------------------------------------------
Other                                                        235,516
---------------------------------------------------------------------
  Total expenses                                           5,725,087
---------------------------------------------------------------------
Less expenses assumed by advisor                            (113,500)
---------------------------------------------------------------------
  Net expenses                                             5,611,587
---------------------------------------------------------------------
Net investment income                                    193,348,214
---------------------------------------------------------------------
Net realized gain on sales of investments                    490,127
---------------------------------------------------------------------
Net increase in net assets resulting from operations  $  193,838,341
=====================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1996 and 1995

                                                   1996            1995
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  193,348,214  $  164,659,385
-----------------------------------------------------------------------------
 Net realized gain on sales of investments           490,127          67,230
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    193,838,341     164,726,615
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (193,348,214)   (164,659,385)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gain on investments                             --         (63,547)
-----------------------------------------------------------------------------
Share transactions-net                           443,432,341     232,658,749
-----------------------------------------------------------------------------
  Net increase in net assets                     443,922,468     232,662,432
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,259,968,672   3,027,306,240
-----------------------------------------------------------------------------
  End of period                               $3,703,891,140  $3,259,968,672
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $3,703,242,819  $3,259,810,478
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       648,321         158,194
-----------------------------------------------------------------------------
                                              $3,703,891,140  $3,259,968,672
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
  The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                               RATE
------------------------------------------------------------------------------
First $300 million                                                       0.15%
------------------------------------------------------------------------------
Over $300 million to $1.5 billion                                        0.06%
------------------------------------------------------------------------------
Over $1.5 billion                                                        0.05%
------------------------------------------------------------------------------

  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $113,500 during the year ended August 31, 1996.

  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $86,796 for such services.
  The Portfolio, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1996, the Portfolio paid AIFS $256,535 for such services.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1996, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class accrued for compensation to FMC amounts of $1,221,693, $712,960, $437,891, and $31,534, respectively, under the Plan.
Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
  During the year ended August 31, 1996, the Portfolio paid legal fees of $12,753 for services provided by Kramer, Levin, Naftalis & Frankel. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the years ended August 31, 1996 and 1995 were as follows:

                                     1996                               1995
                        ---------------------------------  ----------------------------------
                            SHARES             AMOUNT           SHARES            AMOUNT
                        ---------------   ---------------  ---------------  -----------------
Sold:
  Institutional Class    15,527,980,642  $ 15,527,980,642   13,265,129,336  $ 13,265,129,336
---------------------------------------------------------------------------------------------
  Private Investment
   Class                  2,472,141,697     2,472,141,697    3,483,722,415     3,483,722,415
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                  1,088,591,830     1,088,591,830      628,065,796       628,065,796
---------------------------------------------------------------------------------------------
  Cash Management Class   4,232,083,227     4,232,083,227       97,195,296        97,195,296
---------------------------------------------------------------------------------------------
  Resource Class*           157,958,663       157,958,663        --                --
---------------------------------------------------------------------------------------------

Issued as reinvestment
 of dividends:

  Institutional Class         9,763,491         9,763,491       11,558,277        11,558,277
---------------------------------------------------------------------------------------------
  Private Investment
   Class                      3,211,766         3,211,766        2,167,906         2,167,906
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                      4,455,140         4,455,140        2,719,512         2,719,512
---------------------------------------------------------------------------------------------
  Cash Management Class       8,200,664         8,200,664        2,671,137         2,671,137
---------------------------------------------------------------------------------------------
  Resource Class*               789,507           789,507        --                --
---------------------------------------------------------------------------------------------

Reacquired:

  Institutional Class   (15,872,219,385)  (15,872,219,385) (13,059,443,790)  (13,059,443,790)
---------------------------------------------------------------------------------------------
  Private Investment
   Class                 (2,517,444,015)   (2,517,444,015)  (3,504,019,234)   (3,504,019,234)
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (1,014,656,105)   (1,014,656,105)    (604,841,208)     (604,841,208)
---------------------------------------------------------------------------------------------
  Cash Management Class  (3,532,010,008)   (3,532,010,008)     (92,266,694)      (92,266,694)
---------------------------------------------------------------------------------------------
  Resource Class*          (125,414,773)     (125,414,773)       --                --
---------------------------------------------------------------------------------------------
Net increase                443,432,341  $    443,432,341      232,658,749  $    232,658,749
=============================================================================================

* The Resource Class commenced operations on March 12, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a share outstanding of the Treasury Portfolio Personal Investment Class during each of the years in the five-year period ended August 31, 1996 and the period August 8, 1991 (date operation commenced) through August 31, 1991.

                           1996            1995        1994        1993        1992        1991
                         --------        --------     -------     -------     -------     ------
Net asset value,
 beginning of period     $   1.00        $   1.00     $  1.00     $  1.00     $  1.00     $ 1.00
-----------------------  --------        --------     -------     -------     -------     ------

Income from investment
 operations:

  Net investment income      0.05            0.05        0.03        0.03        0.04      0.003
-----------------------  --------        --------     -------     -------     -------     ------
  Total from investment
   operations                0.05            0.05        0.03        0.03        0.04      0.003
-----------------------  --------        --------     -------     -------     -------     ------

Less distributions:

  Dividends from net
   investment income        (0.05)          (0.05)      (0.03)      (0.03)      (0.04)    (0.003)
-----------------------  --------        --------     -------     -------     -------     ------
Net asset value, end of
 period                  $   1.00        $   1.00     $  1.00     $  1.00     $  1.00     $ 1.00
=======================  ========        ========     =======     =======     =======     ======
Total return                 5.04%           5.13%       3.02%       2.77%       4.07%      5.04%(a)
=======================  ========        ========     =======     =======     =======     ======

Ratios/supplemental
 data:

Net assets, end of
 period (000s omitted)   $192,947        $114,527     $88,582     $69,867     $23,853     $  330
=======================  ========        ========     =======     =======     =======     ======
Ratio of expenses to
 average net assets          0.59%(b)(c)     0.60%(c)    0.58%(c)    0.53%(c)    0.49%(c)   0.81%(a)(c)
=======================  ========        ========     =======     =======     =======     ======
Ratio of net investment
 income to average net
 assets                      4.91%(b)(d)     5.03%(d)    2.99%(d)    2.70%(d)    3.55%(d)   5.03%(a)(d)
=======================  ========        ========     =======     =======     =======     ======

(a) Annualized.
(b) Ratios are based on average net assets of $142,591,904.
(c) Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.92%, 0.90%, 0.91%, 0.93%, 1.03% and 12.68% for the periods 1996-1991, respectively. Ratios are annualized for periods less than one year.
(d) Ratios of net investment income to average net assets prior to waiver of distribution fees and/or expense reimbursements were 4.58%, 4.73%, 2.66%, 2.29%, 3.01% and (6.84%) for the periods 1996-1991, respectively. Ratios are annualized for periods less than one year.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended and the period August 8, 1991 (date operations commenced) through August 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended and the period August 8, 1991 (date operations commenced) through August 31, 1991, in conformity with generally accepted accounting principles.


                                /s/ KPMG Peat Marwick LLP

                                KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

TREASURY PORTFOLIO
PRIVATE PLACEMENT CLASS

SCHEDULE OF INVESTMENTS
August 31, 1996

                                              MATURITY PAR (000)     VALUE
U.S. TREASURY SECURITIES - 27.96%

U.S. TREASURY BILLS(a) - 16.97%
5.20%                                         09/17/96 $175,000  $ 174,646,111
------------------------------------------------------------------------------
5.02%                                         10/24/96   50,000     49,630,472
------------------------------------------------------------------------------
5.16%                                         12/05/96   50,000     49,319,167
------------------------------------------------------------------------------
5.115%                                        12/12/96   50,000     49,275,374
------------------------------------------------------------------------------
5.22%                                         12/26/96   25,000     24,579,500
------------------------------------------------------------------------------
5.215%                                        01/02/97   25,000     24,554,552
------------------------------------------------------------------------------
5.33%                                         01/30/97   50,000     48,882,181
------------------------------------------------------------------------------
5.095%                                        02/13/97   25,000     24,416,198
------------------------------------------------------------------------------
5.10%                                         02/13/97   25,000     24,415,625
------------------------------------------------------------------------------
5.09%                                         03/06/97   25,000     24,342,541
------------------------------------------------------------------------------
5.248%                                        05/01/97   25,000     24,118,129
------------------------------------------------------------------------------
5.28%                                         05/01/97   25,000     24,112,667
------------------------------------------------------------------------------
5.318%                                        05/29/97   40,000     38,404,750
------------------------------------------------------------------------------
5.505%                                        06/26/97   25,000     23,860,771
------------------------------------------------------------------------------
5.39%                                         07/24/97   25,000     23,779,764
------------------------------------------------------------------------------
                                                                   628,337,802
------------------------------------------------------------------------------

U.S. TREASURY NOTES - 10.99%

6.50%                                         09/30/96   50,000     50,052,967
------------------------------------------------------------------------------
7.00%                                         09/30/96   75,000     75,104,646
------------------------------------------------------------------------------
8.00%                                         10/15/96   55,000     55,174,050
------------------------------------------------------------------------------
7.50%                                         12/31/96  100,000    100,785,704
------------------------------------------------------------------------------
8.00%                                         01/15/97   75,000     75,763,373
------------------------------------------------------------------------------
6.625%                                        03/31/97   25,000     25,132,339
------------------------------------------------------------------------------
6.875%                                        03/31/97   25,000     25,188,361
------------------------------------------------------------------------------
                                                                   407,201,440
------------------------------------------------------------------------------
    Total U.S. Treasury Securities                               1,035,539,242
------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                 1,035,539,242
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 76.94%(b)

BA Securities, Inc. 5.25%(c)                  09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
BZW Securities, Inc. 5.25%(d)                       --  175,000    175,000,000
------------------------------------------------------------------------------
Bear, Stearns & Co. 5.23%(e)                        --  200,000    200,000,000
------------------------------------------------------------------------------
Daiwa Securities America, Inc. 5.24%(f)       09/03/96   93,693     93,692,696
------------------------------------------------------------------------------
Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
 5.25%(g)                                           --  560,000    560,000,000
------------------------------------------------------------------------------
CS First Boston Corp. (The) 5.25%(h)          09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
Goldman, Sachs & Co. 5.28%(i)                 09/03/96  500,000    500,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc. 5.25%(j)                09/03/96  175,000    175,000,000
------------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - continued

Morgan (J.P.) Securities, Inc.
 5.23%(k)                              09/03/96 $175,000  $  175,000,000
----------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.
 5.26%(l)                                    --   96,000      96,000,000
----------------------------------------------------------------------------
Nikko Securities Co. International
 (The), Inc. 5.22%(m)                        --  175,000     175,000,000
----------------------------------------------------------------------------
Nomura Securities International, Inc.
 5.25%(n)                                    --  175,000     175,000,000
----------------------------------------------------------------------------
UBS Securities LLC 5.23%(o)                  --  175,000     175,000,000
----------------------------------------------------------------------------
    Total Repurchase Agreements                            2,849,692,696
----------------------------------------------------------------------------
    TOTAL INVESTMENTS - 104.90%                            3,885,231,938 (p)
----------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES -
      (4.90)%                                               (181,340,798)
----------------------------------------------------------------------------
    NET ASSETS - 100.00%                                  $3,703,891,140
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U. S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $179,050,000 U.S. Treasury obligations, 4.75% to 5.75% due 02/15/97 to
    01/31/98.
(d) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $164,934,000 U.S. Treasury obligations, 4.75% to 14.00% due 10/31/96 to 08/15/26.
(e) Open repurchase agreement entered into 07/01/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $325,225,000 U.S. Treasury STRIPS, due 02/15/98 to 02/15/19.
(f) Joint repurchase agreement entered into 08/30/96 with a maturing value of $148,238,724. Collateralized by $147,480,000 U.S. Treasury obligations, 5.375% to 7.875% due 11/30/97 to 11/15/07.
(g) Open repurchase agreement entered into 03/20/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $603,991,000 U.S. Treasury Bills, 0% due 08/21/97.
(h) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $183,339,000 U.S. Treasury Bills, 0% due 09/19/96 to 07/24/97.
(i) Joint repurchase agreement entered into 08/30/96 with a maturing value of $834,779,144. Collateralized by $823,484,000 U.S. Treasury obligations, 0% to 10.75% due 10/10/96 to 08/15/05.
(j) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $154,810,000 U.S. Treasury obligations, 7.25% to 13.875% due 02/15/07 to
    11/15/16.
(k) Entered into 08/30/96 with a maturing value of $175,101,694. Collateralized by $174,972,000 U.S. Treasury obligations, 7.125% to 7.875% due 02/15/21 to
    02/15/23.
(l) Open joint repurchase agreement entered into 04/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $638,599,000 U.S. Treasury obligations, 0% to 10.75% due 10/31/96 to 02/15/25.
(m) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $177,003,000 U.S. Treasury obligations, 0% to 7.50% due 11/30/96 to 11/15/16.
(n) Open repurchase agreement entered into 07/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $171,615,000 U.S. Treasury obligations, 0% to 12.75% due 09/12/96 to 11/15/24.
(o) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $172,532,000 U.S. Treasury obligations, 4.375% to 7.50% due 08/31/96 to 12/31/96.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1996


ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,035,539,242
------------------------------------------------------------------------
Repurchase agreements                                      2,849,692,696
------------------------------------------------------------------------
Interest receivable                                            9,950,056
------------------------------------------------------------------------
Investment for deferred compensation plan                         46,313
------------------------------------------------------------------------
Other assets                                                     152,808
------------------------------------------------------------------------
  Total assets                                             3,895,381,115
------------------------------------------------------------------------

LIABILITIES:

Payables for:

 Investments purchased                                       174,646,111
------------------------------------------------------------------------
 Dividends                                                    16,137,308
------------------------------------------------------------------------
 Deferred compensation                                            46,313
------------------------------------------------------------------------
Accrued advisory fees                                            195,369
------------------------------------------------------------------------
Accrued distribution fees                                        228,007
------------------------------------------------------------------------
Accrued transfer agent fees                                       12,984
------------------------------------------------------------------------
Accrued trustees' fees                                             3,575
------------------------------------------------------------------------
Accrued administrative services fees                               7,904
------------------------------------------------------------------------
Accrued operating expenses                                       212,404
------------------------------------------------------------------------
  Total liabilities                                          191,489,975
------------------------------------------------------------------------

NET ASSETS                                                $3,703,891,140

========================================================================

NET ASSETS:

Institutional Class                                       $2,335,440,965
========================================================================
Private Investment Class                                  $  352,537,425
========================================================================
Personal Investment Class                                 $  192,946,526
========================================================================
Cash Management Class                                     $  789,626,991
========================================================================
Resource Class                                            $   33,339,233
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        2,335,032,174
========================================================================
Private Investment Class                                     352,475,718
========================================================================
Personal Investment Class                                    192,912,753
========================================================================
Cash Management Class                                        789,488,776
========================================================================
Resource Class                                                33,333,398
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1996

INVESTMENT INCOME:

Interest income                                       $  198,959,801
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                              2,227,788
---------------------------------------------------------------------
Custodian fees                                               186,211
---------------------------------------------------------------------
Administrative services fees                                  86,796
---------------------------------------------------------------------
Trustees' fees and expenses                                   26,562
---------------------------------------------------------------------
Registration and filing fees                                 301,601
---------------------------------------------------------------------
Transfer agent fees                                          256,535
---------------------------------------------------------------------
Distribution fees (Note 2)                                 2,404,078
---------------------------------------------------------------------
Other                                                        235,516
---------------------------------------------------------------------
  Total expenses                                           5,725,087
---------------------------------------------------------------------
Less expenses assumed by advisor                            (113,500)
---------------------------------------------------------------------
  Net expenses                                             5,611,587
---------------------------------------------------------------------
Net investment income                                    193,348,214
---------------------------------------------------------------------
Net realized gain on sales of investments                    490,127
---------------------------------------------------------------------
Net increase in net assets resulting from operations  $  193,838,341
=====================================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1996 and 1995

                                                   1996            1995
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  193,348,214  $  164,659,385
-----------------------------------------------------------------------------
 Net realized gain on sales of investments           490,127          67,230
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    193,838,341     164,726,615
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (193,348,214)   (164,659,385)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gain on investments                             --         (63,547)
-----------------------------------------------------------------------------
Share transactions-net                           443,432,341     232,658,749
-----------------------------------------------------------------------------
  Net increase in net assets                     443,922,468     232,662,432
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,259,968,672   3,027,306,240
-----------------------------------------------------------------------------
  End of period                               $3,703,891,140  $3,259,968,672
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $3,703,242,819  $3,259,810,478
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       648,321         158,194
-----------------------------------------------------------------------------
                                              $3,703,891,140  $3,259,968,672
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
  The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                              RATE
-----------------------------------------------------------------------------
First $300 million                                                      0.15%
-----------------------------------------------------------------------------
Over $300 million to $1.5 billion                                       0.06%
-----------------------------------------------------------------------------
Over $1.5 billion                                                       0.05%
-----------------------------------------------------------------------------

  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $113,500 during the year ended August 31, 1996.

  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $86,796 for such services.
  The Portfolio, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1996, the Portfolio paid AIFS $256,535 for such services.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1996, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class accrued for compensation to FMC amounts of $1,221,693, $712,960, $437,891, and $31,534, respectively, under the Plan.
Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
  During the year ended August 31, 1996, the Portfolio paid legal fees of $12,753 for services provided by Kramer, Levin, Naftalis & Frankel. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the years ended August 31, 1996 and 1995 were as follows:

                                     1996                               1995
                        --------------------------------  ---------------------------------
                            SHARES           AMOUNT           SHARES            AMOUNT
                        ---------------  ---------------  ---------------  ----------------
Sold:

  Institutional Class    15,527,980,642  $15,527,980,642   13,265,129,336  $ 13,265,129,336
--------------------------------------------------------------------------------
  Private Investment
   Class                  2,472,141,697    2,472,141,697    3,483,722,415     3,483,722,415
--------------------------------------------------------------------------------
  Personal Investment
   Class                  1,088,591,830    1,088,591,830      628,065,796       628,065,796
--------------------------------------------------------------------------------
  Cash Management Class   4,232,083,227    4,232,083,227       97,195,296        97,195,296
--------------------------------------------------------------------------------
  Resource Class*           157,958,663      157,958,663        --                --
--------------------------------------------------------------------------------------------

Issued as reinvestment
 of dividends:

  Institutional Class         9,763,491        9,763,491       11,558,277        11,558,277
--------------------------------------------------------------------------------
  Private Investment
   Class                      3,211,766        3,211,766        2,167,906         2,167,906
--------------------------------------------------------------------------------
  Personal Investment
   Class                      4,455,140        4,455,140        2,719,512         2,719,512
--------------------------------------------------------------------------------
  Cash Management Class       8,200,664        8,200,664        2,671,137         2,671,137
--------------------------------------------------------------------------------
  Resource Class*               789,507          789,507        --                --
--------------------------------------------------------------------------------------------

Reacquired:

  Institutional Class   (15,872,219,385) (15,872,219,385) (13,059,443,790)  (13,059,443,790)
--------------------------------------------------------------------------------
  Private Investment
   Class                 (2,517,444,015)  (2,517,444,015)  (3,504,019,234)   (3,504,019,234)
--------------------------------------------------------------------------------
  Personal Investment
   Class                 (1,014,656,105)  (1,014,656,105)    (604,841,208)     (604,841,208)
--------------------------------------------------------------------------------
  Cash Management Class  (3,532,010,008)  (3,532,010,008)     (92,266,694)      (92,266,694)
--------------------------------------------------------------------------------
  Resource Class*          (125,414,773)    (125,414,773)       --                --
--------------------------------------------------------------------------------------------
Net increase                443,432,341  $   443,432,341      232,658,749  $    232,658,749
============================================================================================

* The Resource Class commenced operations on March 12, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a share outstanding of the Treasury Portfolio Private Investment Class during each of the years in the four-year period ended August 31, 1996 and the period November 25, 1991 (date operations commenced) through August 31, 1992.

                           1996            1995         1994         1993       1992
                         --------        --------     --------     --------     -----
Net asset value,
 beginning of period     $   1.00        $   1.00     $   1.00     $   1.00     $1.00
-----------------------  --------        --------     --------     --------     -----

Income from investment
 operations:

  Net investment income      0.05            0.05         0.03         0.03      0.03
-----------------------  --------        --------     --------     --------     -----
  Total from investment
   operations                0.05            0.05         0.03         0.03      0.03
-----------------------  --------        --------     --------     --------     -----

Less distributions:

  Dividends from net
   investment income        (0.05)          (0.05)       (0.03)       (0.03)    (0.03)
-----------------------  --------        --------     --------     --------     -----
Net asset value, end of
 period                  $   1.00        $   1.00     $   1.00     $   1.00     $1.00
=======================  ========        ========     ========     ========     =====
Total return                 5.25%           5.34%        3.22%        2.91%     3.92%(a)
=======================  ========        ========     ========     ========     =====

Ratios/supplemental
 data:

Net assets, end of
 period (000s omitted)   $352,537        $394,585     $412,716     $204,281     $ 525
=======================  ========        ========     ========     ========     =====
Ratio of expenses to
 average net assets          0.39%(b)(c)     0.40%(c)     0.38%(c)     0.38%(c)  0.40%(a)(c)
=======================  ========        ========     ========     ========     =====
Ratio of net investment
 income to average net
 assets                      5.14%(b)(d)     5.23%(d)     3.26%(d)     2.81%(d)  3.68%(a)(d)
=======================  ========        ========     ========     ========     =====

(a) Annualized.
(b) Ratios are based on average net assets of $407,231,329.
(c) Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.59%, 0.60%, 0.60%, 0.67% and 4.54% for the periods 1996-1992, respectively. Ratios are annualized for periods less than one year.
(d) Ratios of net investment income to average net assets prior to waiver of distribution fees and/or expense reimbursements were 4.94%, 5.03%, 3.05%, 2.52% and (0.47%) for the periods 1996-1992, respectively. Ratios are annualized for periods less than one year.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period November 25, 1991 (date operations commenced) through August 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period November 25, 1991 (date operations commenced) through August 31, 1992, in conformity with generally accepted accounting principles.

                                /s/ KPMG Peat Marwick LLP

                                KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

TREASURY PORTFOLIO
RESOURCE CLASS

SCHEDULE OF INVESTMENTS

August 31, 1996

                                              MATURITY PAR (000)     VALUE
U.S. TREASURY SECURITIES - 27.96%

U.S. TREASURY BILLS(a) - 16.97%
5.20%                                         09/17/96 $175,000  $ 174,646,111
------------------------------------------------------------------------------
5.02%                                         10/24/96   50,000     49,630,472
------------------------------------------------------------------------------
5.16%                                         12/05/96   50,000     49,319,167
------------------------------------------------------------------------------
5.115%                                        12/12/96   50,000     49,275,374
------------------------------------------------------------------------------
5.22%                                         12/26/96   25,000     24,579,500
------------------------------------------------------------------------------
5.215%                                        01/02/97   25,000     24,554,552
------------------------------------------------------------------------------
5.33%                                         01/30/97   50,000     48,882,181
------------------------------------------------------------------------------
5.095%                                        02/13/97   25,000     24,416,198
------------------------------------------------------------------------------
5.10%                                         02/13/97   25,000     24,415,625
------------------------------------------------------------------------------
5.09%                                         03/06/97   25,000     24,342,541
------------------------------------------------------------------------------
5.248%                                        05/01/97   25,000     24,118,129
------------------------------------------------------------------------------
5.28%                                         05/01/97   25,000     24,112,667
------------------------------------------------------------------------------
5.318%                                        05/29/97   40,000     38,404,750
------------------------------------------------------------------------------
5.505%                                        06/26/97   25,000     23,860,771
------------------------------------------------------------------------------
5.39%                                         07/24/97   25,000     23,779,764
------------------------------------------------------------------------------
                                                                   628,337,802
------------------------------------------------------------------------------
U.S. TREASURY NOTES - 10.99%
6.50%                                         09/30/96   50,000     50,052,967
------------------------------------------------------------------------------
7.00%                                         09/30/96   75,000     75,104,646
------------------------------------------------------------------------------
8.00%                                         10/15/96   55,000     55,174,050
------------------------------------------------------------------------------
7.50%                                         12/31/96  100,000    100,785,704
------------------------------------------------------------------------------
8.00%                                         01/15/97   75,000     75,763,373
------------------------------------------------------------------------------
6.625%                                        03/31/97   25,000     25,132,339
------------------------------------------------------------------------------
6.875%                                        03/31/97   25,000     25,188,361
------------------------------------------------------------------------------
                                                                   407,201,440
------------------------------------------------------------------------------
    Total U.S. Treasury Securities                               1,035,539,242
------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                 1,035,539,242
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 76.94%(b)
BA Securities, Inc. 5.25%(c)                  09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
BZW Securities, Inc. 5.25%(d)                       --  175,000    175,000,000
------------------------------------------------------------------------------
Bear, Stearns & Co. 5.23%(e)                        --  200,000    200,000,000
------------------------------------------------------------------------------
Daiwa Securities America, Inc. 5.24%(f)       09/03/96   93,693     93,692,696
------------------------------------------------------------------------------
Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
 5.25%(g)                                           --  560,000    560,000,000
------------------------------------------------------------------------------
CS First Boston Corp. (The) 5.25%(h)          09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
Goldman, Sachs & Co. 5.28%(i)                 09/03/96  500,000    500,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc. 5.25%(j)                09/03/96  175,000    175,000,000
------------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - continued

Morgan (J.P.) Securities, Inc.
 5.23%(k)                              09/03/96 $175,000  $  175,000,000
----------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.
 5.26%(l)                                    --   96,000      96,000,000
----------------------------------------------------------------------------
Nikko Securities Co. International
 (The), Inc. 5.22%(m)                        --  175,000     175,000,000
----------------------------------------------------------------------------
Nomura Securities International, Inc.
 5.25%(n)                                    --  175,000     175,000,000
----------------------------------------------------------------------------
UBS Securities LLC 5.23%(o)                  --  175,000     175,000,000
----------------------------------------------------------------------------
    Total Repurchase Agreements                            2,849,692,696
----------------------------------------------------------------------------
    TOTAL INVESTMENTS - 104.90%                            3,885,231,938 (p)
----------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES -
      (4.90)%                                               (181,340,798)
----------------------------------------------------------------------------
    NET ASSETS - 100.00%                                  $3,703,891,140
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U. S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $179,050,000 U.S. Treasury obligations, 4.75% to 5.75% due 02/15/97 to
    01/31/98.
(d) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $164,934,000 U.S. Treasury obligations, 4.75% to 14.00% due 10/31/96 to 08/15/26.
(e) Open repurchase agreement entered into 07/01/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $325,225,000 U.S. Treasury STRIPS, due 02/15/98 to 02/15/19.
(f) Joint repurchase agreement entered into 08/30/96 with a maturing value of $148,238,724. Collateralized by $147,480,000 U.S. Treasury obligations, 5.375% to 7.875% due 11/30/97 to 11/15/07.
(g) Open repurchase agreement entered into 03/20/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $603,991,000 U.S. Treasury Bills, 0% due 08/21/97.
(h) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $183,339,000 U.S. Treasury Bills, 0% due 09/19/96 to 07/24/97.
(i) Joint repurchase agreement entered into 08/30/96 with a maturing value of $834,779,144. Collateralized by $823,484,000 U.S. Treasury obligations, 0% to 10.75% due 10/10/96 to 08/15/05.
(j) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $154,810,000 U.S. Treasury obligations, 7.25% to 13.875% due 02/15/07 to
    11/15/16.
(k) Entered into 08/30/96 with a maturing value of $175,101,694. Collateralized by $174,972,000 U.S. Treasury obligations, 7.125% to 7.875% due 02/15/21 to
    02/15/23.
(l) Open joint repurchase agreement entered into 04/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $638,599,000 U.S. Treasury obligations, 0% to 10.75% due 10/31/96 to 02/15/25.
(m) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $177,003,000 U.S. Treasury obligations, 0% to 7.50% due 11/30/96 to 11/15/16.
(n) Open repurchase agreement entered into 07/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $171,615,000 U.S. Treasury obligations, 0% to 12.75% due 09/12/96 to 11/15/24.
(o) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $172,532,000 U.S. Treasury obligations, 4.375% to 7.50% due 08/31/96 to 12/31/96.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1996


ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,035,539,242
------------------------------------------------------------------------
Repurchase agreements                                      2,849,692,696
------------------------------------------------------------------------
Interest receivable                                            9,950,056
------------------------------------------------------------------------
Investment for deferred compensation plan                         46,313
------------------------------------------------------------------------
Other assets                                                     152,808
------------------------------------------------------------------------
  Total assets                                             3,895,381,115
------------------------------------------------------------------------

LIABILITIES:

Payables for:

 Investments purchased                                       174,646,111
------------------------------------------------------------------------
 Dividends                                                    16,137,308
------------------------------------------------------------------------
 Deferred compensation                                            46,313
------------------------------------------------------------------------
Accrued advisory fees                                            195,369
------------------------------------------------------------------------
Accrued distribution fees                                        228,007
------------------------------------------------------------------------
Accrued transfer agent fees                                       12,984
------------------------------------------------------------------------
Accrued trustees' fees                                             3,575
------------------------------------------------------------------------
Accrued administrative services fees                               7,904
------------------------------------------------------------------------
Accrued operating expenses                                       212,404
------------------------------------------------------------------------
  Total liabilities                                          191,489,975
------------------------------------------------------------------------

NET ASSETS                                                $3,703,891,140

========================================================================

NET ASSETS:

Institutional Class                                       $2,335,440,965
========================================================================
Private Investment Class                                  $  352,537,425
========================================================================
Personal Investment Class                                 $  192,946,526
========================================================================
Cash Management Class                                     $  789,626,991
========================================================================
Resource Class                                            $   33,339,233
========================================================================

Shares of beneficial interest, $.01 par value per share:

Institutional Class                                        2,335,032,174
========================================================================
Private Investment Class                                     352,475,718
========================================================================
Personal Investment Class                                    192,912,753
========================================================================
Cash Management Class                                        789,488,776
========================================================================
Resource Class                                                33,333,398
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1996

INVESTMENT INCOME:

Interest income                                       $  198,959,801
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                              2,227,788
---------------------------------------------------------------------
Custodian fees                                               186,211
---------------------------------------------------------------------
Administrative services fees                                  86,796
---------------------------------------------------------------------
Trustees' fees and expenses                                   26,562
---------------------------------------------------------------------
Registration and filing fees                                 301,601
---------------------------------------------------------------------
Transfer agent fees                                          256,535
---------------------------------------------------------------------
Distribution fees (Note 2)                                 2,404,078
---------------------------------------------------------------------
Other                                                        235,516
---------------------------------------------------------------------
  Total expenses                                           5,725,087
---------------------------------------------------------------------
Less expenses assumed by advisor                            (113,500)
---------------------------------------------------------------------
  Net expenses                                             5,611,587
---------------------------------------------------------------------
Net investment income                                    193,348,214
---------------------------------------------------------------------
Net realized gain on sales of investments                    490,127
---------------------------------------------------------------------
Net increase in net assets resulting from operations  $  193,838,341
=====================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1996 and 1995

                                                   1996            1995
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  193,348,214  $  164,659,385
-----------------------------------------------------------------------------
 Net realized gain on sales of investments           490,127          67,230
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    193,838,341     164,726,615
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (193,348,214)   (164,659,385)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gain on investments                             --         (63,547)
-----------------------------------------------------------------------------
Share transactions-net                           443,432,341     232,658,749
-----------------------------------------------------------------------------
  Net increase in net assets                     443,922,468     232,662,432
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,259,968,672   3,027,306,240
-----------------------------------------------------------------------------
  End of period                               $3,703,891,140  $3,259,968,672
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $3,703,242,819  $3,259,810,478
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       648,321         158,194
-----------------------------------------------------------------------------
                                              $3,703,891,140  $3,259,968,672
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
  The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                               RATE
-----------------------------------------------------------------------------
First $300 million                                                      0.15%
-----------------------------------------------------------------------------
Over $300 million to $1.5 billion                                       0.06%
-----------------------------------------------------------------------------
Over $1.5 billion                                                       0.05%
-----------------------------------------------------------------------------

  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $113,500 during the year ended August 31, 1996.

  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $86,796 for such services.
  The Portfolio, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1996, the Portfolio paid AIFS $256,535 for such services.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1996, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class accrued for compensation to FMC amounts of $1,221,693, $712,960, $437,891, and $31,534, respectively, under the Plan.
Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
  During the year ended August 31, 1996, the Portfolio paid legal fees of $12,753 for services provided by Kramer, Levin, Naftalis & Frankel. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the years ended August 31, 1996 and 1995 were as follows:

                                     1996                               1995
                        --------------------------------  ---------------------------------
                            SHARES           AMOUNT           SHARES            AMOUNT
                        ---------------  ---------------  ---------------  ----------------
Sold:

  Institutional Class    15,527,980,642  $15,527,980,642   13,265,129,336  $ 13,265,129,336
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  2,472,141,697    2,472,141,697    3,483,722,415     3,483,722,415
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                  1,088,591,830    1,088,591,830      628,065,796       628,065,796
-------------------------------------------------------------------------------------------
  Cash Management Class   4,232,083,227    4,232,083,227       97,195,296        97,195,296
-------------------------------------------------------------------------------------------
  Resource Class*           157,958,663      157,958,663        --                --
--------------------------------------------------------------------------------------------

Issued as reinvestment
 of dividends:

  Institutional Class         9,763,491        9,763,491       11,558,277        11,558,277
-------------------------------------------------------------------------------------------
  Private Investment
   Class                      3,211,766        3,211,766        2,167,906         2,167,906
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                      4,455,140        4,455,140        2,719,512         2,719,512
-------------------------------------------------------------------------------------------
  Cash Management Class       8,200,664        8,200,664        2,671,137         2,671,137
-------------------------------------------------------------------------------------------
  Resource Class*               789,507          789,507        --                --
-------------------------------------------------------------------------------------------

Reacquired:

  Institutional Class   (15,872,219,385) (15,872,219,385) (13,059,443,790)  (13,059,443,790)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                 (2,517,444,015)  (2,517,444,015)  (3,504,019,234)   (3,504,019,234)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (1,014,656,105)  (1,014,656,105)    (604,841,208)     (604,841,208)
-------------------------------------------------------------------------------------------
  Cash Management Class  (3,532,010,008)  (3,532,010,008)     (92,266,694)      (92,266,694)
-------------------------------------------------------------------------------------------
  Resource Class*          (125,414,773)    (125,414,773)       --                --
-------------------------------------------------------------------------------------------
Net increase                443,432,341  $   443,432,341      232,658,749  $    232,658,749
===========================================================================================

* The Resource Class commenced operations on March 12, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a share outstanding of the Treasury Portfolio Resource Class during the period March 12, 1996 (date operations commenced) through August 31, 1996.

                                                         AUGUST 31,
                                                            1996
                                                         ----------
Net asset value, beginning of period                      $  1.00
-------------------------------------------------------   -------
Income from investment operations:
  Net investment income                                      0.03
-------------------------------------------------------   -------
  Total from investment operations                           0.03
-------------------------------------------------------   -------

Less distributions:

  Dividends from net investment income                      (0.03)
-------------------------------------------------------   -------
  Net asset value, end of period                          $  1.00
-------------------------------------------------------   =======
Total return                                                 5.09%(a)
=======================================================   =======

Ratios/supplemental data:

Net assets, end of period (000s omitted)                  $33,339
=======================================================   =======
Ratio of expenses to average net assets(a)                   0.25%(b)(c)
=======================================================   =======
Ratio of net investment income to average net assets(a)      5.07%(b)(d)
=======================================================   =======

(a) Annualized.
(b) Ratios are annualized and based on average net assets of $41,695,963.
(c) Ratio of expenses to average net assets prior to waiver of distribution fees was 0.29% for the period 1996.
(d) Ratio of net investment income to average net assets prior to waiver of distribution fees was 5.03% for the period 1996.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the period March 12, 1996 (date operations commenced) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the period March 12, 1996 (date operations commenced) through August 31, 1996, in conformity with generally accepted accounting principles.

                                /s/ KPMG PEAT MARWICK LLP

                                KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

SHORT-TERM

INVESTMENTS TRUST

                          Prospectus
--------------------------------------------------------------------------------

TREASURY
TAXADVANTAGE                   The Treasury TaxAdvantage Portfolio is a money
PORTFOLIO                 market fund whose investment objective is the
                          maximization of current income to the extent
                          consistent with the preservation of capital and the
                          maintenance of liquidity. The Treasury TaxAdvantage
INSTITUTIONAL CLASS       Portfolio seeks to achieve its objective by investing
                          in direct obligations of the U.S. Treasury. The
                          Treasury TaxAdvantage Portfolio's investment strategy
                          is intended to enable the Portfolio to provide its
                          shareholders with dividends that are exempt from state
                          and local income taxation in certain jurisdictions.
DECEMBER 30, 1996         The instruments purchased by the Treasury TaxAdvantage
                          Portfolio will have maturities of 397 days or less.


                               The Treasury TaxAdvantage Portfolio is a series
                          portfolio of Short-Term Investments Trust (the "Trust"), an open-end diversified series management investment company. This prospectus relates solely to the Institutional Class of the Treasury TaxAdvantage Portfolio, a class of shares designed to be a convenient vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity, can invest short-term cash reserves. The Trust also offers shares of another class of the Treasury TaxAdvantage Portfolio, the Private Investment Class, pursuant to a separate prospectus, as well as shares of classes of another portfolio, the Treasury Portfolio, pursuant to separate prospectuses.


                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                          DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                          A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE TREASURY TAXADVANTAGE PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 30, 1996, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION IS ATTACHED HERETO. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST



                               THE TRUST'S SHARES ARE NOT DEPOSITS OR
                          OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
                          ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY TAXADVANTAGE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



[LOGO APPEARS HERE]
Fund Management Company


11 Greenway Plaza
Suite 1919
Houston, Texas 77046-1173
(800) 659-1005

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE


  The Trust is an open-end diversified series management investment company. Pursuant to this Prospectus, the Trust offers shares of the Institutional Class (the "Class") of the Treasury TaxAdvantage Portfolio (the "Portfolio") without a sales charge. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. To achieve its objective, the Portfolio will invest in direct obligations of the U.S. Treasury. The instruments purchased by the Portfolio will have maturities of 397 days or less. The Portfolio's investment strategy is intended to enable the Portfolio to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions.



  Pursuant to a separate prospectus, the Trust offers shares of another class of shares of beneficial interest of the Portfolio representing an interest in the Portfolio. Such class has a different distribution arrangement and is designed for another category of investors. The Trust also offers shares of several classes of the Trust representing an interest in another portfolio, the Treasury Portfolio. The portfolios of the Trust are referred to collectively as the "Portfolios."



  Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.


INVESTORS IN THE CLASS

  The Class is designed to be a convenient and economical investment vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity, can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained by individuals. See "Suitability for Investors." Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees.

PURCHASE OF SHARES

  The shares of the Class are sold at net asset value, without a sales charge. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 1:00 p.m. Eastern Time will normally be made in federal funds on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 1:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless a shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 3:30 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE


  The Trust uses the amortized cost method of valuing its securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. SEE "NET ASSET VALUE."

INVESTMENT ADVISOR


  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets pursuant to a master investment advisory agreement. For its services, AIM receives a fee based on the average daily net assets of the Portfolio. During the fiscal year ended August 31, 1996, the Trust paid AIM fees with respect to the Portfolio which represented 0.15% of the average net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. See "Management of the Trust -- Investment Advisor." Under a separate administrative services agreement with the Trust, AIM may receive reimbursement of its costs to perform certain accounting and other administrative services for the Portfolio. See "Management of the Trust -- Investment Advisor" and
"-- Administrative Services."



  On November 4, 1996, A I M Management Group Inc. ("AIM Management"), announced that it had entered into an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services, Inc. and AIM Management, pursuant to which AIM Management will be merged with INVESCO Group Services, Inc. INVESCO plc and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. It is contemplated that the merger will occur on February 28, 1997. The Trust's investment advisor, AIM, is a wholly-owned subsidiary of AIM Management.



  The proposed transaction may be deemed to cause an "assignment" (as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act")) of the Master Investment Advisory Agreement between the Trust and AIM. Under the 1940 Act and the Master Investment Advisory Agreement, an assignment results in the automatic termination of the Master Investment Advisory Agreement.



  On December 11, 1996, the Board of Trustees of the Trust approved a new investment advisory agreement, subject to shareholder approval, between AIM and the Trust with respect to the Portfolio. Shareholders will be asked to approve the proposed advisory agreement at an annual meeting of shareholders to be held on February 7, 1997 (the "Annual Meeting"). The Board of Trustees has also approved a new administrative services agreement with AIM and a new distribution agreement with Fund Management Company ("FMC"). There are no material changes to the terms of the new agreements, including the fees payable by the Portfolio. No change is anticipated in the investment advisory or other personnel responsible for the Portfolio as a result of these new agreements.



  The Board of Trustees has approved these new agreements because the Portfolio's corresponding existing agreements will terminate upon the consummation of the proposed merger of AIM Management into a subsidiary of INVESCO plc. Provided that the Portfolio's shareholders approve the new investment advisory agreement at the Annual Meeting and the merger is consummated, the new investment advisory agreement with respect to the Portfolio, as well as the new administrative services and distribution agreements, will automatically become effective as of the closing date of the merger.



DISTRIBUTOR



  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. FMC does not receive any fee for distribution services from the Trust. See "Purchase of Shares."


SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements for temporary or emergency purposes, and may purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."


  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks and La Familia AIM de Fondos and La Familia AIM de Fondos and Design are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)......................................         None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)......................................         None
  Deferred sales load (as a percentage of original
     purchase price or redemption proceeds, as applicable)....................         None
  Redemption fees (as a percentage of amount
     redeemed, if applicable).................................................         None
  Exchange fee................................................................         None

ANNUAL PORTFOLIO OPERATING EXPENSES -- INSTITUTIONAL CLASS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees**...........................................................         0.15%
  12b-1 fees..................................................................         None
  Other expenses:
     Custodian fees...........................................................  0.01%
     Other....................................................................  0.04%
                                                                                -----
       Total other expenses...................................................         0.05%
                                                                                       ----
  Total portfolio operating expenses --
          Institutional Class.................................................         0.20%
                                                                                       =====


------------


 * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.



** Had there been no fee waivers, Management fees and Total portfolio operating expenses would have been 0.18% and 0.23%, respectively.


EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return and (2) redemption at the end of each time period.

         1 year............................................................      $ 2
         3 years...........................................................      $ 6
         5 years...........................................................      $11
        10 years...........................................................      $26


  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Trust" below. The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1996. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.


  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Institutional Class" remain the same in the years shown.


  The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


  Shown below are the per share ratios and supplemental data (collectively "data") for the years in the six-year period ended August 31, 1996 and the period August 17, 1990 (date operations commenced) through August 31, 1990. The data has been audited and reported on by KPMG Peat Marwick LLP, independent auditors, whose unqualified report on the financial statements and the related notes appears in the Statement of Additional Information.



                                                                       AUGUST 31,
                             -----------------------------------------------------------------------------------------------
                               1996             1995          1994          1993          1992          1991          1990
                             --------         --------      --------      --------      --------      --------      --------
Net asset value, beginning
  of period...............   $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Income from investment
  operations:
  Net investment income...       0.05             0.05          0.03          0.03          0.04          0.07         0.003
                             --------         --------      --------      --------      --------      --------       -------
Less distributions:
  Dividends from net
    investment income.....      (0.05)           (0.05)        (0.03)        (0.03)        (0.04)        (0.07)       (0.003)
                             --------         --------      --------      --------      --------      --------       -------
Net asset value, end of
  period..................   $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                             ========         ========      ========      ========      ========      ========       =======
Total return..............       5.19%            5.35%         3.29%         2.96%         4.32%         6.70%         7.79%(a)
                             ========         ========      ========      ========      ========      ========       =======
Ratios/supplemental data:
  Net assets, end of
    period (000s
    omitted)..............   $407,218         $394,376      $403,882      $434,693      $573,283      $403,846      $ 16,201
                             ========         ========      ========      ========      ========      ========       =======
  Ratio of expenses to
    average net assets....       0.20%(b)(c)      0.20%(c)      0.20%(c)      0.20%         0.17%(e)      0.14%(e)      0.10%(a)(e)
                             ========         ========      ========      ========      ========      ========       =======
  Ratio of net investment
    income to average net
    assets................       5.06%(b)(d)      5.21%(d)      3.23%(d)      2.93%         4.16%(f)      6.16%(f)      7.74%(a)(f)
                             ========         ========      ========      ========      ========      ========       =======


------------

(a) Annualized.


(b) Ratios are based on average net assets of $424,432,042.



(c) Ratios of expenses to average net assets prior to waiver of advisory fees were 0.23% for the periods 1996-1994, respectively.



(d) Ratios of net investment income to average net assets prior to waiver of advisory fees were 5.04%, 5.18% and 3.20% for the periods 1996-1994, respectively.



(e) Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements were 0.21%, 0.25% and 1.24% for the periods 1992-1990, respectively.



(f) Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements were 4.13%, 6.04% and 6.60% for the periods 1992-1990, respectively.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. It is designed to be a convenient and economical vehicle in which such institutions can invest short-term cash reserves. The Portfolio's investment strategy is intended to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions. Shares of the Class may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  An investment in the Class may relieve the institution of many of the investment and administrative burdens encountered when investing in money market instruments directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most institutions will perform their own sub-accounting. To assist these institutions, information concerning the dividends declared by the Portfolio on any particular day will normally be available by 3:30 p.m. Eastern Time on that day.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of same-day liquidity. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. However, these expenses are expected to be relatively small due primarily to the following factors: the Class will have a small number of shareholders who do not need many of the services provided by other money market investment companies, thereby resulting in lower transfer agent fees and costs for printing reports and proxy statements; sales of the Class' shares to institutions acting for themselves or in a fiduciary capacity are exempt from the registration requirements of most state securities laws, thereby resulting in reduced state registration fees; and the relatively low investment advisory fee paid to AIM.

  Because the Portfolio invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the Portfolio may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the Portfolio may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio intends to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions. The Portfolio seeks to achieve its objective by investing in direct obligations of the U. S. Treasury. The obligations in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on instruments of lesser quality.

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. The Portfolio will only borrow money or enter into reverse repurchase agreements for temporary or emergency purposes, such as to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Borrowing will not be made for leverage purposes. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.


  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, however, the high turnover rate should not adversely affect the Portfolio's net income.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provides that the Portfolio will not:

         borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restriction of the Portfolio (as well as certain others set forth in the Statement of Additional Information) is a matter of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  The Board of Trustees has unanimously approved the elimination of a fundamental investment policy of the Trust, subject to shareholder approval. Shareholders will be asked to approve this change at the Annual Meeting. If approved, they will become effective on March 1, 1997.



  The Trust is currently generally prohibited from investing in other investment companies. The Board of Trustees has approved the elimination of this prohibition. The elimination of this fundamental investment policy would permit investment in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which governs the operations of money market funds, and may be more restrictive than the policies described herein. The SEC has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.


                               PURCHASE OF SHARES


  Shares of the Class are sold on a continuous basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 1:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.



  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.



  Subject to the conditions stated above and the Trust's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described below and notice of such order is provided to A I M Institutional Fund Services, Inc. ("AIFS") (the Trust's transfer agent) or (ii) at the time the order is placed, if the Trust is assured of payment. Shares of the Class purchased by orders which are accepted prior to 1:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.


  Payments for shares purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution.


  The minimum initial investment in the Class is $1,000,000. Institutions may be requested to maintain separate Master Accounts in the Class for shares held by the institution (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the institution acts in some other capacity. An institution's Master Account(s) and sub-accounts with the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Class nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Account Applications may be obtained from AIFS. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS.



  The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.


                              REDEMPTION OF SHARES


  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00 per share. See "Net Asset Value." Redemption requests with respect to shares are normally made by calling the Trust.


  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 1:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 1:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 1:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.


  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or AIFS, the Trust's transfer agent.



  Shareholders may request a redemption by telephone. AIFS and FMC will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.



  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts under $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.



  The shares of the Class are not redeemable at the option of the Trust unless the Board of Trustees of the Trust determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Trust.


                                   DIVIDENDS


  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class as of immediately after 1:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 1 :00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees and accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per share for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.



  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Portfolio at the net asset value of such shares as of 1:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the shareholder to AIFS at P.O. Box 4497, Houston, Texas 77210-4497 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Portfolio in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.



  The Portfolio uses its best efforts to maintain its net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its Shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

FEDERAL TAXATION


  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the one-year period ending on October 31 and therefore to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no federal income taxes on net investment income and net realized capital gains paid to shareholders.



  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.


  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Portfolio. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January of the following year when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.


  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AIFS.



STATE AND LOCAL TAXATION



  Distributions and other Trust transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. The Portfolio's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. The possible exemption from such taxation may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds. Shareholders should consult their own tax advisors concerning the tax impact of their investment in the Portfolio and the application of state, local or foreign taxes.


                                NET ASSET VALUE


  The net asset value per share of the Portfolio is determined daily as of 1:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.


  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION


  Yield information for the Class can be obtained by calling the Trust at (800) 659-1005. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Portfolio. A SHAREHOLDER'S INVESTMENT IN THE TRUST IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.



  For the seven-day period ended August 31, 1996, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current yield for the period) were 5.64% and 5.16%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.


  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Class to eight decimal places and current yield normally will be available by 3:30 p.m. Eastern Time.


  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.


                            REPORTS TO SHAREHOLDERS


  The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent certified public accountants. A copy of the current list of the investments of the Portfolio will be sent to shareholders upon request.


  Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.


                            MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES


  The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees.


INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM, organized in 1976, together with its affiliates, manages or advises 41 investment company portfolios. As of November 14, 1996, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $61.1 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly-owned subsidiary of AIM Management. AIM Management is a holding company in the financial services business.


  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The
Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


  For the fiscal year ended August 31, 1996, AIM received fees from the Trust under the Advisory Agreement with respect to the Portfolio which represented 0.15% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.20% of the Class' average daily net assets.


ADMINISTRATIVE SERVICES


  The Trust has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS



  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. AIM voluntarily waived advisory fees of $116,126 on the Portfolio and assumed expenses of $25,600.


DISTRIBUTOR


  The Trust has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Trust either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers, banks or other financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers, banks or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


  The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into seven classes of which five represent interests in the Treasury Portfolio and two represent interests in the Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.



  All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less
(b) the liabilities of the Trust attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.



  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares. As of December 1, 1996, First Trust/VAR & Co. was the owner of record of 33.57% of the outstanding shares of the Class. As long as First Trust/VAR & Co. owns over 25% of such shares, it may be presumed to be in "control" of the Institutional Class of the Treasury TaxAdvantage Portfolio, as defined in the 1940 Act.



  There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios or classes of shares of the Trust without shareholder approval.


TRANSFER AGENT AND CUSTODIAN


  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.


LEGAL COUNSEL


  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Trust and has passed upon the legality of the shares of the Portfolio.


SHAREHOLDER INQUIRIES


  Shareholder inquiries concerning the status of an account should be directed to the Trust at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 659-1005.


OTHER INFORMATION


  This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

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                                       14

===============================================================================

SHORT-TERM INVESTMENTS TRUST
11 Greenway Plaza, Suite 1919                      PROSPECTUS
Houston, Texas 77046-1173
(800) 659-1005                                 December 30, 1996

INVESTMENT ADVISOR                                 SHORT-TERM
A I M ADVISORS, INC.                           INVESTMENTS TRUST
11 Greenway Plaza, Suite 1919                ---------------------
Houston, Texas 77046-1173
(713) 626-1919                               TREASURY TAXADVANTAGE
                                                  PORTFOLIO
DISTRIBUTOR                                  ---------------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919                  INSTITUTIONAL CLASS
Houston, Texas 77046-1173
(800) 659-1005                                  TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP                                                       PAGE
NationsBank Building                     Summary...........................   2
700 Louisiana Building                   Table of Fees and Expenses........   4
Houston, Texas 77002                     Financial Highlights..............   5
                                         Suitability For Investors.........   6
CUSTODIAN                                Investment Program................   6
THE BANK OF NEW YORK                     Purchase of Shares................   8
90 Washington Street                     Redemption of Shares..............   8
11th Floor                               Dividends.........................   9
New York, New York 10286                 Taxes.............................   9
                                         Net Asset Value...................  10
TRANSFER AGENT                           Yield Information.................  10
A I M INSTITUTIONAL FUND SERVICES, INC.  Reports to Shareholders...........  11
11 Greenway Plaza, Suite 1919            Management of the Trust...........  11
Houston, Texas 77046-1173                General Information...............  12

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING
MADE BY THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST
OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY
JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.

==============================================================================

                                                                      PROSPECTUS

                            PRIVATE INVESTMENT CLASS
                                     OF THE

                        TREASURY TAXADVANTAGE PORTFOLIO
                                       OF

                          SHORT-TERM INVESTMENTS TRUST
                         11 GREENWAY PLAZA, SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7748
                               ------------------

     The Treasury TaxAdvantage Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Treasury TaxAdvantage Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury. The Treasury TaxAdvantage Portfolio's investment strategy is intended to enable the Portfolio to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions. The instruments purchased by the Treasury TaxAdvantage Portfolio will have maturities of 397 days or less.


     The Treasury TaxAdvantage Portfolio is a series portfolio of Short-Term Investments Trust (the "Trust"), an open-end diversified, series, management investment company. This Prospectus relates solely to the Private Investment Class of the Treasury TaxAdvantage Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest short-term cash reserves.



     The Trust also offers shares of another class of the Treasury TaxAdvantage Portfolio pursuant to a separate prospectus: the Institutional Class, as well as shares of other classes of another portfolio of the Trust, the Treasury
Portfolio: the Cash Management Class, the Institutional Class, the Personal Investment Class, the Private Investment Class and the Resource Class.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                  ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.
                               ------------------


     THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PRIVATE INVESTMENT CLASS OF THE TREASURY TAXADVANTAGE PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 30, 1996, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-7748. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.



     THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY TAXADVANTAGE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



                      PROSPECTUS DATED: DECEMBER 30, 1996

                               TABLE OF CONTENTS


                                                  PAGE
                                                  ----
SUMMARY..........................................   2
TABLE OF FEES AND EXPENSES.......................   5
FINANCIAL HIGHLIGHTS.............................   6
SUITABILITY FOR INVESTORS........................   7
INVESTMENT PROGRAM...............................   7
PURCHASE OF SHARES...............................   9
REDEMPTION OF SHARES.............................  11
DIVIDENDS........................................  11
TAXES............................................  12
NET ASSET VALUE..................................  13
YIELD INFORMATION................................  13
REPORTS TO SHAREHOLDERS..........................  14
MANAGEMENT OF THE TRUST..........................  14
GENERAL INFORMATION..............................  17


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE


     The Trust is an open-end diversified series management investment company. This Prospectus relates to the Private Investment Class (the "Class") of the Treasury TaxAdvantage Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio's investment strategy is intended to enable the Portfolio to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions.



     Pursuant to a separate prospectus, the Trust also offers other shares of another class of shares of beneficial interest of the Portfolio representing an interest in the Portfolio. Such class has different distribution arrangements and is designed for institutional investors. The Trust also offers shares of several classes representing an interest in another portfolio, the Treasury Portfolio, pursuant to separate prospectuses. The portfolios of the Fund are referred to collectively as "Portfolios."



     Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications, and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.


INVESTORS IN THE CLASS

     The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES


     Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Trust. See "Purchase of Shares."

REDEMPTION OF SHARES

     Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 1:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

     The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 1:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 3:30 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE


     The Trust uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."


INVESTMENT ADVISOR


     A I M Advisors, Inc. ("AIM") serves as the Trust's investment advisor and receives a fee based on the Trust's average daily net assets. During the fiscal year ended August 31, 1996, the Trust paid AIM advisory fees with respect to the Portfolio which represented 0.15% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Trust. See "Management of the Trust -- Investment Advisor" "-- Administrative Services."



     On November 4, 1996, A I M Management Group Inc. ("AIM Management"), announced that it had entered into an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services, Inc. and AIM Management, pursuant to which AIM Management will be merged with INVESCO Group Services, Inc. INVESCO plc and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. It is contemplated that the merger will occur on February 28, 1997. The Trust's investment advisor, AIM, is a wholly-owned subsidiary of AIM Management.



     The proposed transaction may be deemed to cause an "assignment" (as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act")) of the Master Investment Advisory Agreement between the Trust and AIM. Under the 1940 Act and the Master Investment Advisory Agreement, an assignment results in the automatic termination of the Master Investment Advisory Agreement.



     On December 11, 1996, the Board of Trustees of the Trust approved a new investment advisory agreement, subject to shareholder approval, between AIM and the Trust with respect to the Portfolio. Shareholders will be asked to approve the proposed advisory agreement at an annual meeting of shareholders to be held on February 7, 1997 (the "Annual Meeting"). The Board of Trustees has also approved a new administrative services agreement with AIM and a new distribution agreement with Fund Management Company ("FMC"). There are no material changes to the terms of the new agreements, including the fees payable by the Portfolio. No change is anticipated in the investment advisory or other personnel responsible for the Portfolio as a result of these new agreements.



     The Board of Trustees has approved these new agreements because the Portfolio's corresponding existing agreements will terminate upon the consummation of the proposed merger of AIM Management into a subsidiary of INVESCO plc. Provided that the Portfolio's shareholders approve the new investment advisory agreement at the Annual Meeting and the merger is consummated, the new investment advisory agreement with respect to the Portfolio, as well as the new administrative services and distribution agreements, will automatically become effective as of the closing date of the merger.



DISTRIBUTOR AND DISTRIBUTION PLAN



     Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, the Trust may pay up to 0.50% of the average daily net asset value of the Portfolio attributable to the Class to FMC as well as to certain broker-dealers or other financial institutions. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers or institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."


SPECIAL RISK CONSIDERATIONS

     The Portfolio may borrow money and enter into reverse repurchase agreements for temporary or emergency purposes, and may purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."


     The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks and La Familia AIM de Fondos and La Familia AIM de Fondos and Design are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)..................................             None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)..................................             None
  Deferred sales load (as a percentage of original purchase price or
     redemption proceeds, as applicable)..................................             None
  Redemption fees (as a percentage of amount redeemed,
     if applicable).......................................................             None
  Exchange fee............................................................             None
ANNUAL PORTFOLIO OPERATING EXPENSES -- PRIVATE INVESTMENT CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees (after fee waivers)**...................................             0.15%
  12b-1 fees (after fee waivers)**........................................             0.25%***
  Other expenses:
     Custodian fees.......................................................   0.01%
     Other................................................................   0.04%
                                                                             ----
          Total other expenses............................................             0.05%
                                                                                      -----
  Total portfolio operating expenses --
     Private Investment Class.............................................             0.45%
                                                                                      =====


---------------


  * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or financial institution for various services.


 ** Had there been no fee waivers, Management fees, 12b-1 fees and Total portfolio operating expenses would have been 0.18%, 0.50% and 0.73%, respectively.

*** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

         1 year...............................................................   $ 5
         3 years..............................................................   $14
         5 years..............................................................   $25
        10 years..............................................................   $57


     The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1996. The Table of Fees and Expenses reflects voluntary waivers for the Class. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.


     The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Private Investment Class" remain the same in the years shown.


     The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS


     Shown below are the per share data, ratios and supplemental data (collectively, "data") for the fiscal year ended August 31, 1996 and for the period December 21, 1994 (date operations commenced) through August 31, 1995. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.



                                                                         1996        1995
                                                                        -------     ------
Net asset value, beginning of period..................................  $  1.00     $ 1.00
Income from investment operations:
  Net investment income...............................................     0.05       0.04
                                                                        -------     ------
          Total from investment operations............................     0.05       0.04
                                                                        -------     ------
Less distributions:
  Dividends from net investment income................................    (0.05)     (0.04)
                                                                        -------     ------
Net asset value, end of period........................................  $  1.00     $ 1.00
                                                                        =======     ======
Total return..........................................................     4.93%      5.32%(a)
                                                                        =======     ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)............................  $49,978     $5,423
                                                                        =======     ======
  Ratio of expenses to average net assets(b)..........................     0.45%(c)   0.45%(a)
                                                                        =======     ======
  Ratio of net investment income to average net assets(b).............     4.72%(c)   5.21%(a)
                                                                        =======     ======


---------------
(a) Annualized.


(b) After waiver of advisory fees, distribution fees and expense reimbursements. Ratios of expenses and net investment income to average net assets prior to waivers and expense reimbursements were 0.85% and 4.32% for 1996 and 1.02% and 4.64% for 1995.



(c) Ratios are based on average net assets of $21,111,080.

                           SUITABILITY FOR INVESTORS

     The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The Portfolio's investment strategy is intended to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions. The minimum initial investment is $10,000.

     Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

     Because the Portfolio invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the Portfolio may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the Portfolio may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

                                INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio intends to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality.

INVESTMENT POLICIES

     The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

     BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. The Portfolio will only borrow money or enter into reverse repurchase agreements for temporary or emergency purposes, such as to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Borrowing will not be made for leverage purposes. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.


     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, however, the high turnover rate should not adversely affect the Portfolio's net income.

     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

     The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provides that the Portfolio will not:

         borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the

         Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     The foregoing investment restriction of the Portfolio (as well as certain others set forth in the Statement of Additional Information) is a matter of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


     In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which governs the operations of money market funds, and may be more restrictive than the policies described herein. The SEC has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.


                               PURCHASE OF SHARES


     Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 1:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.



     A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.



     Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (each, an Institution, and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

     Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

     All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.


     Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.



     Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to AIFS or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 12:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.



     Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of Shares of the "Private Investment Class of the Treasury TaxAdvantage Portfolio," otherwise any funds received will be returned to the sending Institution.



     The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES


     A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark--, a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class are normally made through a customer's Institution.


     Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Portfolio prior to 1:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Portfolio after 1:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 1:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.


     A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or AIFS, the Trust's transfer agent.



     Shareholders may request a redemption by telephone. AIFS and FMC will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.



     Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.



     In certain cases, the Trust may call for the redemption of, or refuse to transfer or issue, shares of the Class in order to comply with the law or to further the purposes for which the Trust is formed. If a transfer or redemption of shares of the Class causes the value of shares of the Class in an account to be less than $500, the Trust may cause the remaining shares to be redeemed.


                                   DIVIDENDS


     Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 1:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 1:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class's pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.



     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 1:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173, and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.



     The Portfolio uses its best efforts to maintain the net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

FEDERAL TAXATION


     The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the one-year period ending on October 31 and therefore to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no federal income taxes on net investment income and net realized capital gains paid to shareholders.



     The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.


     Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Portfolio. The Code provides an exception to this general rule: if the

Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January of the following year when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.


     Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AIFS.



STATE AND LOCAL TAXATION



     Distributions and other Trust transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. The Portfolio's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. The possible exemption from such taxation may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds. Shareholders should consult their own tax advisors concerning the tax impact of their investment in the Portfolio and the application of state, local or foreign taxes.


                                NET ASSET VALUE


     The net asset value per share of the Portfolio is determined daily as of 1:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.


     The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION


     Yield information for the Class can be obtained by calling the Trust at
(800) 877-7748. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of a Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.


     For the seven-day period ended August 31, 1996, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current yield for the period) were 4.79% and 4.90%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.


     To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 4:00 p.m. Eastern Time.


     From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.


                            REPORTS TO SHAREHOLDERS


     The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.



     Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction by its Institution. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.



                            MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES


     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objectives and policies of the Trust and to the general supervision of the Trust's Board of Trustees.


INVESTMENT ADVISOR

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 41 investment company portfolios. As of November 14, 1996, total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $61.1 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly-owned subsidiary of AIM Management. AIM Management is a holding company in the financial services business.


     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


     For the fiscal year ended August 31, 1996, AIM received fees from the Trust under an advisory agreement previously in effect, which provided for the same level of compensation to AIM as the Advisory Agreement, as well as received fees from the Trust under the Advisory Agreement, with respect to the Portfolio which represented 0.15% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.45% of the Class' daily net assets.


ADMINISTRATIVE SERVICES


     The Trust has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.



FEE WAIVERS



     AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. FMC may in its discretion from time to time voluntarily agree to waive its 12b-1 fee, but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. AIM voluntarily waived advisory fees of $116,126 on the Portfolio and assumed expenses of $25,600.


DISTRIBUTOR


     The Trust has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares of the Class to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN


     The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of shares of the Class in an amount equal to 0.50% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.



     Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.



     The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.



     As required by Rule 12b-1 under the 1940 Act, the Plan was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees") on December 6, 1994. In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Trust and the shareholders of the Class.


     The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the shares of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


     The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into seven classes. Two classes, including the Class, represent interests in the Portfolio, and five classes represent interests in the Treasury Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.



     All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The shareholders of the Class have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable to the respective portfolio or allocated to the respective portfolio based on the liquidation value of such portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

     There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares. As of December 1, 1996, First National Bank of Chicago was the owner of record of 61.27% of the outstanding shares of the Class. As long as First National Bank of Chicago owns over 25% of such shares, it may be presumed to be in "control" of the Private Investment Class of the Treasury TaxAdvantage Portfolio, as defined in the 1940 Act.



     There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios and classes of the Trust without shareholder approval.


TRANSFER AGENT AND CUSTODIAN


     The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Portfolio.


LEGAL COUNSEL


     The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Trust and has passed upon the legality of the shares of the Portfolio.


SHAREHOLDER INQUIRIES


     Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Trust at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-7748.


OTHER INFORMATION


     This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SHORT-TERM INVESTMENTS TRUST          SHORT-TERM
11 Greenway Plaza, Suite 1919         INVESTMENTS TRUST
Houston, Texas 77046-1173
(800) 877-7748                        PRIVATE
                                      INVESTMENT CLASS
INVESTMENT ADVISOR                    OF THE
A I M ADVISORS, INC.                  -----------------------
11 Greenway Plaza, Suite 1919         TREASURY
Houston, Texas 77046-1173             TAXADVANTAGE
(713) 626-1919                        PORTFOLIO                PROSPECTUS

DISTRIBUTOR
FUND MANAGEMENT COMPANY                                        DECEMBER 30, 1996
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 877-7748                        [LOGO APPEARS HERE]
                                      Fund Management Company
AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M INSTITUTIONAL FUND
  SERVICES, INC.
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST
OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY
JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                     STATEMENT OF

                                                     ADDITIONAL INFORMATION


                          SHORT-TERM INVESTMENTS TRUST


                        TREASURY TAXADVANTAGE PORTFOLIO

                             (INSTITUTIONAL CLASS)


                           (PRIVATE INVESTMENT CLASS)



                               11 GREENWAY PLAZA

                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

               IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS


                       OF EACH OF THE ABOVE-NAMED FUNDS,

                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173

                           OR CALLING (800) 659-1005


                             ---------------------


          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 1996


       RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE


                        TREASURY TAXADVANTAGE PORTFOLIO:


             INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 30, 1996


        AND PRIVATE INVESTMENT CLASS PROSPECTUS DATED DECEMBER 30, 1996

                               TABLE OF CONTENTS


                                                                      PAGE
                                                                      ----
Introduction.......................................................      3
General Information about the Trust................................      3
     The Trust and Its Shares......................................      3
     Trustees and Officers.........................................      4
     Remuneration of Trustees......................................      7
     Investment Advisor............................................      8
     Administrative Services.......................................      9
     Expenses......................................................      9
     Banking Regulations...........................................     10
     Transfer Agent and Custodian..................................     10
     Reports.......................................................     10
     Principal Holders of Securities...............................     11
Purchases and Redemptions..........................................     13
     Net Asset Value Determination.................................     13
     Distribution Agreement........................................     14
     Distribution Plan.............................................     14
     Performance Information.......................................     14
     Suspension of Redemption Rights...............................     15
Investment Program and Restrictions................................     15
     Investment Program............................................     15
     Eligible Securities...........................................     15
     Investment Restrictions.......................................     16
     Other Investment Policies.....................................     17
Portfolio Transactions.............................................     17
Tax Matters........................................................     18
     Qualifications as a Regulated Investment Company..............     18
     Excise Tax on Regulated Investment Companies..................     19
     Portfolio Distributions.......................................     19
     Sale or Redemption of Shares..................................     19
     Foreign Shareholders..........................................     20
     Effect of Future Legislation; State and Local Tax
      Considerations...............................................     20
Financial Statements...............................................   FS-1

                                  INTRODUCTION


  The Treasury TaxAdvantage Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Trust"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Institutional Class Prospectus dated December 30, 1996 and the Private Investment Class Prospectus dated December 30, 1996 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Trust's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.



  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                      GENERAL INFORMATION ABOUT THE TRUST



THE TRUST AND ITS SHARES



  The Trust is an open-end, diversified, management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Trust was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. A copy of the Agreement and Declaration of Trust ("Declaration of Trust") establishing the Trust is on file with the SEC. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."



  The Trust offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Treasury Portfolio (together, the "Portfolios"). The Portfolio consists of the following two classes of shares:
Institutional Class and Private Investment Class. Each class of shares is sold pursuant to a separate prospectus and this joint Statement of Additional Information. The Treasury Portfolio consists of the following five classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class and Resource Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information relates to the shares of each class of the Portfolio. Shares of the five classes of the Treasury Portfolio are offered pursuant to separate prospectuses and a separate statement of additional information.



  Shares of beneficial interest of the Trust will be redeemable at the net asset value thereof at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the caption "Redemption of Shares."



  As used in the Prospectus, the term "majority of the outstanding shares" of the Trust, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Trust, such portfolio or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust, such portfolio or such class.



  Shareholders of the Trust do not have cumulative voting rights. Therefore the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.



  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, either Portfolio and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the out-standing shares of the Trust, such Portfolio and such class, respectively; provided, however that the Board of Trustees may terminate, without such shareholder approval, the Trust, either Portfolio and any class thereof with respect to which there are fewer than 100 shares outstanding.



  The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Trust. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or portfolio of shares of the Trust.



  The assets received by the Trust for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Trust. While certain expenses of the Trust will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Trust.



  Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Declaration of Trust provides for indemnification out of the Trust's property for all losses and expenses of any shareholder of the Trust held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.



  The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.



  As described in the Prospectus, the Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust.


TRUSTEES AND OFFICERS


  The trustees and officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.



*CHARLES T. BAUER, Trustee and Chairman (77)



          Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; and Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.


---------------


 *A trustee who is an "interested person" of the Trust and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     BRUCE L. CROCKETT, Trustee (52)
     906 Frome Lane
     McLean, VA 22102



          Formerly, Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).



     OWEN DALY II, Trustee (72)
     6 Blythewood Road
     Baltimore, MD 21210


          Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.


   **CARL FRISCHLING, Trustee (59)

     919 Third Avenue
     New York, NY 10022


          Partner, Kramer, Levin, Naftalis & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).



    *ROBERT H. GRAHAM, Trustee and President (50)



          Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; and Director and Senior Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.



     JOHN F. KROEGER, Trustee (72)
     37 Pippins Way
     Morristown, NJ 07960



          Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).



     LEWIS F. PENNOCK, Trustee (54)
     6363 Woodway, Suite 825
     Houston, TX 77057


          Attorney in private practice in Houston, Texas.


     IAN W. ROBINSON, Trustee (73)
     183 River Drive
     Tequesta, FL 33469


          Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

---------------


 *A trustee who is an "interested person" of the Trust and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the "1940 Act").


**A trustee who is an "interested person" of the Trust, as defined in the 1940
  Act.

     LOUIS S. SKLAR, Trustee (57)
     Transco Tower, 50th Floor
     2800 Post Oak Blvd.
     Houston, TX 77056


          Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).


     *JOHN J. ARTHUR, Senior Vice President and Treasurer (52)



          Senior Vice President and Treasurer, A I M Advisors, Inc.; and Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc.,
     A I M Institutional Fund Services, Inc. and Fund Management Company.



     GARY T. CRUM, Senior Vice President (49)



          Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M Distributors, Inc.



     *CAROL F. RELIHAN, Senior Vice President and Secretary (42)



          Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice President, General Counsel and Secretary, A I M Management Group Inc.; Vice President and General Counsel, Fund Management Company; and Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.



     DANA R. SUTTON, Vice President and Assistant Treasurer (37)


          Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.


     MELVILLE B. COX, Vice President (53)



          Vice President and Chief Compliance Officer, A I M Advisors, Inc.,
     A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc., and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.



     KAREN DUNN KELLEY, Vice President (36)



          Senior Vice President, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.



     J. ABBOTT SPRAGUE, Vice President (41)


          Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Fund Services, Inc. and A I M Management Group Inc.


  The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.



  The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Trust's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Trust's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.


  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

---------------

 *Mr. Arthur and Ms. Relihan are married to each other.

  The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested trustees, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.



  All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Trust's executive officers hold similar offices with some or all of such investment companies.



REMUNERATION OF TRUSTEES



  Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee thereof. Each trustee who is not an officer of the Trust is compensated for his services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such trustee receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.



  Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:




                                                                           RETIREMENT
                                                          AGGREGATE         BENEFITS            TOTAL
                                                        COMPENSATION        ACCRUED          COMPENSATION
                                                           FROM              BY ALL            FROM ALL
                          TRUSTEE                         TRUST(1)        AIM FUNDS(2)       AIM FUNDS(3)
                          -------                       ------------      ------------       ------------
    Charles T. Bauer....................................  $    0            $     0            $     0
    Bruce L. Crockett...................................   4,823              3,655             57,750
    Owen Daly II........................................   5,708             18,662             58,125
    Carl Frischling.....................................   5,560             11,323             57,250(4)
    Robert H. Graham....................................       0                  0                  0
    John F. Kroeger.....................................   5,345             22,313             58,125
    Lewis F. Pennock....................................   4,705              5,067             58,125
    Ian W. Robinson.....................................   4,841             15,381             56,750
    Louis S. Sklar......................................   5,613              6,632             57,250


---------------


(1) The total amount of compensation deferred by all Trustees of the Trust during the fiscal year ended August 31, 1996, including interest earned thereon, was $20,310.



(2) During the fiscal year ended August 31, 1996, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $25,775. Data reflects compensation for the calendar year ended December 31, 1995.



(3) Each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects total compensation for the calendar year ended December 31, 1995.



(4) See also page 8 regarding fees earned by Mr. Frischling's law firm.


  AIM Funds Retirement Plan for Eligible Directors/Trustees


  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible trustee is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under separate agreement between the AIM Funds and the trustee) for the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 9, 9, 19, 18, 14, 9, and 6 years, respectively.



                       ESTIMATED BENEFITS UPON RETIREMENT



                                                  ANNUAL COMPENSATION PAID BY ALL AIM FUNDS
NUMBER OF YEARS OF SERVICE                        -----------------------------------------
    WITH THE AIM FUNDS                            $55,000         $60,000           $65,000
--------------------------                        -------         -------           -------
         10.....................................  $41,250         $45,000           $48,750
          9.....................................  $37,125         $40,500           $43,875
          8.....................................  $33,000         $36,000           $39,000
          7.....................................  $28,875         $31,500           $34,125
          6.....................................  $24,750         $27,000           $29,250
          5.....................................  $20,625         $22,500           $24,375


  Deferred Compensation Agreements


  Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring trustees") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the deferring trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five years beginning on the date the deferring trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring trustee's termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring trustee's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.



  The Portfolio paid legal fees of $3,900 for the year ended August 31, 1996 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. Carl Frischling, a trustee of the Trust, is a member of that firm.


INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor of the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976, and together with its affiliates advises or manages 41 investment company portfolios. As of November 14, 1996, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $61.1 billion.



  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Trust or to its shareholders for any act or omission by AIM or for any loss sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.



  AIM and the Trust have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.


  As compensation for its services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

                                      NET ASSETS                            RATE
            --------------------------------------------------------------  ----
            First $250 million............................................  .20%

            Over $250 million to $500 million.............................  .15%

            Over $500 million.............................................  .10%

The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


  Pursuant to the Advisory Agreement between the Trust and AIM currently in effect, AIM received fees (net of fee waivers, if any) from the Trust for the fiscal years ended August 31, 1996, 1995 and 1994, with respect to the Portfolio in the amounts of $675,795, $596,449 and $640,698, respectively. For the fiscal years ended August 31, 1996, 1995 and 1994, AIM waived fees with respect to the Portfolio in the amounts of $116,126, $117,100 and $131,042, respectively.



  The Advisory Agreement provides, that, upon the request of the Board of Trustees, AIM may perform or arrange for the performance of certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for certain additional services, as may be agreed upon by AIM and the Board of Trustees, based upon a finding by the Board of Trustees that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Trustees has made such a finding and, accordingly, has entered into a Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrative Services."



  The Advisory Agreement was approved for its initial term by the Board of Trustees on July 19, 1993. The Advisory Agreement will continue in effect until June 30, 1997 and from year to year thereafter provided that it is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.



  AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the directors and certain of the officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers." The address of each director and officer of AIM is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046.



  FMC is a registered broker-dealer and a wholly-owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.


ADMINISTRATIVE SERVICES


  AIM also provides certain services pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Trust (the "Administrative Services Agreement").



  Under the Administrative Services Agreement, AIM performs accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Trust and of persons working under his supervision for maintaining the financial accounts and books and records of the Trust, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Trust's Board of Trustees.



  Under the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1996, 1995 and 1994, in the amounts of $30,056, $42,823 and $31,534, respectively, for fund accounting services for the Portfolio.



  Under the terms of a Transfer Agency and Service Agreement, dated September 16, 1994, as amended, July 1, 1995, between the Trust and A I M Institutional Fund Services, Inc. ("AIFS"), a registered transfer agent and wholly-owned subsidiary of AIM, as well as under previous agreements, AIFS received $33,534 and $10,913 for the fiscal years ended August 31, 1996 and 1995, respectively, for the provision of certain shareholder services for the Trust.


EXPENSES


  In addition to fees paid to AIM pursuant to the Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Trust also pays or causes to be paid all other expenses of the Trust, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares.



  Expenses of the Trust which are not directly attributable to the operations of any class of shares or portfolio of the Trust are prorated among all classes of the Trust. Expenses of the Trust except those listed in the next sentence are prorated among all classes of such Portfolio. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.


BANKING REGULATIONS


  The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Trust and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Trust might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.


TRANSFER AGENT AND CUSTODIAN


  The Bank of New York ("BONY") acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Trust for its services in such capacity as is agreed to from time to time by BONY and the Trust. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286.



  A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of each class of the Portfolio and receives an annual fee from the Trust for its services in such capacity in the amount of .007% of average daily net assets of the Trust, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Fund Services, Inc. and the Trust.


REPORTS


  The Trust furnishes shareholders with semi-annual reports containing information about the Trust and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Trust's independent auditors. The Board of Trustees has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

TREASURY PORTFOLIO


  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Portfolio as of December 1, 1996, and the percentage of such shares owned by such shareholders as of such date are as follows:


CASH MANAGEMENT CLASS


                                                                                         PERCENT
                                     NAME AND ADDRESS                                    OWNED OF
                                     OF RECORD OWNER                                  RECORD ONLY(a)
                                     ----------------                                 --------------
       The Bank of New York...........................................................   68.64%b
         4 Fisher Lane
         White Plains, NY 10603
       Fund Services Associates.......................................................   22.85%
         11835 West Olympic Boulevard
         Suite 205
         Los Angeles, CA 90064


INSTITUTIONAL CLASS


                                                                                         PERCENT
                                     NAME AND ADDRESS                                    OWNED OF
                                     OF RECORD OWNER                                  RECORD ONLY(a)
                                     ----------------                                 --------------
       Trust Company Bank.............................................................   10.66%
         P.O. Box 105504
         Atlanta, GA 30348
       Victoria Bank & Trust..........................................................    8.76%
         One O'Connor Plaza 6th Fl.
         Victoria, TX 77902
       Liberty Registration Co. of Oklahoma...........................................    7.46%
         P.O. Box 25848
         Oklahoma City, OK 73125
       U.S. Bank of  Washington.......................................................    7.31%
         P.O. Box 3168
         Portland, OR 97208
       NationsBank Texas..............................................................    6.32%
         P.O. Box 831000
         Dallas, TX 75283-1000
       Wachovia Bank and Trust........................................................    5.85%
         P.O. Box 3075
         Winston-Salem, NC 27150
       SunTrust Bank..................................................................    5.67%
         P.O. Box 105504
         Atlanta, GA 30308
       FRNCO..........................................................................    5.47%
         P.O. Box 939
         Rogers, AR 72757-0939
       Key Trust Company..............................................................    5.02%
         4900 Tiedman
         Cleveland, OH 44101-5971


---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

PERSONAL INVESTMENT CLASS


                                                                                         PERCENT
                                     NAME AND ADDRESS                                    OWNED OF
                                     OF RECORD OWNER                                  RECORD ONLY(a)
                                     ----------------                                 --------------
       Cullen/Frost Discount Brokers............................................            64.64%(b)
         P.O. Box 2358
         San Antonio, TX 78299
       The Bank of New York.....................................................            26.55%(b)
         4 Fisher Lane
         White Plains, NY 10603
       Kinco & Co...............................................................              6.88%
         c/o RNB Securities
         1 Hanson Pl., Lower Level
         Brooklyn, NY 11243



PRIVATE INVESTMENT CLASS



                                                                                         PERCENT
                                     NAME AND ADDRESS                                    OWNED OF
                                     OF RECORD OWNER                                  RECORD ONLY(a)
                                     ----------------                                 --------------
       Liberty Bank and Trust Co. of Tulsa, N.A. ...............................            45.06%(b)
         P.O. Box 25848
         Oklahoma City, OK 73125
       First Trust/VAR & Co.....................................................             19.67%
         180 E. 5th Street
         St. Paul, MN 55101
       Huntington Capital Corp..................................................             17.05%
         41 S. High St., 9th Floor
         Columbus, Ohio 43287
       The Bank of New York.....................................................              6.25%
         4 Fisher Lane
         White Plains, NY 10603



RESOURCE CLASS



                                                                                         PERCENT
                                     NAME AND ADDRESS                                    OWNED OF
                                     OF RECORD OWNER                                  RECORD ONLY(a)
                                     ----------------                                 --------------
       Corestates Capital Markets...............................................            63.59%(b)
         1345 Chestnut Street
         Philadelphia, PA 19101
       Mellon Bank..............................................................            35.27%(b)
         Three Mellon Center, Room 3840
         Pittsburgh, PA 15259-0001



---------------



(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

TREASURY TAXADVANTAGE PORTFOLIO


  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury TaxAdvantage Portfolio as of December 1, 1996, and the percentage of such shares owned by such shareholders as of such date are as follows:

INSTITUTIONAL CLASS


                                                                                         PERCENT
                                     NAME AND ADDRESS                                    OWNED OF
                                     OF RECORD OWNER                                  RECORD ONLY(a)
                                     ----------------                                 --------------
      First Trust/VAR & Co. .............................................               33.57%(b)
         180 East 5th Street
         St. Paul, MN 55101
      Peoples Two Ten Company............................................               19.12%
         c/o Summit Bank
         Trust Operations, 7th Floor
         P.O. Box 821
         Hackensack, NJ 07602
      Boatmen's Trust Company............................................               11.22%
         100 North Broadway
         St. Louis, MO 63101
      Liberty Registration Co. of Oklahoma...............................               10.02%
         P.O. Box 25848
         Oklahoma City, OK 73125


PRIVATE INVESTMENT CLASS


                                                                                         PERCENT
                                     NAME AND ADDRESS                                    OWNED OF
                                     OF RECORD OWNER                                  RECORD ONLY(a)
                                     ----------------                                 --------------
      First National Bank of Chicago.....................................               61.27%(b)
         Mail Suite 0126
         Chicago, IL 60670-0126
      The Bank of New York...............................................               19.76%
         4 Fisher Lane
         White Plains, NY 10603
      Huntington Capital Corp............................................               18.82%
         41 S. High St., 9th Floor
         Columbus, OH 43287


---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

  Shares shown as beneficially owned by the above institutions are those shares for which the institutions possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.


  To the best of the knowledge of the Trust, as of December 1, 1996, the trustees and officers of the Trust beneficially owned less than 1% of each class of the Trust's outstanding shares.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION


  Shares of the Portfolio are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.



  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7, which require the Trust to adhere to certain conditions. These rules require that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk.

  The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Trust's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.


DISTRIBUTION AGREEMENT


  The Trust has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information About the
Trust -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Trust with FMC, AIM and AIM Management.



  The Distribution Agreement provides that FMC has the exclusive right to distribute shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio. FMC does not receive any fees with respect to the shares of the Institutional Class pursuant to the Distribution Agreement.



  The Distribution Agreement will remain in effect until June 30, 1997, and it will continue in effect from year to year thereafter only if such continuation is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. A prior distribution agreement between the Trust and FMC, with terms substantially the same as those of the Distribution Agreement, was in effect through October 15, 1993. The Trust or FMC may terminate the Distribution Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.



DISTRIBUTION PLAN



  The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Trust may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Private Investment Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of the class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses;
(iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment in the shares of the class of customer cash account balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of the class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.



  For the fiscal year ended August 31, 1996, FMC received compensation pursuant to the Plan in the amount of $52,922, or an amount equal to 0.25% of the average daily net assets of the Private Investment Class. With respect to the Private Investment Class, all of such amount was paid to dealers and financial institutions and none of such compensation was retained by FMC.



  FMC is a wholly-owned subsidiary of AIM, a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Trustee and Chairman of the Trust, owns shares of AIM Management and Robert H. Graham, a Trustee and President of the Trust, also owns shares of AIM Management.


PERFORMANCE INFORMATION


  As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Trust at (800) 659-1005. The current yield quoted will be the net average annualized yield for an identified period, such as seven days or a month. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Trust may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.



  For the seven-day period ended August 31, 1996, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) for the Institutional Class were 5.04% and 5.16% and for the Private Investment Class were 4.79% and 4.90%, respectively. These performance numbers are quoted for illustration purposes only. Performance numbers for any other seven-day period may be substantially different from those quoted above.



  The Trust may compare the performance of a class or the performance of securities in which it may invest to:


          - IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          - other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

          - yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          - other fixed-income investments such as Certificates of Deposit
     (CDs).


  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas a class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the Portfolio's securities when comparing investment alternatives.



  The Trust may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.


SUSPENSION OF REDEMPTION RIGHTS

  The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.

                      INVESTMENT PROGRAM AND RESTRICTIONS
INVESTMENT PROGRAM

  The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds.

ELIGIBLE SECURITIES

  The Portfolio limits its investments to direct U.S. Treasury obligations. These securities are "Eligible Securities" as defined in Rule 2a-7. Rule 2a-7 limits securities that may be purchased by money market funds to "Eligible Securities," and defines an "Eligible Security" as follows:


          (i) a security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any debt obli-gation within that class, that is comparable in priority and security with the security) by the Requisite NRSROs1 in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or


          (ii) a security:


             (A) that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less, and



             (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of debt obligations (or any within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories (within which there may be sub-categories or gradations indicating relative standing); or



          (iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (a)(9)(i) or (ii) of this section, as determined by the money market fund's board of trustees; provided, however, that:



             (A) the board of trustees may base its determination that a Standby Commitment that is not a Demand Feature is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and



             (B) a security that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories (within which there may be sub-categories or gradations indicating relative standing).


  The securities purchased by the Portfolio, which are limited to those issued by the U.S. Treasury, are considered to be in the highest ratings category for short-term debt obligations.

INVESTMENT RESTRICTIONS


  As a matter of fundamental policy which may not be changed without a majority vote of shareholders of the Portfolio (as that term is defined under "General Information about the Trust -- The Trust and its Shares"), the Portfolio may not:


          (1) concentrate more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          (3) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

          (4) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

          (5) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

---------------


1 "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp., ("S&P"), Moody's Investors Service, Inc., ("Moody's"), Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

          (6) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

          (7) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

          (8) invest in any obligation not payable as to principal and interest in United States currency; or

          (9) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.


  On December 11, 1996, the Board of Trustees of the Trust approved, subject to shareholder approval, the elimination of Investment Restriction No. (9) of the Trust, indicated above. Shareholders of the Trust will be asked to approve the change at an annual meeting of shareholders to be held on February 7, 1997. In the event shareholders approve the proposed change, Investment Restriction No.
(9) will no longer apply. If approved, the change will become effective as of March 1, 1997.


OTHER INVESTMENT POLICIES

  The Portfolio does not intend to invest in companies for the purpose of exercising control or management. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned, or of delay in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks. None of the foregoing policies is fundamental.


                             PORTFOLIO TRANSACTIONS


  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis, and, therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.


  From time to time, the Trust may sell a security, or purchase a security from an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital") when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.



  Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Trust from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Trust has obtained an order of exemption from the SEC which permits the Trust to engage in certain transactions with such 5% holder, if the Trust complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.


  AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


  Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Trust are a member except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Trust's Board of Trustees and any such purchases are reviewed at least quarterly by the Trust's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Trust was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 1996, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's prin-cipal business of investing in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Portfolio may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Portfolio from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by the Portfolio at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

  In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.


  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such distributions are actually made in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES


  A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.


FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.


  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.


  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS


  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on December 30, 1996. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. It is anticipated that the ordinary income dividends paid by the Portfolio from net investment income will be exempt from state and local personal and, in some cases, corporate income taxes in many states. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting their investment in the Portfolio.

                              FINANCIAL STATEMENTS

TREASURY TAXADVANTAGE PORTFOLIO
INSTITUTIONAL CLASS

SCHEDULE OF INVESTMENTS

August 31, 1996

                                   MATURITY PAR (000)    VALUE
U.S. TREASURY SECURITIES - 99.76%

U.S. TREASURY BILLS(a) - 69.58%

5.215%                             09/17/96 $ 49,680  $49,579,246
-----------------------------------------------------------------
5.05%                              09/19/96    2,984    2,976,465
-----------------------------------------------------------------
5.04%                              09/19/96    7,000    6,982,360
-----------------------------------------------------------------
5.045%                             09/19/96    4,670    4,658,220
-----------------------------------------------------------------
5.065%                             09/26/96   12,800   12,754,978
-----------------------------------------------------------------
5.095%                             09/26/96    9,765    9,730,450
-----------------------------------------------------------------
5.06%                              09/26/96   22,915   22,834,479
-----------------------------------------------------------------
5.145%                             10/03/96   44,995   44,789,224
-----------------------------------------------------------------
5.10%                              10/03/96    1,405    1,398,631
-----------------------------------------------------------------
5.095%                             10/03/96      540      537,555
-----------------------------------------------------------------
5.115%                             10/03/96    1,820    1,811,725
-----------------------------------------------------------------
5.095%                             10/03/96    3,000    2,986,413
-----------------------------------------------------------------
5.155%                             10/24/96   19,525   19,376,819
-----------------------------------------------------------------
5.175%                             10/24/96   20,025   19,872,434
-----------------------------------------------------------------
5.18%                              10/24/96    2,380    2,361,850
-----------------------------------------------------------------
5.01%                              11/07/96   23,000   22,785,544
-----------------------------------------------------------------
4.975%                             11/07/96    4,200    4,161,112
-----------------------------------------------------------------
5.00%                              11/07/96   11,185   11,080,917
-----------------------------------------------------------------
4.995%                             11/07/96    5,200    5,151,660
-----------------------------------------------------------------
5.02%                              11/14/96   13,000   12,865,854
-----------------------------------------------------------------
5.04%                              11/14/96    5,300    5,245,092
-----------------------------------------------------------------
5.06%                              11/14/96    8,000    7,916,791
-----------------------------------------------------------------
5.01%                              11/21/96   12,250   12,111,912
-----------------------------------------------------------------
5.02%                              11/21/96    4,700    4,646,914
-----------------------------------------------------------------
5.03%                              11/21/96   14,415   14,251,858
-----------------------------------------------------------------
5.06%                              11/21/96    2,200    2,174,953
-----------------------------------------------------------------
5.095%                             11/29/96   13,235   13,068,292
-----------------------------------------------------------------
                                                      318,111,748
-----------------------------------------------------------------

                                          MATURITY PAR (000)    VALUE
US. TREASURY SECURITIES - (continued)

U.S. TREASURY NOTES - 30.18%

8.00%                                     10/15/96  $42,475  $ 42,605,929
----------------------------------------------------------------------------
6.875%                                    10/31/96   40,500    40,589,317
----------------------------------------------------------------------------
7.25%                                     11/15/96   24,505    24,593,717
----------------------------------------------------------------------------
7.50%                                     12/31/96   30,000    30,209,989
----------------------------------------------------------------------------
                                                              137,998,952
----------------------------------------------------------------------------
   Total U.S. Treasury Securities                             456,110,700
----------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.76%                                456,110,700(b)
----------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES -- 0.24%                       1,085,450
----------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                     $457,196,150
============================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1996


ASSETS:

Investments, at value (amortized cost)                    $456,110,700
----------------------------------------------------------------------
Cash                                                             4,084
----------------------------------------------------------------------

RECEIVABLES FOR:

 Interest                                                    3,140,128
----------------------------------------------------------------------
 Reimbursement from advisor                                      4,800
----------------------------------------------------------------------
 Investments sold                                           49,603,992
----------------------------------------------------------------------
Investment for deferred compensation plan                       13,600
----------------------------------------------------------------------
Other assets                                                    11,168
----------------------------------------------------------------------
  Total assets                                             508,888,472
----------------------------------------------------------------------

LIABILITIES:

Payables for:

 Investments purchased                                      49,579,246
----------------------------------------------------------------------
 Dividends                                                   1,966,957
----------------------------------------------------------------------
 Deferred compensation                                          13,600
----------------------------------------------------------------------
Accrued advisory fees                                           55,963
----------------------------------------------------------------------
Accrued distribution fees                                       10,833
----------------------------------------------------------------------
Accrued transfer agent fees                                      3,541
----------------------------------------------------------------------
Accrued trustees' fees                                           1,297
----------------------------------------------------------------------
Accrued administrative services fees                             2,545
----------------------------------------------------------------------
Accrued operating expenses                                      58,340
----------------------------------------------------------------------
  Total liabilities                                         51,692,322
----------------------------------------------------------------------
NET ASSETS                                                $457,196,150
======================================================================

NET ASSETS:

Institutional Class                                       $407,218,040
======================================================================
Private Investment Class                                  $ 49,978,110
======================================================================

Shares of beneficial interest, $.01 par value per share:

Institutional Class                                        407,107,656
======================================================================
Private Investment Class                                    49,964,561
======================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $       1.00
======================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1996

INVESTMENT INCOME:

Interest income                                               $23,434,439
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     791,921
--------------------------------------------------------------------------
Custodian fees                                                     30,033
--------------------------------------------------------------------------
Administrative services fees                                       30,056
--------------------------------------------------------------------------
Trustees' fees and expenses                                         9,082
--------------------------------------------------------------------------
Transfer agent fees                                                34,495
--------------------------------------------------------------------------
Distribution fees (Note 2)                                         52,922
--------------------------------------------------------------------------
Other                                                             140,352
--------------------------------------------------------------------------
  Total expenses                                                1,088,861
--------------------------------------------------------------------------
Less expenses assumed by advisor                                 (141,726)
--------------------------------------------------------------------------
  Net expenses                                                    947,135
--------------------------------------------------------------------------
Net investment income                                          22,487,304
--------------------------------------------------------------------------
Net realized gain on sales of investments                          55,902
--------------------------------------------------------------------------
Net increase in net assets resulting from operations          $22,543,206
==========================================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1996 and 1995

                                                     1996          1995
                                                 ------------  ------------
OPERATIONS:

 Net investment income                           $ 22,487,304  $ 20,447,888
----------------------------------------------------------------------------
 Net realized gain on sales of investments             55,902        24,806
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                      22,543,206    20,472,694
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                                (22,487,304)  (20,447,888)
----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains on investments                                      --       (12,244)
----------------------------------------------------------------------------
Share transactions-net                             57,341,150    (4,095,169)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets            57,397,052    (4,082,607)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                             399,799,098   403,881,705
----------------------------------------------------------------------------
  End of period                                  $457,196,150  $399,799,098
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $457,072,217  $399,731,067
----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                        123,933        68,031
----------------------------------------------------------------------------
                                                 $457,196,150  $399,799,098
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio, with the assets, liabilities and operations of each portfolio accounted for separately. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio"). The Portfolio consists of two different classes of shares: the Institutional Class and the Private Investment Class. Matters affecting each class are voted on exclusively by such shareholders. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
  The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                          RATE
--------------------------------------------------------------------------
First $250 million                                                  0.20%
--------------------------------------------------------------------------
Over $250 million to $500 million                                   0.15%
--------------------------------------------------------------------------
Over $500 million                                                   0.10%
--------------------------------------------------------------------------

  The Fund has entered into a master distribution agreement with Fund Management Company ("FMC") for the distribution of shares of the Institutional Class and the Private Investment Class. The Company has also adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Portfolio may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Private Investment Class. During the year ended August 31, 1996, the Private Investment Class paid $52,922 as compensation under the Plan.
  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. During the year ended August 31, 1996, AIM voluntarily waived advisory fees of $116,126 on the Portfolio and assumed expenses of $25,600.
  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $30,056 for such services. During the year ended August 31, 1996, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $33,534 pursuant to a shareholder and transfer agency services agreement.
  Certain officers and trustees of the Fund are officers and directors of AIM, FMC and AIFS.
  The Portfolio paid legal fees of $3,900 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding for the years ended August 31, 1996 and 1995 were as follows:

                                      1996                             1995
                         -------------------------------  -------------------------------
                             SHARES          AMOUNT           SHARES          AMOUNT
                         --------------  ---------------  --------------  ---------------
Sold:

  Institutional Class     1,931,081,349  $ 1,931,081,349   1,566,228,552  $ 1,566,228,552
-----------------------------------------------------------------------------------------
  Private Investment
   Class*                   173,175,235      173,175,235      29,762,798       29,762,798
-----------------------------------------------------------------------------------------

Issued as reinvestment
 of dividends:

  Institutional Class           279,901          279,901         255,484          255,484
-----------------------------------------------------------------------------------------
  Private Investment
   Class*                       215,983          215,983         211,779          211,779
-----------------------------------------------------------------------------------------

Reacquired:

  Institutional Class    (1,918,562,346)  (1,918,562,346) (1,576,001,520)  (1,576,001,520)
-----------------------------------------------------------------------------------------
  Private Investment
   Class*                  (128,848,972)    (128,848,972)    (24,552,262)     (24,552,262)
-----------------------------------------------------------------------------------------
Net increase (decrease)      57,341,150  $    57,341,150      (4,095,169) $    (4,095,169)
=========================================================================================

* The Private Investment Class commenced operations on December 21, 1994.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a share outstanding of the Institutional Class during each of the years in the six-year period ended August 31, 1996 and the period August 17, 1990 (date operations commenced) through August 31, 1990.

                           1996            1995         1994         1993      1992         1991        1990
                         --------        --------     --------     --------  --------     --------     -------
Net asset value,
 beginning of period     $   1.00        $   1.00     $   1.00     $   1.00  $   1.00     $   1.00     $  1.00
-----------------------  --------        --------     --------     --------  --------     --------     -------

Income from investment
 operations:

  Net investment income      0.05            0.05         0.03         0.03      0.04         0.07       0.003
-----------------------  --------        --------     --------     --------  --------     --------     -------

Less distributions:

  Dividends from net
   investment income        (0.05)          (0.05)       (0.03)       (0.03)    (0.04)       (0.07)     (0.003)
-----------------------  --------        --------     --------     --------  --------     --------     -------
Net asset value, end of
 period                  $   1.00        $   1.00     $   1.00     $   1.00  $   1.00     $   1.00     $  1.00
=======================  ========        ========     ========     ========  ========     ========     =======
Total return                 5.19%           5.35%        3.29%        2.96%     4.32%        6.70%       7.79%(a)
=======================  ========        ========     ========     ========  ========     ========     =======

Ratios/supplemental
 data:

Net assets, end of
 period (000s omitted)   $407,218        $394,376     $403,882     $434,693  $573,283     $403,846     $16,201
=======================  ========        ========     ========     ========  ========     ========     =======
Ratio of expenses to
 average net assets          0.20%(b)(c)     0.20%(c)     0.20%(c)     0.20%     0.17%(e)     0.14%(e)    0.10%(e)
=======================  ========        ========     ========     ========  ========     ========     =======
Ratio of net investment
 income to average net
 assets                      5.06%(b)(d)     5.21%(d)     3.23%(d)     2.93%     4.16%(f)     6.16%(f)    7.74%(f)
=======================  ========        ========     ========     ========  ========     ========     =======

(a) Annualized.
(b) Ratios are based on average net assets of $424,432,042.
(c) Ratios of expenses to average net assets prior to waiver of advisory fees were 0.23% for the periods 1996-1994, respectively. Ratios are annualized for periods less than one year.
(d) Ratios of net investment income to average net assets prior to waiver of advisory fees were 5.04%, 5.18% and 3.20% for the periods 1996-1994, respectively. Ratios are annualized for periods less than one year.
(e) Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements were 0.21%, 0.25% and 1.24% for the periods 1992-1990, respectively. Ratios are annualized for periods less than one year.
(f) Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements were 4.13%, 6.04% and 6.60% for the periods 1992-1990, respectively. Ratios are annualized for periods less than one year.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the six-year period then ended and the period August 17, 1990 (date operations commenced) through August 31, 1990. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury TaxAdvantage Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the six-year period then ended and the period August 17, 1990 (date operations commenced) through August 31, 1990 in conformity with generally accepted accounting principles.

                                 /s/ KPMG Peat Marwick LLP

                                 KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

TREASURY TAXADVANTAGE PORTFOLIO
PRIVATE INVESTMENT CLASS

SCHEDULE OF INVESTMENTS

August 31, 1996

                                   MATURITY PAR (000)    VALUE
U.S. TREASURY SECURITIES - 99.76%

U.S. TREASURY BILLS(a) - 69.58%

5.215%                             09/17/96 $ 49,680  $49,579,246
-----------------------------------------------------------------
5.05%                              09/19/96    2,984    2,976,465
-----------------------------------------------------------------
5.04%                              09/19/96    7,000    6,982,360
-----------------------------------------------------------------
5.045%                             09/19/96    4,670    4,658,220
-----------------------------------------------------------------
5.065%                             09/26/96   12,800   12,754,978
-----------------------------------------------------------------
5.095%                             09/26/96    9,765    9,730,450
-----------------------------------------------------------------
5.06%                              09/26/96   22,915   22,834,479
-----------------------------------------------------------------
5.145%                             10/03/96   44,995   44,789,224
-----------------------------------------------------------------
5.10%                              10/03/96    1,405    1,398,631
-----------------------------------------------------------------
5.095%                             10/03/96      540      537,555
-----------------------------------------------------------------
5.115%                             10/03/96    1,820    1,811,725
-----------------------------------------------------------------
5.095%                             10/03/96    3,000    2,986,413
-----------------------------------------------------------------
5.155%                             10/24/96   19,525   19,376,819
-----------------------------------------------------------------
5.175%                             10/24/96   20,025   19,872,434
-----------------------------------------------------------------
5.18%                              10/24/96    2,380    2,361,850
-----------------------------------------------------------------
5.01%                              11/07/96   23,000   22,785,544
-----------------------------------------------------------------
4.975%                             11/07/96    4,200    4,161,112
-----------------------------------------------------------------
5.00%                              11/07/96   11,185   11,080,917
-----------------------------------------------------------------
4.995%                             11/07/96    5,200    5,151,660
-----------------------------------------------------------------
5.02%                              11/14/96   13,000   12,865,854
-----------------------------------------------------------------
5.04%                              11/14/96    5,300    5,245,092
-----------------------------------------------------------------
5.06%                              11/14/96    8,000    7,916,791
-----------------------------------------------------------------
5.01%                              11/21/96   12,250   12,111,912
-----------------------------------------------------------------
5.02%                              11/21/96    4,700    4,646,914
-----------------------------------------------------------------
5.03%                              11/21/96   14,415   14,251,858
-----------------------------------------------------------------
5.06%                              11/21/96    2,200    2,174,953
-----------------------------------------------------------------
5.095%                             11/29/96   13,235   13,068,292
-----------------------------------------------------------------
                                                      318,111,748
-----------------------------------------------------------------

                                          MATURITY PAR (000)    VALUE
US. TREASURY SECURITIES - (continued)

U.S. TREASURY NOTES - 30.18%

8.00%                                     10/15/96  $42,475  $ 42,605,929
----------------------------------------------------------------------------
6.875%                                    10/31/96   40,500    40,589,317
----------------------------------------------------------------------------
7.25%                                     11/15/96   24,505    24,593,717
----------------------------------------------------------------------------
7.50%                                     12/31/96   30,000    30,209,989
----------------------------------------------------------------------------
                                                              137,998,952
----------------------------------------------------------------------------
   Total U.S. Treasury Securities                             456,110,700
----------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.76%                                456,110,700(b)
----------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES -- 0.24%                       1,085,450
----------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                     $457,196,150
============================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1996


ASSETS:

Investments, at value (amortized cost)                    $456,110,700
----------------------------------------------------------------------
Cash                                                             4,084
----------------------------------------------------------------------

Receivables For:

 Interest                                                    3,140,128
----------------------------------------------------------------------
 Reimbursement from advisor                                      4,800
----------------------------------------------------------------------
 Investments sold                                           49,603,992
----------------------------------------------------------------------
Investment for deferred compensation plan                       13,600
----------------------------------------------------------------------
Other assets                                                    11,168
----------------------------------------------------------------------
  Total assets                                             508,888,472
----------------------------------------------------------------------

LIABILITIES:

Payables For:

 Investments purchased                                      49,579,246
----------------------------------------------------------------------
 Dividends                                                   1,966,957
----------------------------------------------------------------------
 Deferred compensation                                          13,600
----------------------------------------------------------------------
Accrued advisory fees                                           55,963
----------------------------------------------------------------------
Accrued distribution fees                                       10,833
----------------------------------------------------------------------
Accrued transfer agent fees                                      3,541
----------------------------------------------------------------------
Accrued trustees' fees                                           1,297
----------------------------------------------------------------------
Accrued administrative services fees                             2,545
----------------------------------------------------------------------
Accrued operating expenses                                      58,340
----------------------------------------------------------------------
  Total liabilities                                         51,692,322
----------------------------------------------------------------------
NET ASSETS                                                $457,196,150
======================================================================

NET ASSETS:

Institutional Class                                       $407,218,040
======================================================================
Private Investment Class                                  $ 49,978,110
======================================================================

Shares of beneficial interest, $.01 par value per share:

Institutional Class                                        407,107,656
======================================================================
Private Investment Class                                    49,964,561
======================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $       1.00
======================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1996


INVESTMENT INCOME:

Interest income                                       $23,434,439
------------------------------------------------------------------

EXPENSES:

Advisory fees                                             791,921
------------------------------------------------------------------
Custodian fees                                             30,033
------------------------------------------------------------------
Administrative services fees                               30,056
------------------------------------------------------------------
Trustees' fees and expenses                                 9,082
------------------------------------------------------------------
Transfer agent fees                                        34,495
------------------------------------------------------------------
Distribution fees (Note 2)                                 52,922
------------------------------------------------------------------
Other                                                     140,352
------------------------------------------------------------------
  Total expenses                                        1,088,861
------------------------------------------------------------------
Less expenses assumed by advisor                         (141,726)
------------------------------------------------------------------
  Net expenses                                            947,135
------------------------------------------------------------------
Net investment income                                  22,487,304
------------------------------------------------------------------
Net realized gain on sales of investments                  55,902
------------------------------------------------------------------
Net increase in net assets resulting from operations  $22,543,206
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1996 and 1995

                                                     1996          1995
                                                 ------------  ------------
OPERATIONS:

 Net investment income                           $ 22,487,304  $ 20,447,888
----------------------------------------------------------------------------
 Net realized gain on sales of investments             55,902        24,806
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                      22,543,206    20,472,694
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                                (22,487,304)  (20,447,888)
----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains on investments                                      --       (12,244)
----------------------------------------------------------------------------
Share transactions-net                             57,341,150    (4,095,169)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets            57,397,052    (4,082,607)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                             399,799,098   403,881,705
----------------------------------------------------------------------------
  End of period                                  $457,196,150  $399,799,098
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $457,072,217  $399,731,067
----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                        123,933        68,031
----------------------------------------------------------------------------
                                                 $457,196,150  $399,799,098
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio, with the assets, liabilities and operations of each portfolio accounted for separately. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio"). The Portfolio consists of two different classes of shares: the Institutional Class and the Private Investment Class. Matters affecting each class are voted on exclusively by such shareholders. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
  The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                                RATE
------------------------------------------------------------------------------
First $250 million                                                        0.20
------------------------------------------------------------------------------
Over $250 million to $500 million                                         0.15
------------------------------------------------------------------------------
Over $500 million                                                         0.10
------------------------------------------------------------------------------

  The Fund has entered into a master distribution agreement with Fund Management Company ("FMC") for the distribution of shares of the Institutional Class and the Private Investment Class. The Company has also adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Portfolio may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Private Investment Class. During the year ended August 31, 1996, the Private Investment Class paid $52,922 as compensation under the Plan.
  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. During the year ended August 31, 1996, AIM voluntarily waived advisory fees of $116,126 on the Portfolio and assumed expenses of $25,600.
  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $30,056 for such services. During the year ended August 31, 1996, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $33,534 pursuant to a shareholder and transfer agency services agreement.
  Certain officers and trustees of the Fund are officers and directors of AIM, FMC and AIFS.
  The Portfolio paid legal fees of $3,900 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding for the years ended August 31, 1996 and 1995 were as follows:

                                      1996                             1995
                         -------------------------------  -------------------------------
                             SHARES          AMOUNT           SHARES          AMOUNT
                         --------------  ---------------  --------------  ---------------
Sold:

  Institutional Class     1,931,081,349  $ 1,931,081,349   1,566,228,552  $ 1,566,228,552
-----------------------------------------------------------------------------------------
  Private Investment
   Class*                   173,175,235      173,175,235      29,762,798       29,762,798
-----------------------------------------------------------------------------------------

Issued as reinvestment
 of dividends:

  Institutional Class           279,901          279,901         255,484          255,484
-----------------------------------------------------------------------------------------
  Private Investment
   Class*                       215,983          215,983         211,779          211,779
-----------------------------------------------------------------------------------------

Reacquired:

  Institutional Class    (1,918,562,346)  (1,918,562,346) (1,576,001,520)  (1,576,001,520)
-----------------------------------------------------------------------------------------
  Private Investment
   Class*                  (128,848,972)    (128,848,972)    (24,552,262)     (24,552,262)
-----------------------------------------------------------------------------------------
Net increase (decrease)      57,341,150  $    57,341,150      (4,095,169) $    (4,095,169)
==========================================================================================

* The Private Investment Class commenced operations on December 21, 1994.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a share outstanding of the Private Investment Class for the year ended August 31, 1996 and the period December 21, 1994 (date operations commenced) through August 31, 1995.

                                                          1996        1995
                                                         -------     ------
Net asset value, beginning of period                     $  1.00     $ 1.00
-------------------------------------------------------  -------     ------

Income from investment operations:

  Net investment income                                     0.05       0.04
-------------------------------------------------------  -------     ------

Less distributions:

  Dividends from net investment income                     (0.05)     (0.04)
-------------------------------------------------------  -------     ------
Net asset value, end of period                           $  1.00     $ 1.00
=======================================================  =======     ======
Total return                                                4.93%      5.32%(a)
=======================================================  =======     ======

Ratios/supplemental data:

Net assets, end of period (000s omitted)                 $49,978     $5,423
=======================================================  =======     ======
Ratio of expenses to average net assets(b)                  0.45%(c)   0.45%(a)
=======================================================  =======     ======
Ratio of net investment income to average net assets(b)     4.72%(c)   5.21%(a)
=======================================================  =======     ======

(a) Annualized.
(b) After waiver of advisory fees, distribution fees and expense reimbursements. Ratios of expenses and net investment income to average net assets prior to waivers and expense reimbursements were 0.85% and 4.32% for 1996 and 1.02% and 4.64% for 1995.
(c) Ratios are based on average net assets of $21,111,080.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended and the period December 21, 1994 (date operations commenced) through August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury TaxAdvantage Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended and the period December 21, 1994 (date operations commenced) through August 31, 1995 in conformity with generally accepted accounting principles.

                                 /s/ KPMG PEAT MARWICK LLP

                                 KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

                                     PART C
                               OTHER INFORMATION

Item 24.


         (a)     Financial Statements

                 1.       Treasury Portfolio - Cash Management Class

                          In Part A:       Financial Highlights as of August 31,
                                           1996 (audited)

                          In Part B:       (1)     Independent Auditors' Report
                                           (2)     Financial Statements as of
                                                   August 31, 1996 (audited)

                          In Part C:       None

                 2.       Treasury Portfolio - Institutional Class

                          In Part A:       Financial Highlights as of August 31,
                                           1996 (audited)

                          In Part B:       (1)     Independent Auditors' Report
                                           (2)     Financial Statements as of
                                                   August 31, 1996 (audited)

                          In Part C:       None

                 3.       Treasury Portfolio - Personal Investment Class

                          In Part A:       Financial Highlights as of August 31,
                                           1996 (audited)

                          In Part B:       (1)     Independent Auditors' Report
                                           (2)     Financial Statements as of
                                                   August 31, 1996 (audited)

                          In Part C:       None

                 4.       Treasury Portfolio - Private Investment Class

                          In Part A:       Financial Highlights as of August 31,
                                           1996 (audited)

                          In Part B:       (1)     Independent Auditors' Report
                                           (2)     Financial Statements as of
                                                   August 31, 1996 (audited)

                          In Part C:       None

                 5.       Treasury Portfolio - Resource Class

                          In Part A:       Financial Highlights as of August 31,
                                           1996 (audited)

                          In Part B:       (1) Independent Auditors' Report
                                           (2) Financial Statements as of August
                                               31, 1996 (audited)

                          In Part C:       None

                 6.       Treasury TaxAdvantage Portfolio - Institutional Class

                          In Part A:       Financial Highlights as of August 31,
                                           1996 (audited)

                          In Part B:       (1) Independent Auditors' Report
                                           (2) Financial Statements as of August
                                               31, 1996 (audited)

                          In Part C:       None

                 7.       Treasury TaxAdvantage Portfolio - Private Investment
                          Class

                          In Part A:       Financial Highlights as of August 31,
                                           1996 (audited)

                          In Part B:       (1) Independent Auditors' Report
                                           (2) Financial Statements as of August
                                               31, 1996 (audited)

                          In Part C:       None

         (b)     Exhibits



Exhibit
Number           Description
------           -------------------------------------------------------------
(1)      -       (a)      Certificate of Trust of Registrant was filed as an
                          exhibit to Registrant's Post-Effective Amendment No.
                          26 on October 15, 1993, and is filed electronically
                          herewith.

                 (b) Agreement and Declaration of Trust of Registrant was filed as an exhibit to Registrant's Post-Effective
                          Amendment No. 26 on October 15, 1993, and was filed electronically as an Exhibit to Registrant's
                          Post-Effective Amendment No. 28 on November 13, 1995, and is hereby incorporated by reference.

                 (c)      First Amendment, dated September 11, 1993, to the
                          Registrant's Agreement and Declaration of Trust was filed as an exhibit to Registrant's Post-Effective
                          Amendment No. 26 on October 15, 1993, and was filed electronically as an Exhibit to Registrant's
                          Post-Effective Amendment No. 28 on November 13, 1995, and is hereby incorporated by reference.

                 (d)      Second Amendment, dated August 4, 1994, to the
                          Registrant's Agreement and Declaration of Trust was filed electronically as an Exhibit to Registrant's
                          Post-Effective Amendment No. 28 on November 13, 1995, and is hereby incorporated by reference.

                 (e)      Third Amendment, dated September 19, 1995, to the
                          Registrant's Agreement and Declaration of Trust is filed herewith electronically.

(2)      -       (a)      By-Laws of Registrant was filed as an exhibit to
                          Registrant's Post-Effective Amendment No. 26 on
                          October 15, 1993, and was filed electronically as an
                          Exhibit to Registrant's Post-Effective Amendment No.
                          28 on November 13, 1995, and is hereby incorporated by
                          reference.

                 (b)      Amendment to the By-Laws of Registrant, adopted
                          December 2, 1993, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No.
                          28 on November 13, 1995, and is hereby incorporated by reference.

Exhibit
Number           Description
------           -------------------------------------------------------------
                 (c)      Second Amendment to the By-Laws of Registrant, dated
                          March 14, 1995, is filed electronically herewith.

(3)      -       Certain Voting Trust Agreements - None.

(4)      -       (a)      Form of Specimen Certificate representing shares of
                          the Treasury TaxAdvantage Portfolio was filed as an
                          Exhibit to Registrant's Post-Effective Amendment No.
                          26 on October 15, 1993, and is hereby incorporated by
                          reference.

                 (b) Form of Specimen Certificate representing shares of the Institutional Class of the Treasury Portfolio was filed as an Exhibit to Registrant's Post-Effective
                          Amendment No. 26 on October 15, 1993, and is hereby incorporated by reference.

                 (c) Form of Specimen Certificate representing shares of the Personal Investment Class of the Treasury
                          Portfolio was filed as an Exhibit to Registrant's
                          Post-Effective Amendment No. 26 on October 15, 1993, and is hereby incorporated by reference.

                 (d) Form of Specimen Certificate representing shares of the Private Investment Class of the Treasury Portfolio was filed as an Exhibit to Registrant's Post-Effective
                          Amendment No. 26 on October 15, 1993, and is hereby incorporated by reference.

                 (e) Form of Specimen Certificate representing shares of the Cash Management Class of the Treasury Portfolio was filed as an Exhibit to Registrant's Post-Effective
                          Amendment No. 26 on October 15, 1993, and is hereby incorporated by reference.

                 (f) Form of Specimen Certificate representing shares of the Private Investment Class of the Treasury
                          TaxAdvantage Portfolio was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27 on
                          November 14, 1994, and is hereby incorporated by reference.

                 (g) Form of Specimen Certificate representing shares of the Resource Class of the Treasury Portfolio was filed electronically as an Exhibit to Registrant's
                          Post-Effective Amendment No. 28 on November 13, 1995, and is hereby incorporated by reference.

(5)      -       (a)      Master Investment Advisory Agreement, dated October
                          18, 1993, between A I M Advisors, Inc. and Registrant
                          with respect to the Treasury Portfolio and the
                          Treasury TaxAdvantage Portfolio was filed as an
                          Exhibit to Registrant's Post-Effective Amendment No.
                          27, on November 14, 1994, and is filed electronically
                          herewith.

(6)      -       (a)      Master Distribution Agreement, dated October 18, 1993,
                          between Fund Management Company and Registrant with
                          respect to the Treasury and Treasury TaxAdvantage
                          Portfolio was filed as an Exhibit to Registrant's
                          Post-Effective Amendment No. 27 on November 14, 1994,
                          and was filed electronically as an Exhibit to
                          Registrant's Post-Effective Amendment No. 28 on
                          November 13, 1995, and is hereby incorporated by
                          reference.

                 (b)      Amendment No. 1, dated December 8, 1994, to Master
                          Distribution Agreement, dated October 18, 1993, between Fund Management Company and Registrant was filed electronically as an Exhibit to Registrant's
                          Post-Effective Amendment No. 28 on November 13, 1995, and is hereby incorporated by reference.

Exhibit
Number           Description
------           -------------------------------------------------------------
                 (c)      Amendment No. 2, dated September 19, 1995, to the
                          Master Distribution Agreement, dated October 18, 1993,
                          between Fund Management Company and Registrant is
                          filed herewith electronically.

(7)      -       (a)      Retirement Plan for Eligible Directors/Trustees was
                          filed as an exhibit to Registrant's Post-Effective
                          Amendment No. 27 on November 14, 1994, and is filed
                          electronically herewith.

                 (b) Form of Deferred Compensation Agreement was filed as an exhibit to Registrant's Post-Effective Amendment
                          No. 27 on November 14, 1994, and is hereby filed electronically herewith

(8)      -       (a)      Custodian Agreement, dated October 15, 1993, between
                          The Bank of New York and Registrant, was filed as an
                          Exhibit to Registrant's Post-Effective Amendment No.
                          27 on November 14, 1994 and is filed electronically
                          herewith.

                 (b)      Amendment, dated July 30, 1996, to the Custodian
                          Agreement, dated October 15, 1993, between The Bank of
                          New York and Registrant is filed electronically herewith.

(9)      -       (a)      Transfer Agency and Service Agreement, dated September
                          16, 1994, between A I M Institutional Fund Services,
                          Inc. and Registrant was filed electronically as an
                          Exhibit to Registrant's Post-Effective Amendment No.
                          28 on November 13, 1995, and is hereby incorporated by
                          reference.

                 (b)      Amendment No. 1, dated July 1, 1996, to the Transfer
                          Agency and Service Agreement, dated September 16,
                          1994, between A I M Institutional Fund Services, Inc.
                          and Registrant was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on
                          November 13, 1995, and is hereby incorporated by reference.

                 (c)      Master Administrative Services Agreement, dated
                          October 18, 1993, between A I M Advisors, Inc. and
                          Registrant was filed as an exhibit to Registrant's
                          Post-Effective Amendment No. 27 on November 14, 1994, and was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on
                          November 13, 1995, and is hereby incorporated by reference.

                 (d)      Amendment No. 1, dated November 2, 1995, to the Master
                          Administrative Services Agreement, dated October 18,
                          1993, between A I M Advisors, Inc. and Registrant is filed electronically herewith.

(10)     -       (a)      Opinion of Ballard Spahr Andrews & Ingersoll was filed
                          as an exhibit to Registrant's Rule 24f-2 Notice for
                          the fiscal year ending August 31, 1996.

(11)     -       (a)      Consent of Ballard Spahr Andrews & Ingersoll  is filed
                          electronically herewith.

                 (b) Consent of KPMG Peat Marwick LLP is filed electronically herewith.

(12)     -       Other Financial Statements - None.

(13)     -       Agreement Concerning Initial Capitalization - None.

(14)     -       Retirement Plans - None.

Exhibit
Number           Description
------           -------------------------------------------------------------
(15)     -       (a)      Master Distribution Plan pursuant to Rule 12b-1,
                          effective as of August 6, 1993, as amended as of
                          December 8, 1994, as further amended as of September
                          19, 1995, and as further amended as of December 5,
                          1995, and related forms of agreement with respect to
                          the Personal Investment Class, Private Investment
                          Class, Resource Class and the Cash Management Class of
                          the Treasury Portfolio and the Private Investment
                          Class of the Treasury TaxAdvantage Portfolio is filed
                          electronically herewith.

(16)     -       Schedules of Yield and Performance Quotations were filed as an exhibit to Registrant's Post-Effective Amendment No. 14 on
                 October 31, 1988, and are hereby incorporated by reference.

(18)     -       Multiple Class (Rule 18f-3) Plan is filed electronically
                 herewith.

(27)     -       Financial Data Schedule is filed electronically herewith.


Item 25.         Persons Controlled by or under Common Control with Registrant
                 -------------------------------------------------------------


                 Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

                 None


Item 26.         Number of Holders of Securities

                 State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


        Number of Record Holders
             Title Class                                     December 1, 1996
        ------------------------                             ----------------
        Treasury Portfolio
             Cash Management Class                                   9
             Institutional Class                                    67
             Personal Investment Class                               5
             Private Investment Class                               12
             Resource Class                                          5
        Treasury TaxAdvantage Portfolio
             Institutional Class                                    19
             Private Investment Class                                5



Item 27.         Indemnification

                 State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         Under the terms of the Registrant's Agreement and Declaration of Trust, the Registrant may indemnify any person who was or is a trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Trustees, by a majority vote of a quorum which consists of trustees who are neither "interested persons" of the Registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company with a $15,000,000 limit of liability.


Item 28.         Business and Other Connections of Investment Advisor

                 Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.


                 See each Statement of Additional Information, Part B under headings "General Information About the Trust - Investment Advisor" and "- Trustees and Officers" for information concerning A I M Advisors, Inc.



Item 29.         Principal Underwriters

                 (a) Fund Management Company, the Registrant's principal underwriter of all of its shares also acts as a principal underwriter to the following investment companies:

                          AIM Equity Funds, Inc. (Institutional Classes) AIM Investment Securities Funds (Limited Maturity Treasury Portfolio -
                                  Institutional Shares)
                          Short-Term Investments Co.
                          Tax-Free Investments Co.

                 (b) The following table sets forth information with respect to each director, officer or partner of Fund Management Company:

Name and Principal                  Position and Offices                         Position and Offices
Business Address*                   with Principal Underwriter                   with Registrant
----------------                    --------------------------                   ---------------
Charles T. Bauer                    Chairman of the Board of                     Chairman
                                    Directors and Director

William H. Kleh                     Director                                     None

J. Abbott Sprague                   President & Director                         Vice President

Robert  H. Graham                   Senior Vice President & Director             President

Mark D. Santero                     Senior Vice President                        None

John J. Arthur                      Vice President & Treasurer                   Senior Vice President
                                                                                 &  Treasurer

Jesse H. Cole                       Vice President                               None

Melville B. Cox                     Vice President & Chief                       Vice President
                                    Compliance Officer

Carol F. Relihan                    Vice President                               Senior Vice President &
                                    & General Counsel                            Secretary

Stephen I. Winer                    Vice President,                              Assistant Secretary
                                    Assistant General Counsel &
                                    Assistant Secretary

Nancy A. Beck                       Assistant Vice President                     None

David E. Hessel                     Assistant Vice President,                    None
                                    Assistant Treasurer &
                                    Controller

Jeffrey L. Horne                    Assistant Vice President                     None

Robert Morris                       Assistant Vice President                     None

Margaret A. Reilly                  Assistant Vice President                     None

Dana R. Sutton                      Assistant Vice President &                   Vice President & Assistant
                                    Assistant Treasurer                          Treasurer

Nicholas D. White                   Assistant Vice President                     None



-----------------------------------

*  11 Greenway Plaza, Suite 1919, Houston, Texas  77046-1173

Name and Principal                   Position and Offices                        Position and Offices
Business Address*                    with Principal Underwriter                  with Registrant
----------------                     --------------------------                  ---------------
David L. Kite                       Assistant General Counsel &                  Assistant Secretary
                                    Assistant Secretary

Nancy L. Martin                     Assistant General Counsel &                  Assistant Secretary
                                    Assistant Secretary

Ofelia M. Mayo                      Assistant General Counsel &                  Assistant Secretary
                                    Assistant Secretary


Samuel D. Sirko                     Assistant General Counsel &                  Assistant Secretary
                                    Assistant Secretary

Kathleen J. Pflueger                Secretary                                    Assistant Secretary


         (c)     Not Applicable

Item 30.         Location of Accounts and Records

                 With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.


         A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286; and the Transfer Agent and Dividend Paying Agent, A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, TX
         77046-1173.


Item 31.         Management Services

                 Furnish summary of the substantive provisions of management related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

                 None.

Item 32.         Undertakings

                 (a)      None

                 (b)      None.





-----------------------------------

*  11 Greenway Plaza, Suite 1919, Houston, Texas  77046-1173

               (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable Portfolio's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Houston, Texas on the 17th day of December, 1996.




                                     Registrant:   SHORT-TERM INVESTMENTS TRUST

                                            By:    /s/ Robert H. Graham
                                                   ----------------------------
                                                   Robert H. Graham, President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


           SIGNATURES                    TITLE                            DATE
           ----------                    -----                            ----
      /s/ Charles T. Bauer        Chairman & Trustee               December 17, 1996
     ----------------------
     (Charles T. Bauer)

      /s/ Robert H. Graham        Trustee & President
     ----------------------       (Principal Executive Officer)    December 17, 1996
     (Robert H. Graham)

      /s/ Bruce L. Crockett       Trustee                          December 17, 1996
     -----------------------
     (Bruce L. Crockett)

     /s/ Owen Daly II             Trustee                          December 17, 1996
     -------------------------
     (Owen Daly II)

     /s/ Carl Frischling          Trustee                          December 17, 1996
     -------------------------
     (Carl Frischling)

      /s/ John F. Kroeger         Trustee                          December 17, 1996
     -----------------------
     (John F. Kroeger)

      /s/ Lewis F. Pennock        Trustee                          December 17, 1996
     ----------------------
     (Lewis F. Pennock)

      /s/ Ian W. Robinson         Trustee                          December 17, 1996
     ----------------------
     (Ian W. Robinson)

      /s/ Louis S. Sklar          Trustee                          December 17, 1996
     -------------------------
     (Louis S. Sklar)

      /s/ John J. Arthur          Senior Vice President &
     -------------------------    Treasurer (Principal Financial   December 17, 1996
     (John J. Arthur)             and Accounting Officer)

                              INDEX TO EXHIBITS


 Exhibit
 Number
 ------
  1(a)            Certificate of Trust of Registrant

  1(e)            Third Amendment to Agreement and Declaration of Trust, dated
                  September 19, 1995.

  2(c)            Second Amendment to the By-Laws of Registrant, dated March
                  14, 1995

  5(a) Master Investment Advisory Agreement, dated October 18, 1993, between A I M Advisors, Inc. and Registrant

  6(c)            Amendment No. 2, dated September 19, 1995,  to Master
                  Distribution Agreement, dated October 18, 1993, between Fund
                  Management Company and Registrant

  7(a)            Retirement Plan for Eligible Directors/Trustees

  7(b)            Form of Deferred Compensation Agreement

  8(a) Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant

  8(b) Amendment, dated July 30, 1996, to the Custodian Agreement, dated October 15, 1993, between The Bank of New York and
                  Registrant

  9(d)            Amendment No. 1, dated November 2, 1995, to Administrative
                  Services Agreement, dated October 18, 1993, between A I M
                  Advisors, Inc. and Registrant

 11(a)            Consent of Ballard Spahr Andrews & Ingersoll

 11(b)            Consent of KPMG Peat Marwick LLP

 15(a)            Master Distribution Plan and related forms of agreement

 18               Multiple Class (Rule 18f-3) Plan

 27               Financial Data Schedule



                                      10